UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	VANGUARD BALANCED INDEX FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1:	Schedule of Investments

Vanguard Balanced Index Fund
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (60.4%)

Auto & Transportation (1.3%)
United Parcel Service, Inc.	208,171	14,391
FedEx Corp.	96,152	8,378
Burlington Northern Santa Fe Corp.	126,525	7,566
Union Pacific Corp.	83,688	6,000
Ford Motor Co.	592,873	5,846
Norfolk Southern Corp.	135,473	5,495
^ General Motors Corp.	151,684	4,643
Harley-Davidson, Inc.	95,383	4,620
PACCAR, Inc.	55,438	3,764
Southwest Airlines Co.	236,379	3,510
CSX Corp.	72,525	3,371
Genuine Parts Co.	58,674	2,517
Expeditors International of Washington, Inc.	35,741	2,029
C.H. Robinson Worldwide, Inc.	27,171	1,742
BorgWarner, Inc.	18,966	1,071
Oshkosh Truck Corp.	24,368	1,052
Tidewater Inc.	19,304	940
CNF Inc.	17,650	927
Gentex Corp.	49,854	867
* Yellow Roadway Corp.	20,450	847
Laidlaw International Inc.	35,000	846
* The Goodyear Tire & Rubber Co.	53,157	829
Landstar System, Inc.	20,068	803
J.B. Hunt Transport Services, Inc.	40,968	779
Lear Corp.	22,719	772
Polaris Industries, Inc.	14,490	718
Alexander & Baldwin, Inc.	13,279	707
* Navistar International Corp.	21,182	687
* AMR Corp.	54,376	608
OMI Corp.	30,400	543
Overseas Shipholding Group Inc.	9,259	540
* Kansas City Southern	21,850	509
Skywest, Inc.	18,500	496
UTI Worldwide, Inc.	6,300	490
Dana Corp.	50,495	475
Delphi Corp.	169,798	469
* JetBlue Airways Corp.	26,534	467
Visteon Corp.	43,552	426
Thor Industries, Inc.	12,482	424
Wabtec Corp.	15,014	410
Forward Air Corp.	10,853	400
Modine Manufacturing Co.	10,538	387
Florida East Coast Industries, Inc. Class A	8,137	369
* AirTran Holdings, Inc.	28,400	360
ArvinMeritor, Inc.	21,481	359
* EGL, Inc.	13,005	353
Cooper Tire & Rubber Co.	22,693	347
American Axle & Manufacturing Holdings, Inc.	14,536	335
* Kirby Corp.	6,700	331
Pacer International, Inc.	12,300	324
Heartland Express, Inc.	15,914	324
* Offshore Logistics, Inc.	8,700	322
Winnebago Industries, Inc.	10,742	311
* Aviall, Inc.	9,175	310
* TRW Automotive Holdings Corp.	10,100	296
Knight Transportation, Inc.	12,010	293
Werner Enterprises, Inc.	16,877	292
General Maritime Corp.	7,400	272
* Tenneco Automotive, Inc.	15,260	267
* Swift Transportation Co., Inc.	14,808	262
Arkansas Best Corp.	7,500	261
Wabash National Corp.	12,250	241
* AAR Corp.	13,900	239
* TBC Corp.	6,900	238
* Alaska Air Group, Inc.	7,978	232
* Genesee & Wyoming Inc. Class A	7,250	230
* Fleetwood Enterprises, Inc.	18,200	224
* Old Dominion Freight Line, Inc.	6,500	218
* Hub Group, Inc.	5,263	193
* Continental Airlines, Inc. Class B	18,689	181
Bandag, Inc.	3,929	168
^ Superior Industries International, Inc.	7,479	161
* Gulfmark Offshore, Inc.	4,900	158
* US Airways Group Inc.	7,435	156
* Keystone Automotive Industries, Inc.	5,211	150
* RailAmerica, Inc.	12,096	144
Monaco Coach Corp.	9,194	136
The Greenbrier Cos., Inc.	3,900	130
* Commercial Vehicle Group Inc.	6,012	126
* Miller Industries, Inc.	6,346	125
* Aftermarket Technology Corp.	6,629	122
* ExpressJet Holdings, Inc.	13,050	117
* Frontier Airlines, Inc.	11,700	114
* Mesa Air Group Inc.	13,000	107
* Republic Airways Holdings Inc.	7,414	106
* Marten Transport, Ltd.	4,100	104
* Petroleum Helicopters, Inc.	2,924	91
Sea Containers Ltd. Class A	7,700	90
Maritrans Inc.	2,600	83
Arctic Cat, Inc.	4,000	82
* Strattec Security Corp.	1,531	79
Sauer-Danfoss, Inc.	3,900	78
Todd Shipyards Corp.	4,076	78
* Celadon Group Inc.	3,300	74
* SCS Transportation, Inc.	4,551	71
* Hayes Lemmerz International, Inc.	14,200	64
* P.A.M. Transportation Services, Inc.	3,863	62
* Covenant Transport, Inc.	4,806	58
Marine Products Corp.	5,136	57
* Quantum Fuel Systems Technologies Worldwide, Inc.	13,700	56
Titan International, Inc.	4,000	55
Coachmen Industries, Inc.	4,740	54
* Pinnacle Airlines Corp.	7,373	48
* Stoneridge, Inc.	5,600	46
* Quality Distribution Inc.	5,726	46
* Impco Technologies Inc.	6,885	41
Spartan Motors, Inc.	3,729	41
Standard Motor Products, Inc.	4,700	38
* Dynamex Inc.	2,400	38
* Dura Automotive Systems, Inc.	8,693	35
Noble International, Ltd.	1,400	34
* Frozen Food Express Industries, Inc.	2,500	26
* MAIR Holdings, Inc.	4,441	26
* USA Truck, Inc.	1,000	25
Quixote Corp.	1,150	25
* International Shipholding Corp.	1,442	25
* U.S. Xpress Enterprises, Inc.	2,100	24
* Proliance International Inc.	2,412	13
* Odyssey Marine Exploration, Inc.	2,300	8
* R&B, Inc.	800	8
* Central Freight Lines, Inc.	3,820	8
* Hawaiian Holdings, Inc.	2,700	8
* FLYi, Inc.	13,323	3

		104,167

Consumer Discretionary (8.5%)
Wal-Mart Stores, Inc.	849,016	37,204
Time Warner, Inc.	1,537,636	27,847
Home Depot, Inc.	718,754	27,413
* Google Inc.	63,984	20,248
Gillette Co.	328,077	19,094
The Walt Disney Co.	684,932	16,527
Lowe's Cos., Inc.	246,221	15,857
Viacom Inc. Class B	468,932	15,479
Target Corp.	280,947	14,590
* Yahoo! Inc.	420,642	14,235
McDonald's Corp.	424,201	14,206
* eBay Inc.	339,080	13,970
The News Corp., Inc.	832,606	12,980
Kimberly-Clark Corp.	161,001	9,584
Carnival Corp.	148,761	7,435
Cendant Corp.	352,334	7,272
Costco Wholesale Corp.	159,956	6,893
* Liberty Media Corp.	852,639	6,864
* Starbucks Corp.	130,575	6,542
The McGraw-Hill Cos., Inc.	127,720	6,136
Best Buy Co., Inc.	140,274	6,106
Federated Department Stores, Inc.	89,649	5,995
* Electronic Arts Inc.	103,138	5,868
Gannett Co., Inc.	83,213	5,728
Waste Management, Inc.	190,313	5,445
Staples, Inc.	248,585	5,300
NIKE, Inc. Class B	63,955	5,224
Omnicom Group Inc.	62,324	5,212
* Kohl's Corp.	103,553	5,196
Clear Channel Communications, Inc.	156,057	5,133
* Sears Holdings Corp.	38,746	4,821
Yum! Brands, Inc.	97,980	4,743
* Amazon.com, Inc.	103,192	4,674
Avon Products, Inc.	158,329	4,275
J.C. Penney Co., Inc. (Holding Co.)	88,137	4,179
Starwood Hotels & Resorts Worldwide, Inc.	72,420	4,140
Marriott International, Inc. Class A	63,703	4,013
* Coach, Inc.	127,920	4,012
* Bed Bath & Beyond, Inc.	99,059	3,980
* DirecTV Group, Inc.	255,571	3,828
Harrah's Entertainment, Inc.	57,927	3,776
The Gap, Inc.	211,428	3,685
* Apollo Group, Inc. Class A	52,378	3,477
TJX Cos., Inc.	161,347	3,304
* Office Depot, Inc.	105,805	3,142
International Game Technology	115,619	3,122
* Sirius Satellite Radio, Inc.	421,152	2,759
Hilton Hotels Corp.	122,911	2,743
* XM Satellite Radio Holdings, Inc.	74,301	2,668
R.R. Donnelley & Sons Co.	68,606	2,543
Tribune Co.	74,378	2,521
* Fisher Scientific International Inc.	40,213	2,495
Nordstrom, Inc.	70,288	2,412
Limited Brands, Inc.	115,900	2,368
Eastman Kodak Co.	96,471	2,347
Mattel, Inc.	139,098	2,320
* IAC/InterActiveCorp	90,586	2,296
Black & Decker Corp.	27,484	2,256
Harman International Industries, Inc.	21,686	2,218
* Chico's FAS, Inc.	60,264	2,218
* Liberty Global Inc. Class A	79,930	2,165
EchoStar Communications Corp. Class A	72,559	2,146
Newell Rubbermaid, Inc.	92,325	2,091
* Liberty Global, Inc. Series C	79,930	2,058
* Univision Communications Inc.	77,056	2,044
Cintas Corp.	49,027	2,013
Robert Half International, Inc.	55,315	1,969
Tiffany & Co.	48,863	1,943
* VeriSign, Inc.	88,613	1,894
* MGM Mirage, Inc.	42,250	1,849
* Expedia, Inc.	90,686	1,796
VF Corp.	29,985	1,738
Wendy's International, Inc.	38,461	1,737
Dollar General Corp.	93,445	1,714
Whirlpool Corp.	22,443	1,701
* AutoZone Inc.	20,200	1,682
* Interpublic Group of Cos., Inc.	142,116	1,654
Republic Services, Inc. Class A	45,914	1,620
Royal Caribbean Cruises, Ltd.	37,080	1,602
Darden Restaurants Inc.	50,501	1,534
Knight Ridder	25,866	1,518
* Telewest Global, Inc.	66,127	1,518
Michaels Stores, Inc.	45,416	1,501
Washington Post Co. Class B	1,864	1,496
Estee Lauder Cos. Class A	42,926	1,495
* Getty Images, Inc.	17,373	1,495
Abercrombie & Fitch Co.	29,263	1,459
Liz Claiborne, Inc.	36,829	1,448
* Advance Auto Parts, Inc.	37,185	1,438
* Mohawk Industries, Inc.	17,892	1,436
E.W. Scripps Co. Class A	27,736	1,386
* Activision, Inc.	67,542	1,381
New York Times Co. Class A	46,108	1,372
Manpower Inc.	30,365	1,348
ServiceMaster Co.	97,821	1,324
Fastenal Co.	21,673	1,324
CDW Corp.	22,323	1,315
* ChoicePoint Inc.	30,264	1,306
The Stanley Works	27,985	1,306
* Lamar Advertising Co. Class A	28,641	1,299
Leggett & Platt, Inc.	63,858	1,290
* Williams-Sonoma, Inc.	33,317	1,278
GTECH Holdings Corp.	38,888	1,247
* AutoNation, Inc.	62,277	1,244
* Discovery Holding Co. Class A	85,593	1,236
* Career Education Corp.	34,638	1,232
* Iron Mountain, Inc.	33,005	1,211
Alberto-Culver Co. Class B	26,455	1,184
Ross Stores, Inc.	49,615	1,176
The Neiman Marcus Group, Inc. Class A	11,755	1,175
Jones Apparel Group, Inc.	41,040	1,170
* Monster Worldwide Inc.	37,903	1,164
Foot Locker, Inc.	52,632	1,155
* Brinker International, Inc.	29,767	1,118
Circuit City Stores, Inc.	63,983	1,098
* CarMax, Inc.	35,021	1,095
The Corporate Executive Board Co.	13,914	1,085
Aramark Corp. Class B	39,975	1,068
RadioShack Corp.	43,037	1,067
PETsMART, Inc.	48,803	1,063
Family Dollar Stores, Inc.	53,384	1,061
Station Casinos, Inc.	15,975	1,060
Hasbro, Inc.	53,715	1,056
Polo Ralph Lauren Corp.	19,998	1,006
* O'Reilly Automotive, Inc.	35,524	1,001
* Urban Outfitters, Inc.	33,000	970
International Flavors & Fragrances, Inc.	27,064	965
Sabre Holdings Corp.	45,822	929
Service Corp. International	110,881	919
American Eagle Outfitters, Inc.	38,870	915
Reebok International Ltd.	15,988	904
* Pixar, Inc.	19,738	879
Outback Steakhouse, Inc.	22,349	818
The Brink's Co.	19,122	785
* Dollar Tree Stores, Inc.	36,068	781
* The Cheesecake Factory Inc.	24,992	781
Barnes & Noble, Inc.	20,293	765
Belo Corp. Class A	33,350	762
* ITT Educational Services, Inc.	15,402	760
OfficeMax, Inc.	23,757	752
*^ Wynn Resorts Ltd.	16,654	752
* Penn National Gaming, Inc.	23,676	737
* Laureate Education Inc.	14,966	733
* Weight Watchers International, Inc.	14,036	724
* Tech Data Corp.	19,659	722
Dex Media, Inc.	25,500	709
Snap-On Inc.	19,435	702
* Saks Inc.	37,751	698
Claire's Stores, Inc.	28,741	694
* Convergys Corp.	47,769	686
* Education Management Corp.	21,283	686
* R.H. Donnelley Corp.	10,780	682
* Valassis Communications, Inc.	17,348	676
* Allied Waste Industries, Inc.	77,775	657
Meredith Corp.	13,089	653
* Timberland Co.	19,268	651
* Scientific Games Corp.	20,994	651
* BJ's Wholesale Club, Inc.	23,366	650
* AnnTaylor Stores Corp.	24,428	649
Adesa, Inc.	29,180	645
* CNET Networks, Inc.	46,477	631
SCP Pool Corp.	17,878	624
* Gaylord Entertainment Co.	12,840	612
American Greetings Corp. Class A	21,744	596
Boyd Gaming Corp.	13,556	585
* Copart, Inc.	24,224	578
* Quiksilver, Inc.	39,840	576
* Jarden Corp.	13,993	575
Regis Corp.	15,112	572
* Waste Connections, Inc.	16,200	568
Applebee's International, Inc.	27,339	566
Borders Group, Inc.	25,217	559
The Toro Co.	15,100	555
* Sonic Corp.	20,294	555
CBRL Group, Inc.	16,257	547
Lee Enterprises, Inc.	12,798	544
* Pacific Sunwear of California, Inc.	25,248	541
* Wesco International, Inc.	15,950	540
* Tommy Hilfiger Corp.	31,000	538
* United Stationers, Inc.	11,219	537
* EarthLink, Inc.	50,053	536
MSC Industrial Direct Co., Inc. Class A	16,121	535
* Take-Two Interactive Software, Inc.	24,100	532
John Wiley & Sons Class A	12,598	526
* Corrections Corp. of America REIT	13,174	523
International Speedway Corp.	9,855	517
* Panera Bread Co.	10,000	512
Reader's Digest Association, Inc.	32,000	511
* Marvel Entertainment, Inc.	28,570	511
* Tractor Supply Co.	11,149	509
Westwood One, Inc.	25,368	505
* GameStop Corp.	15,827	498
Harte-Hanks, Inc.	18,599	492
Maytag Corp.	26,895	491
* Rent-A-Center, Inc.	25,370	490
* PHH Corp.	17,747	487
* Guitar Center, Inc.	8,752	483
Ruby Tuesday, Inc.	21,833	475
Strayer Education, Inc.	5,000	473
Dillard's Inc.	22,595	472
IKON Office Solutions, Inc.	47,180	471
* Zale Corp.	17,198	467
The McClatchy Co. Class A	6,883	449
* Resources Connection, Inc.	15,100	447
* United Natural Foods, Inc.	12,600	446
* ValueClick, Inc.	25,790	441
* Scholastic Corp.	11,900	440
* Men's Wearhouse, Inc.	16,392	438
Banta Corp.	8,500	433
Arbitron Inc.	10,783	430
* Charming Shoppes, Inc.	40,156	428
* Argosy Gaming Co.	9,096	427
* THQ Inc.	19,882	424
* Big Lots Inc.	38,342	421
Media General, Inc. Class A	7,157	415
Wolverine World Wide, Inc.	19,675	414
* MPS Group, Inc.	34,951	412
Tupperware Corp.	17,990	410
Matthews International Corp.	10,814	409
* Linens 'n Things, Inc.	15,300	409
* Corinthian Colleges, Inc.	30,591	406
*^ Netflix.com, Inc.	15,450	402
* Hewitt Associates, Inc.	14,704	401
* P.F. Chang's China Bistro, Inc.	8,900	399
* Payless ShoeSource, Inc.	22,850	398
The Yankee Candle Co., Inc.	16,050	393
Phillips-Van Heusen Corp.	12,600	391
* Entercom Communications Corp.	12,294	388
Choice Hotel International, Inc.	6,000	388
* DreamWorks Animation SKG, Inc.	14,008	387
* CEC Entertainment Inc.	12,175	387
* DeVry, Inc.	20,068	382
* School Specialty, Inc.	7,727	377
Chemed Corp.	8,500	368
Ethan Allen Interiors, Inc.	11,659	366
* Jack in the Box Inc.	12,200	365
* Aztar Corp.	11,800	363
Catalina Marketing Corp.	15,877	361
* FTI Consulting, Inc.	14,280	361
* PETCO Animal Supplies, Inc.	16,600	351
* Dick's Sporting Goods, Inc.	11,663	351
* aQuantive, Inc.	17,300	348
Callaway Golf Co.	22,904	346
* Bright Horizons Family Solutions, Inc.	9,000	346
* Labor Ready, Inc.	13,400	344
* The Warnaco Group, Inc.	15,600	342
* Too Inc.	12,198	335
* Cogent Inc.	13,800	328
Pier 1 Imports Inc.	28,984	327
* Navigant Consulting, Inc.	16,598	318
* Tetra Tech, Inc.	18,538	312
Furniture Brands International Inc.	17,073	308
* Shuffle Master, Inc.	11,613	307
* Fossil, Inc.	16,804	306
* Coldwater Creek Inc.	12,012	303
Watson Wyatt & Co. Holdings	11,200	302
* Aeropostale, Inc.	14,100	300
Jackson Hewitt Tax Service Inc.	12,500	299
* Rare Hospitality International Inc.	11,500	296
World Fuel Services Corp.	9,095	295
* West Corp.	7,849	293
* Spectrum Brands Inc.	12,400	292
* Carter's, Inc.	5,100	290
ADVO, Inc.	9,151	286
ABM Industries Inc.	13,700	285
Regal Entertainment Group Class A	14,200	285
Administaff, Inc.	7,100	282
* Dollar Thrifty Automotive Group, Inc.	8,200	276
* The Advisory Board Co.	5,291	275
Stage Stores, Inc.	10,162	273
* ProQuest Co.	7,489	271
* Insight Enterprises, Inc.	14,398	268
Orient-Express Hotel Ltd.	9,400	267
Tuesday Morning Corp.	10,273	266
United Online, Inc.	18,949	262
* Global Imaging Systems, Inc.	7,700	262
Domino's Pizza, Inc.	11,200	261
Nu Skin Enterprises, Inc.	13,708	261
* Genesco, Inc.	7,000	261
K-Swiss, Inc.	8,800	260
Blockbuster Inc. Class A	54,286	258
Aaron Rents, Inc. Class B	12,175	257
* Hibbett Sporting Goods, Inc.	11,518	256
The Neiman Marcus Group, Inc. Class B	2,561	256
* Citadel Broadcasting Corp.	18,600	255
* Central Garden and Pet Co.	5,622	254
* Electronics Boutique Holdings Corp.	4,000	251
Liberty Corp.	5,328	250
Burlington Coat Factory Warehouse Corp.	6,537	249
* ShopKo Stores, Inc.	9,700	248
* Gemstar-TV Guide International, Inc.	83,311	247
IHOP Corp.	6,051	247
* Columbia Sportswear Co.	5,284	245
* Pinnacle Entertainment, Inc.	13,100	240
* The Sports Authority, Inc.	8,129	239
Talbots Inc.	7,978	239
The Pep Boys (Manny, Moe & Jack)	17,240	239
G & K Services, Inc. Class A	6,039	238
* Hot Topic, Inc.	15,369	236
* The Pantry, Inc.	6,300	235
Kellwood Co.	9,100	235
*^ Midway Games Inc.	15,447	235
* CoStar Group, Inc.	5,017	234
* InfoSpace, Inc.	9,748	233
* Select Comfort Corp.	11,625	232
* Six Flags, Inc.	32,179	231
Journal Register Co.	14,275	231
Bob Evans Farms, Inc.	10,133	230
* Emmis Communications, Inc.	10,365	229
MAXIMUS, Inc.	6,300	225
^ La-Z-Boy Inc.	17,047	225
* CSK Auto Corp.	15,110	225
United Auto Group, Inc.	6,800	225
Amerco, Inc.	3,828	223
* Vail Resorts Inc.	7,700	221
* WMS Industries, Inc.	7,800	219
Stewart Enterprises, Inc. Class A	33,000	219
Nautilus Inc.	9,900	218
* Cumulus Media Inc.	17,430	218
Landry's Restaurants, Inc.	7,384	216
Hearst-Argyle Television Inc.	8,411	216
* Papa John's International, Inc.	4,300	216
* Red Robin Gourmet Burgers	4,700	215
* LKQ Corp.	7,096	214
CKE Restaurants Inc.	16,251	214
* The Children's Place Retail Stores, Inc.	6,000	214
* Nutri/System Inc.	8,543	214
Hollinger International, Inc.	21,809	214
Sonic Automotive, Inc.	9,599	213
Stein Mart, Inc.	10,466	212
Oxford Industries, Inc.	4,700	212
Blyth, Inc.	9,324	208
* CMGI Inc.	123,643	206
* Texas Roadhouse, Inc.	13,800	206
* Heidrick & Struggles International, Inc.	6,300	204
Viad Corp.	7,247	198
* Hudson Highland Group, Inc.	7,930	198
Cato Corp. Class A	9,898	197
Rollins, Inc.	10,100	197
* Tempur-Pedic International Inc.	16,636	197
Gevity HR, Inc.	7,200	196
*^ Leapfrog Enterprises, Inc.	13,180	195
* GSI Commerce, Inc.	9,727	194
* USANA Health Sciences, Inc.	4,050	193
Kelly Services, Inc. Class A	6,300	193
* Cox Radio, Inc.	12,678	193
* RC2 Corp.	5,700	192
Finish Line, Inc.	13,075	191
* Ventiv Health, Inc.	7,215	189
* Korn/Ferry International	11,500	188
* Helen of Troy Ltd.	9,000	186
*^ Cabela's Inc.	10,100	186
* Elizabeth Arden, Inc.	8,538	184
* Radio One, Inc.	14,000	184
* Central European Distribution Corp.	4,300	183
Brown Shoe Co., Inc.	5,500	182
* Radio One, Inc. Class D	13,800	181
* Universal Technical Institute Inc.	5,088	181
Speedway Motorsports, Inc.	4,985	181
* Group 1 Automotive, Inc.	6,451	178
* Consolidated Graphics, Inc.	4,100	177
Christopher & Banks Corp.	12,602	175
* Insight Communications Co., Inc.	15,000	174
* Steiner Leisure Ltd.	5,085	173
* California Pizza Kitchen, Inc.	5,900	173
* The Dress Barn, Inc.	7,494	171
* Alliance Gaming Corp.	15,635	170
* LoJack Corp.	7,969	168
* Kforce Inc.	16,351	168
* Alderwoods Group, Inc.	10,181	167
Ameristar Casinos, Inc.	7,954	166
*^ Charter Communications, Inc.	109,332	164
*^ Overstock.com, Inc.	4,262	163
* Playtex Products, Inc.	14,700	162
* Ryan's Restaurant Group, Inc.	13,750	160
* Jos. A. Bank Clothiers, Inc.	3,700	160
Big 5 Sporting Goods Corp.	6,700	160
Bowne & Co., Inc.	11,100	159
* priceline.com, Inc.	8,122	157
* K2 Inc.	13,764	157
Lone Star Steakhouse & Saloon, Inc.	6,000	156
* Steak n Shake Co.	8,582	156
* Cenveo Inc.	15,000	156
* Brightpoint, Inc.	8,091	155
* CRA International Inc.	3,678	153
* AMN Healthcare Services, Inc.	9,905	153
The Stride Rite Corp.	11,900	153
* Spherion Corp.	19,999	152
* 99 Cents Only Stores	16,329	151
* Cross Country Healthcare, Inc.	8,100	150
infoUSA Inc.	13,984	149
Fred's, Inc.	11,750	147
* Entravision Communications Corp.	18,529	146
* Coinstar, Inc.	7,842	145
* PRIMEDIA Inc.	34,157	140
Journal Communications, Inc.	9,339	139
Pre-Paid Legal Services, Inc.	3,580	139
The Marcus Corp.	6,900	138
* The Gymboree Corp.	10,100	138
* Teletech Holdings Inc.	13,597	136
*^ Martha Stewart Living Omnimedia, Inc.	5,430	136
* MarineMax, Inc.	5,300	135
Oakley, Inc.	7,788	135
* Brookstone, Inc.	6,614	132
* SITEL Corp.	47,000	132
Sinclair Broadcast Group, Inc.	14,800	131
Movado Group, Inc.	6,976	131
* Sirva Inc.	17,500	131
* Cost Plus, Inc.	7,100	129
* Life Time Fitness, Inc.	3,825	127
* Steven Madden, Ltd.	5,458	125
CDI Corp.	4,200	124
* Isle of Capri Casinos, Inc.	5,797	124
* Lin TV Corp.	8,778	122
Triarc Cos., Inc. Class B	8,007	122
* Iconix Brand Group Inc.	13,490	121
Russell Corp.	8,600	121
American Woodmark Corp.	3,585	120
Handleman Co.	9,500	120
CNS, Inc.	4,600	120
* Skechers U.S.A., Inc.	7,300	120
* JAKKS Pacific, Inc.	7,361	119
* iVillage Inc.	16,385	119
Lithia Motors, Inc.	4,000	116
* LECG Corp.	4,969	114
* Krispy Kreme Doughnuts, Inc.	18,197	114
Clark, Inc.	6,700	113
Gray Television, Inc.	10,600	112
Ambassadors Group, Inc.	5,000	111
* SOURCECORP, Inc.	5,200	111
* Alloy, Inc.	22,700	110
* Jo-Ann Stores, Inc.	6,335	110
* Guess ?, Inc.	5,100	109
* TiVo Inc.	19,850	109
UniFirst Corp.	3,100	109
* Revlon, Inc. Class A	33,700	109
* Volt Information Sciences Inc.	5,300	108
* Lifeline Systems, Inc.	3,200	107
* CBIZ Inc.	20,923	107
* Vertrue Inc.	2,900	105
* J. Jill Group, Inc.	6,600	104
* Water Pik Technologies, Inc.	5,118	104
The Topps Co., Inc.	12,582	103
* Midas Inc.	5,183	103
^ Triarc Cos., Inc. Class A	6,100	102
* Stamps.com Inc.	5,950	102
bebe stores, inc	5,850	102
* Harris Interactive Inc.	23,900	102
* Forrester Research, Inc.	4,884	102
* Playboy Enterprises, Inc. Class B	7,200	102
* O'Charley's Inc.	7,039	101
Synagro Technologies Inc.	21,400	101
Kenneth Cole Productions, Inc.	3,650	100
Stanley Furniture Co., Inc.	3,800	100
Cherokee Inc.	2,838	99
* Luby's, Inc.	7,600	99
* BJ's Restaurants Inc.	4,856	99
Central Parking Corp.	6,574	98
* Casella Waste Systems, Inc.	7,481	98
* 24/7 Real Media, Inc.	13,789	97
* Youbet.com, Inc.	16,880	97
* The Sportsman's Guide Inc.	3,500	96
Churchill Downs, Inc.	2,700	95
* Educate, Inc.	6,312	95
Charles & Colvard Ltd.	3,780	94
* A.C. Moore Arts & Crafts, Inc.	4,858	93
The Buckle, Inc.	2,700	92
* Fisher Communications, Inc.	1,960	91
Movie Gallery, Inc.	8,618	90
* Marchex, Inc.	5,381	89
AFC Enterprises, Inc.	7,585	88
Allen Organ Co.	1,400	87
* Raindance Communications, Inc.	37,200	86
* Rural/Metro Corp.	9,670	86
* LodgeNet Entertainment Corp.	5,800	85
* Wireless Facilities, Inc.	14,716	85
* New York & Co., Inc.	5,200	85
*^ Deckers Outdoor Corp.	3,500	84
* Casual Male Retail Group, Inc.	12,050	83
* Multimedia Games Inc.	8,500	83
Haverty Furniture Cos., Inc.	6,748	83
* ValueVision Media, Inc.	7,240	82
* Medical Staffing Network Holdings, Inc.	13,778	81
* Spanish Broadcasting System, Inc.	11,100	80
World Wrestling Entertainment, Inc.	6,100	79
Lawson Products, Inc.	2,138	79
Russ Berrie and Co., Inc.	5,538	78
*^ Build-A-Bear-Workshop, Inc.	3,500	78
National Presto Industries, Inc.	1,820	78
* Neoforma, Inc.	9,122	78
* Universal Electronics, Inc.	4,500	78
* NetRatings, Inc.	5,069	77
* First Consulting Group, Inc.	13,295	77
* Geo Group Inc.	2,900	77
* Great Wolf Resorts, Inc.	7,418	77
* Benihana Inc. Class A	4,260	77
Sturm, Ruger & Co., Inc.	8,276	76
* DiamondCluster International, Inc.	9,876	75
* Conn's, Inc.	2,700	75
* 4Kids Entertainment Inc.	4,300	75
* Autobytel Inc.	14,810	74
* Asbury Automotive Group, Inc.	4,300	73
* Salem Communications Corp.	3,960	73
Courier Corp.	1,948	73
* Department 56 Inc.	5,805	73
Thomas Nelson, Inc.	3,850	72
* Charlotte Russe Holding Inc.	5,400	72
* drugstore.com, Inc.	19,400	72
* On Assignment, Inc.	8,300	71
Monro Muffler Brake, Inc.	2,680	70
* Lightbridge, Inc.	8,700	70
Action Performance Cos., Inc.	5,532	69
Viacom Inc. Class A	2,080	69
Bassett Furniture Industries, Inc.	3,700	69
* NIC Inc.	10,500	69
* Party City Corp.	4,030	68
* Monarch Casino & Resort, Inc.	4,000	68
*^ JAMDAT Mobile Inc.	3,200	67
* Bally Total Fitness Holding Corp.	14,927	67
* Bombay Co.	15,079	66
Fedders Corp.	30,790	66
* Daily Journal Corp.	1,547	66
CSS Industries, Inc.	2,010	65
* MTR Gaming Group Inc.	8,137	65
* Blue Nile Inc.	2,054	65
* EZCORP, Inc.	4,046	65
* Cornell Companies, Inc.	4,400	65
* Perficient, Inc.	7,822	65
Libbey, Inc.	4,200	64
* Saga Communications, Inc.	4,700	63
Mannatech, Inc.	5,250	62
* Pegasus Solutions Inc.	6,800	61
Startek, Inc.	4,600	61
* West Marine, Inc.	4,100	61
* 1-800-FLOWERS.COM, Inc.	8,637	61
* Mikohn Gaming Corp.	4,536	60
* Cache, Inc.	3,950	60
* American Technology Corp.	11,700	60
Carmike Cinemas, Inc.	2,600	60
* Beasley Broadcast Group, Inc.	4,235	59
* Regent Communications, Inc.	11,300	59
* REX Stores Corp.	4,300	59
* PLATO Learning, Inc.	7,653	58
* Steinway Musical Instruments Inc.	2,200	58
* Dave & Busters, Inc.	4,277	57
* Mac-Gray Corp.	4,400	57
Haggar Corp.	2,000	57
* Trans World Entertainment Corp.	7,150	56
* Source Interlink Cos., Inc.	5,100	56
* Buffalo Wild Wings Inc.	2,100	56
* America's Car-Mart, Inc.	3,100	56
Angelica Corp.	3,100	55
* Retail Ventures, Inc.	5,000	55
* Atari, Inc.	38,020	55
Renaissance Learning, Inc.	3,006	54
* Perry Ellis International Corp.	2,461	54
* Systemax Inc.	7,500	53
Traffix, Inc.	8,462	53
* Sharper Image Corp.	4,100	52
* Intermix Media Inc.	4,300	51
*^ The Wet Seal, Inc. Class A	11,375	51
* Cosi, Inc.	5,200	51
* Hartmarx Corp.	7,700	50
Cadmus Communications	2,400	50
* Rent-Way, Inc.	7,300	50
* Ashworth, Inc.	7,293	50
CPI Corp.	2,800	49
* Exponent, Inc.	1,558	49
Goody's Family Clothing	6,447	49
* Innotrac Corp.	5,748	49
* Kirkland's, Inc.	6,400	49
Koss Corp.	2,801	48
* Design Within Reach Inc.	5,339	48
* Checkers Drive-In Restaurants, Inc.	3,150	48
Schawk, Inc.	2,400	48
Dover Downs Gaming & Entertainment, Inc.	3,522	48
*^ Navarre Corp.	8,214	48
* PDI, Inc.	3,100	47
* Carriage Services, Inc.	7,400	47
* Lazare Kaplan International, Inc.	4,741	47
*^ Escala Group, Inc.	2,740	46
* Empire Resorts Inc.	10,297	46
* ICT Group, Inc.	3,856	45
* 1-800 Contacts, Inc.	2,401	45
* Rentrak Corp.	4,600	44
Hancock Fabrics, Inc.	6,300	42
* Register.com, Inc.	5,441	42
* Lodgian, Inc.	4,000	41
* Learning Tree International, Inc.	3,100	41
* Shoe Carnival, Inc.	2,550	41
* DTS Inc.	2,400	40
Blockbuster Inc. Class B	8,811	39
* Friendly Ice Cream Corp.	4,300	39
* Internap Network Services Corp.	80,700	39
* S&K Famous Brands Inc.	2,016	38
* Edgewater Technology, Inc.	7,915	38
* SM&A Corp.	4,087	36
* Greenfield Online, Inc.	6,601	36
* Waste Services Inc.	9,700	36
Dover Motorsports, Inc.	5,200	36
* Restoration Hardware, Inc.	5,501	35
* Rubio's Restaurants, Inc.	3,622	34
* Emerson Radio Corp.	9,600	33
Syms Corp.	2,463	33
* PC Connection, Inc.	6,014	33
* Nexstar Broadcasting Group, Inc.	5,717	33
* Miva Inc.	5,400	33
* Parlux Fragrances, Inc.	1,100	32
* Providence Service Corp.	1,000	31
Inter Parfums, Inc.	1,550	31
* Interstate Hotels & Resorts, Inc.	6,482	30
* Century Casinos, Inc.	4,100	29
* Rocky Shoes & Boots, Inc.	1,000	29
Blair Corp.	755	28
* LookSmart, Ltd.	33,500	28
* Rush Enterprises, Inc. Class A	1,800	28
* The Princeton Review, Inc.	4,500	27
Superior Uniform Group, Inc.	2,008	26
Cutter & Buck Inc.	2,000	25
* TRM Corp.	1,600	24
* Famous Dave's of America, Inc.	2,000	24
L.S. Starrett Co. Class A	1,300	24
* Fox and Hound Restaurant Group	2,300	23
* Buca, Inc.	3,829	23
* Tweeter Home Entertainment Group, Inc.	6,900	23
* The Boyds Collection, Ltd.	31,683	22
* ParkerVision, Inc.	3,500	22
* PlanetOut, Inc.	2,500	21
* Young Broadcasting Inc.	5,997	21
* Mothers Work, Inc.	1,934	19
* Management Network Group Inc.	7,218	19
* RemedyTemp, Inc.	2,200	18
* eCOST.com Inc.	9,700	17
* Protection One, Inc.	1,024	17
* Mossimo, Inc.	3,100	15
* Digital Generation Systems	24,193	15
* New Frontier Media, Inc.	2,500	15
Deb Shops, Inc.	685	15
* The Smith & Wollensky Restaurant Group, Inc.	2,284	15
* Hollywood Media Corp.	3,400	14
* WPT Enterprises Inc.	1,600	14
* Pegasus Communications Corp.	4,045	13
* Image Entertainment, Inc.	3,000	13
* Concord Camera Corp.	8,900	12
* Applica Inc.	7,300	12
* Knology, Inc.	4,555	12
*^ Oneida Ltd.	5,569	11
* Tarrant Apparel Group, Inc.	3,500	11
* EVCI Career Colleges Holding Corp.	1,701	11
Flexsteel Industries, Inc.	701	11
* Wilsons The Leather Experts Inc.	1,600	10
* PriceSmart, Inc.	1,139	10
* Enesco Group, Inc.	5,599	9
* Trump Entertainment Resorts, Inc. Warrants Exp. 5/22/06	2,413	8
Escalade, Inc.	600	8
Rock of Ages Corp.	1,410	8
* Brillian Corp.	2,225	7
* APAC Teleservices, Inc.	8,134	7
* Gander Mountain Co.	800	7
Ambassadors International, Inc.	500	7
* Rainmaker Systems, Inc.	10,900	7
* Riviera Holdings Corp.	300	7
News Corp., Inc., Class B	400	7
* Whitehall Jewellers, Inc.	3,900	7
* Paxson Communications Corp.	14,597	7
* Collectors Universe, Inc.	500	6
* Glacier Water Services, Inc.	300	6
* Metro One Telecommunications, Inc.	8,190	6
* Strategic Distribution, Inc.	508	6
* McCormick & Schmick's Seafood Restaurants, Inc.	260	5
Craftmade International, Inc.	300	5
Lifetime Brands, Inc.	200	5
* Spherix Inc.	3,141	5
* Rush Enterprises, Inc. Class B	300	5
* Barrett Business Services, Inc.	200	4
Knape & Vogt Manufacturing Co.	300	4
* LQ Corp. Inc.	1,358	3
* PC Mall, Inc.	400	2
* Gallery of History, Inc.	1,311	2
* Interep National Radio Sales, Inc.	2,700	1
* Celebrate Express, Inc.	100	1
* Geerlings & Wade Inc.	1,200	1
* Major Automotive Cos., Inc.	800	-
* Varsity Group Inc.	100	-
* SPAR Group, Inc.	300	-
* Tag-It Pacific, Inc.	600	-
* America Online Latin America, Inc.	7,200	-
* Bush Industries, Inc. (Escrow)	2,400	-
* Headway Corporate Resources, Inc.	17,800	-
* Gadzooks, Inc.	4,700	-

		663,275

Consumer Staples (3.8%)
Altria Group, Inc.	693,456	51,115
The Procter & Gamble Co.	804,006	47,806
PepsiCo, Inc.	560,600	31,792
The Coca-Cola Co.	725,633	31,340
Walgreen Co.	342,233	14,870
Anheuser-Busch Cos., Inc.	260,042	11,192
Colgate-Palmolive Co.	175,745	9,278
CVS Corp.	267,966	7,774
Sysco Corp.	213,261	6,690
General Mills, Inc.	111,471	5,373
Sara Lee Corp.	264,293	5,008
* The Kroger Co.	232,933	4,796
ConAgra Foods, Inc.	173,409	4,292
H.J. Heinz Co.	117,412	4,290
Safeway, Inc.	150,126	3,843
Kellogg Co.	82,921	3,825
Wm. Wrigley Jr. Co.	48,203	3,465
The Hershey Co.	58,918	3,318
Whole Foods Market, Inc.	21,886	2,943
The Clorox Co.	51,678	2,870
Kraft Foods Inc.	88,954	2,721
Albertson's, Inc.	105,063	2,695
Reynolds American Inc.	29,765	2,471
UST, Inc.	55,520	2,324
Campbell Soup Co.	76,055	2,263
* Dean Foods Co.	50,556	1,965
Coca-Cola Enterprises, Inc.	86,760	1,692
* Constellation Brands, Inc. Class A	64,840	1,686
Molson Coors Brewing Co. Class B	23,243	1,488
The Pepsi Bottling Group, Inc.	49,940	1,426
SuperValu Inc.	45,528	1,417
Tyson Foods, Inc.	76,376	1,379
McCormick & Co., Inc.	40,567	1,324
Carolina Group	23,000	911
J.M. Smucker Co.	18,638	905
* Smithfield Foods, Inc.	30,039	892
Hormel Foods Corp.	25,697	848
Church & Dwight, Inc.	21,355	789
Brown-Forman Corp. Class B	13,175	784
* Del Monte Foods Co.	66,903	718
* Rite Aid Corp.	175,038	679
Pilgrim's Pride Corp.	14,744	537
PepsiAmericas, Inc.	23,201	527
Flowers Foods, Inc.	18,546	506
* NBTY, Inc.	19,244	452
Ralcorp Holdings, Inc.	9,933	416
Longs Drug Stores, Inc.	9,550	410
* 7-Eleven, Inc.	11,485	409
* Performance Food Group Co.	12,835	405
Chiquita Brands International, Inc.	14,136	395
Casey's General Stores, Inc.	15,400	357
Universal Corp. (VA)	8,700	338
* Herbalife Ltd.	9,000	271
Ruddick Corp.	11,609	268
* TreeHouse Foods Inc.	9,911	266
Sensient Technologies Corp.	13,612	258
Tootsie Roll Industries, Inc.	6,978	222
Seaboard Corp.	160	220
* Hain Celestial Group, Inc.	10,135	197
* Hansen Natural Corp.	4,000	188
Nash-Finch Co.	4,100	173
* The Great Atlantic & Pacific Tea Co., Inc.	5,700	162
J & J Snack Foods Corp.	2,500	145
* Peet's Coffee & Tea Inc.	4,134	127
Weis Markets, Inc.	3,152	126
Lance, Inc.	6,800	119
^ Vector Group Ltd.	5,759	115
Schweitzer-Mauduit International, Inc.	5,050	113
* Pathmark Stores, Inc.	9,844	111
Sanderson Farms, Inc.	2,950	110
* Wild Oats Markets Inc.	8,411	108
Nature's Sunshine Inc.	4,267	99
Alliance One International, Inc.	25,388	90
* Provide Commerce Inc.	3,420	83
* Boston Beer Co., Inc. Class A	3,000	75
* Spartan Stores, Inc.	7,200	74
* Cruzan International Inc.	2,391	67
Coca-Cola Bottling Co.	1,300	64
* NationsHealth, Inc.	7,744	62
* Smart & Final Inc.	4,700	61
American Italian Pasta Co.	5,620	60
* M&F Worldwide Corp.	3,700	58
* Green Mountain Coffee Roasters, Inc.	1,520	53
Farmer Brothers, Inc.	2,598	52
Arden Group Inc. Class A	611	46
* John B. Sanfilippo & Son, Inc.	2,600	46
* National Beverage Corp.	4,800	37
* Omega Protein Corp.	4,700	36
* Star Scientific, Inc.	10,062	34
* Lifeway Foods, Inc.	1,667	21
* Weider Nutritional International, Inc.	2,700	14
* Monterey Pasta Co.	2,700	11
* Fresh Brands Inc.	1,400	10
Ingles Markets, Inc.	500	8
* Medifast, Inc.	1,000	4
* Vermont Pure Holdings, Ltd.	800	2

		296,475

Financial Services (13.0%)
Citigroup, Inc.	1,742,879	79,336
Bank of America Corp.	1,347,343	56,723
American International Group, Inc.	738,592	45,763
JPMorgan Chase & Co.	1,178,926	40,001
Wells Fargo & Co.	564,900	33,086
Wachovia Corp.	527,844	25,120
American Express Co.	375,459	21,566
Merrill Lynch & Co., Inc.	299,884	18,398
Morgan Stanley	330,057	17,803
U.S. Bancorp	613,731	17,234
The Goldman Sachs Group, Inc.	135,201	16,438
Fannie Mae	324,194	14,530
Freddie Mac	230,608	13,020
MetLife, Inc.	245,698	12,243
Prudential Financial, Inc.	174,180	11,768
Allstate Corp.	212,483	11,748
Washington Mutual, Inc.	291,742	11,442
First Data Corp.	264,095	10,564
St. Paul Travelers Cos., Inc.	225,517	10,119
MBNA Corp.	403,049	9,931
Lehman Brothers Holdings, Inc.	78,722	9,170
Automatic Data Processing, Inc.	195,216	8,402
SunTrust Banks, Inc.	115,008	7,987
Capital One Financial Corp.	97,133	7,724
AFLAC Inc.	169,286	7,669
The Hartford Financial Services Group Inc.	99,363	7,668
The Bank of New York Co., Inc.	260,079	7,649
SLM Corp.	140,510	7,537
BB&T Corp.	182,974	7,145
National City Corp.	213,148	7,128
Progressive Corp. of Ohio	63,709	6,675
Countrywide Financial Corp.	196,655	6,486
The Chubb Corp.	65,514	5,867
Fifth Third Bancorp	157,973	5,802
PNC Financial Services Group	96,908	5,623
State Street Corp.	111,610	5,460
Charles Schwab Corp.	372,632	5,377
Simon Property Group, Inc. REIT	70,158	5,200
Golden West Financial Corp.	87,487	5,196
CIGNA Corp.	43,879	5,172
Marsh & McLennan Cos., Inc.	169,671	5,156
The Principal Financial Group, Inc.	98,430	4,663
Regions Financial Corp.	147,864	4,602
Mellon Financial Corp.	141,949	4,538
ACE Ltd.	96,253	4,531
Equity Office Properties Trust REIT	136,409	4,462
KeyCorp	136,417	4,399
Moody's Corp.	84,440	4,313
Franklin Resources Corp.	50,463	4,237
Paychex, Inc.	114,115	4,231
North Fork Bancorp, Inc.	159,741	4,073
Loews Corp.	43,496	4,019
Bear Stearns Co., Inc.	36,156	3,968
The Chicago Mercantile Exchange	11,469	3,868
Legg Mason Inc.	34,237	3,755
ProLogis REIT	83,054	3,680
Vornado Realty Trust REIT	42,239	3,659
Equity Residential REIT	95,847	3,628
Genworth Financial Inc.	109,932	3,544
General Growth Properties Inc. REIT	75,683	3,400
Comerica, Inc.	57,139	3,365
XL Capital Ltd. Class A	47,000	3,197
CIT Group Inc.	70,527	3,186
Lincoln National Corp.	58,602	3,048
AmSouth Bancorp	118,918	3,004
* Fiserv, Inc.	64,871	2,976
Northern Trust Corp.	58,858	2,975
Aon Corp.	90,327	2,898
Marshall & Ilsley Corp.	65,217	2,838
Archstone-Smith Trust REIT	70,906	2,827
MBIA, Inc.	45,456	2,756
Sovereign Bancorp, Inc.	122,362	2,697
Boston Properties, Inc. REIT	37,198	2,637
Ambac Financial Group, Inc.	36,471	2,628
T. Rowe Price Group Inc.	39,257	2,563
H & R Block, Inc.	105,126	2,521
Fidelity National Financial, Inc.	55,999	2,493
M & T Bank Corp.	23,123	2,444
Jefferson-Pilot Corp.	46,035	2,356
Plum Creek Timber Co. Inc. REIT	61,688	2,339
Synovus Financial Corp.	83,258	2,308
Hudson City Bancorp, Inc.	190,519	2,267
SAFECO Corp.	42,392	2,263
Cincinnati Financial Corp.	53,140	2,226
* E*TRADE Financial Corp.	123,975	2,182
Zions Bancorp	30,132	2,146
Avalonbay Communities, Inc. REIT	24,555	2,104
MGIC Investment Corp.	32,451	2,083
Popular, Inc.	84,808	2,054
UnumProvident Corp.	99,909	2,048
* Ameritrade Holding Corp.	94,432	2,028
Kimco Realty Corp. REIT	64,524	2,027
Torchmark Corp.	36,256	1,915
Host Marriott Corp. REIT	112,330	1,898
Public Storage, Inc. REIT	28,189	1,889
Everest Re Group, Ltd.	19,000	1,860
Compass Bancshares Inc.	39,412	1,806
* Providian Financial Corp.	98,879	1,748
Huntington Bancshares Inc.	73,946	1,662
Duke Realty Corp. REIT	48,227	1,634
Developers Diversified Realty Corp. REIT	34,749	1,623
Equifax, Inc.	45,208	1,580
^ Commerce Bancorp, Inc.	51,274	1,574
Old Republic International Corp.	58,147	1,551
Radian Group, Inc.	28,953	1,537
* The Dun & Bradstreet Corp.	23,310	1,535
White Mountains Insurance Group Inc.	2,541	1,535
iStar Financial Inc. REIT	37,728	1,525
Assurant, Inc.	39,800	1,515
W.R. Berkley Corp.	38,253	1,510
Mercantile Bankshares Corp.	27,604	1,487
First Horizon National Corp.	39,238	1,426
UnionBanCal Corp.	19,444	1,356
New York Community Bancorp, Inc.	80,358	1,318
The Macerich Co. REIT	20,085	1,304
Regency Centers Corp. REIT	22,534	1,295
American Capital Strategies, Ltd.	35,150	1,288
^ Allied Capital Corp.	44,797	1,283
The PMI Group Inc.	32,134	1,281
AMB Property Corp. REIT	28,246	1,268
Associated Banc-Corp	41,297	1,259
Apartment Investment & Management Co. Class A REIT	32,089	1,244
Liberty Property Trust REIT	29,135	1,239
* DST Systems, Inc.	22,357	1,226
First American Corp.	26,807	1,224
* AmeriCredit Corp.	51,145	1,221
Health Care Properties Investors REIT	45,158	1,219
PartnerRe Ltd.	18,516	1,186
Leucadia National Corp.	27,244	1,174
Janus Capital Group Inc.	79,343	1,147
A.G. Edwards & Sons, Inc.	25,857	1,133
TCF Financial Corp.	41,143	1,101
United Dominion Realty Trust REIT	45,980	1,090
Federal Realty Investment Trust REIT	17,728	1,080
Weingarten Realty Investors REIT	28,521	1,080
* Conseco, Inc.	50,950	1,076
Mills Corp. REIT	18,822	1,037
Colonial BancGroup, Inc.	46,243	1,036
Axis Capital Holdings Ltd.	36,300	1,035
Fair Isaac, Inc.	22,805	1,022
Nuveen Investments, Inc. Class A	25,819	1,017
HCC Insurance Holdings, Inc.	35,089	1,001
Ventas, Inc. REIT	31,035	999
Commerce Bancshares, Inc.	19,291	993
RenaissanceRe Holdings Ltd.	22,700	993
City National Corp.	14,132	991
* CheckFree Corp.	26,144	989
* Markel Corp.	2,990	988
Camden Property Trust REIT	17,680	986
Hospitality Properties Trust REIT	22,945	983
Brown & Brown, Inc.	19,758	982
Rayonier Inc. REIT	16,820	969
Federated Investors, Inc.	29,125	968
SL Green Realty Corp. REIT	14,100	961
Eaton Vance Corp.	38,120	946
Reckson Associates Realty Corp. REIT	27,323	944
Mack-Cali Realty Corp. REIT	20,689	930
Arden Realty Group, Inc. REIT	22,429	923
Protective Life Corp.	22,360	921
Sky Financial Group, Inc.	32,512	914
Bank of Hawaii Corp.	18,473	909
Fulton Financial Corp.	54,220	908
Pan Pacific Retail Properties, Inc. REIT	13,697	903
Arthur J. Gallagher & Co.	31,101	896
Astoria Financial Corp.	33,895	895
Shurgard Storage Centers, Inc. Class A REIT	15,760	881
Independence Community Bank Corp.	25,711	876
HRPT Properties Trust REIT	70,253	872
* WellChoice Inc.	11,434	868
Global Payments Inc.	11,149	867
Certegy, Inc.	21,053	843
SEI Investments Co.	22,304	838
Thornburg Mortgage, Inc. REIT	33,409	837
IndyMac Bancorp, Inc.	21,071	834
CBL & Associates Properties, Inc. REIT	20,188	828
StanCorp Financial Group, Inc.	9,699	817
* Affiliated Managers Group, Inc.	11,263	816
TD Banknorth, Inc.	26,912	811
Webster Financial Corp.	17,956	807
New Plan Excel Realty Trust REIT	34,712	797
Valley National Bancorp	34,591	792
Unitrin, Inc.	16,451	781
Nationwide Financial Services, Inc.	19,475	780
Cullen/Frost Bankers, Inc.	15,646	772
BRE Properties Inc. Class A REIT	17,290	769
* CB Richard Ellis Group, Inc.	15,602	768
AmerUs Group Co.	13,184	756
Wilmington Trust Corp.	20,441	745
* Allmerica Financial Corp.	18,043	742
CenterPoint Properties Corp. REIT	16,500	739
Ryder System, Inc.	21,600	739
Investors Financial Services Corp.	22,392	737
FirstMerit Corp.	26,860	720
Jefferies Group, Inc.	16,464	717
Trizec Properties, Inc. REIT	31,051	716
CarrAmerica Realty Corp. REIT	19,432	699
Deluxe Corp.	16,937	680
Essex Property Trust, Inc. REIT	7,528	678
Dow Jones & Co., Inc.	17,711	676
Realty Income Corp. REIT	28,106	672
Health Care Inc. REIT	18,091	671
Montpelier Re Holdings Ltd.	26,908	669
* Alliance Data Systems Corp.	16,800	658
Washington Federal Inc.	29,065	656
Crescent Real Estate, Inc. REIT	31,793	652
MoneyGram International, Inc.	29,990	651
Hudson United Bancorp	15,319	648
Healthcare Realty Trust Inc. REIT	16,097	646
The South Financial Group, Inc.	23,734	637
Colonial Properties Trust REIT	14,214	632
Alexandria Real Estate Equities, Inc. REIT	7,528	622
American Financial Realty Trust REIT	43,500	618
New Century REIT, Inc.	16,850	611
East West Bancorp, Inc.	17,924	610
Raymond James Financial, Inc.	18,887	607
Capital Automotive REIT	15,600	604
* SVB Financial Group	12,124	590
Prentiss Properties Trust REIT	14,510	589
* La Quinta Corp. REIT	67,320	585
First Industrial Realty Trust REIT	14,564	583
Brandywine Realty Trust REIT	18,700	581
Westamerica Bancorporation	11,218	579
Westcorp, Inc.	9,670	570
Ohio Casualty Corp.	20,905	567
UCBH Holdings, Inc.	30,902	566
* Philadelphia Consolidated Holding Corp.	6,629	563
GATX Corp.	14,200	562
NewAlliance Bancshares, Inc.	38,281	560
Cathay General Bancorp	15,530	551
Mercury General Corp.	9,163	550
First Midwest Bancorp, Inc.	14,754	549
Kilroy Realty Corp. REIT	9,800	549
People's Bank	18,929	549
* BISYS Group, Inc.	40,489	544
Waddell & Reed Financial, Inc.	28,087	544
Whitney Holdings Corp.	20,058	542
First Niagara Financial Group, Inc.	37,421	540
BancorpSouth, Inc.	23,621	540
Taubman Co. REIT	17,000	539
* Alleghany Corp.	1,757	538
Jones Lang Lasalle Inc.	11,611	535
Nationwide Health Properties, Inc. REIT	22,837	532
^ Annaly Mortgage Management Inc. REIT	40,962	530
* Arch Capital Group Ltd.	10,600	526
Endurance Specialty Holdings Ltd.	15,400	525
Pennsylvania REIT	12,349	521
Jack Henry & Associates Inc.	26,396	512
Transatlantic Holdings, Inc.	8,870	506
Erie Indemnity Co. Class A	9,493	501
^ Friedman, Billings, Ramsey Group, Inc. REIT	49,112	500
National Financial Partners Corp.	11,025	498
* Kronos, Inc.	11,002	491
Old National Bancorp	23,124	491
Pacific Capital Bancorp	14,702	489
* CapitalSource Inc.	22,400	488
Fremont General Corp.	22,307	487
BlackRock, Inc.	5,494	487
Post Properties, Inc. REIT	13,054	486
Reinsurance Group of America, Inc.	10,787	482
American Financial Group, Inc.	14,187	481
* Covanta Holding Corp.	35,753	480
American Home Mortgage Investment Corp. REIT	15,806	479
Platinum Underwriters Holdings, Ltd.	15,700	469
Selective Insurance Group	9,550	467
* ProAssurance Corp.	9,900	462
Trustmark Corp.	16,503	460
Commerce Group, Inc.	7,900	458
Highwood Properties, Inc. REIT	15,455	456
Amegy Bancorporation, Inc.	20,056	454
Commercial Federal Corp.	13,192	450
International Bancshares Corp.	14,937	444
Delphi Financial Group, Inc.	9,443	442
Washington REIT	14,177	441
* United Rentals, Inc.	22,264	439
Maguire Properties, Inc. REIT	14,600	439
Corporate Office Properties Trust, Inc. REIT	12,497	437
Gables Residential Trust REIT	9,900	432
Downey Financial Corp.	7,086	432
IPC Holdings Ltd.	13,200	431
United Bankshares, Inc.	12,325	431
Assured Guaranty Ltd.	17,900	428
Park National Corp.	3,930	426
Home Properties, Inc. REIT	10,806	424
Greater Bay Bancorp	17,207	424
John H. Harland Co.	9,400	417
First BanCorp Puerto Rico	24,600	416
Lexington Corporate Properties Trust REIT	17,653	416
Chittenden Corp.	15,627	414
MAF Bancorp, Inc.	10,021	411
Texas Regional Bancshares, Inc.	14,203	409
Hilb, Rogal and Hamilton Co.	10,900	407
Doral Financial Corp.	30,961	405
Wintrust Financial Corp.	8,032	404
Provident Financial Services Inc.	22,426	395
Senior Housing Properties Trust REIT	20,754	394
* Investment Technology Group, Inc.	13,237	392
UICI	10,879	392
Provident Bankshares Corp.	11,202	390
Zenith National Insurance Corp.	6,169	387
Cousins Properties, Inc. REIT	12,778	386
Newcastle Investment Corp. REIT	13,831	386
Susquehanna Bancshares, Inc.	15,694	377
BioMed Realty Trust, Inc. REIT	15,100	374
The Phoenix Cos., Inc.	30,630	374
Sunstone Hotel Investors, Inc. REIT	15,275	373
FactSet Research Systems Inc.	10,539	371
W Holding Co., Inc.	38,755	370
LandAmerica Financial Group, Inc.	5,700	369
TrustCo Bank NY	28,459	357
Redwood Trust, Inc. REIT	7,326	356
Citizens Banking Corp.	12,472	354
Inland Real Estate Corp. REIT	22,354	350
Entertainment Properties Trust REIT	7,834	350
Umpqua Holdings Corp.	14,238	346
LaSalle Hotel Properties REIT	9,760	336
BOK Financial Corp.	6,787	327
Commercial Net Lease Realty REIT	16,309	326
R.L.I. Corp.	7,030	325
F.N.B. Corp.	18,781	325
Republic Bancorp, Inc.	22,876	323
Student Loan Corp.	1,350	320
^ Novastar Financial, Inc. REIT	9,600	317
EastGroup Properties, Inc. REIT	7,200	315
Central Pacific Financial Co.	8,903	313
First Commonwealth Financial Corp.	22,996	307
Impac Mortgage Holdings, Inc. REIT	24,900	305
* Digital Insight Corp.	11,560	301
Total System Services, Inc.	12,923	301
Corus Bankshares Inc.	5,490	301
* Signature Bank	11,131	300
Sterling Financial Corp.	13,270	299
Global Signal, Inc. REIT	6,660	298
Brookline Bancorp, Inc.	18,619	295
* Knight Capital Group, Inc. Class A	35,368	294
First Citizens BancShares Class A	1,719	293
NBT Bancorp, Inc.	12,353	291
S & T Bancorp, Inc.	7,676	290
Chemical Financial Corp.	8,921	290
Omega Healthcare Investors, Inc. REIT	20,766	289
Alabama National BanCorporation	4,500	288
United Community Banks, Inc.	10,000	285
* MeriStar Hospitality Corp. REIT	31,009	283
Glacier Bancorp, Inc.	9,119	282
The First Marblehead Corp.	11,075	281
Equity Lifestyle Properties, Inc. REIT	6,250	281
* Metris Cos., Inc.	19,177	281
First Republic Bank	7,950	280
Equity One, Inc. REIT	11,983	279
Interactive Data Corp.	12,233	277
Horace Mann Educators Corp.	13,985	277
* First Federal Financial Corp.	5,132	276
CVB Financial Corp.	14,819	276
MB Financial, Inc.	7,050	275
* eFunds Corp.	14,575	274
* CompuCredit Corp.	6,159	274
Sovran Self Storage, Inc. REIT	5,500	269
Stewart Information Services Corp.	5,220	267
Mid-America Apartment Communities, Inc. REIT	5,733	267
RAIT Investment Trust REIT	9,255	264
MCG Capital Corp.	15,600	263
PS Business Parks, Inc. REIT	5,702	261
* Universal American Financial Corp.	11,457	261
BankAtlantic Bancorp, Inc. Class A	15,335	260
Glimcher Realty Trust REIT	10,634	260
First Charter Corp.	10,600	259
Hancock Holding Co.	7,555	258
* Refco Inc	9,067	256
Amcore Financial, Inc.	8,200	256
AMLI Residential Properties Trust REIT	7,966	255
* FelCor Lodging Trust, Inc. REIT	16,768	254
UMB Financial Corp.	3,852	253
Commercial Capital Bancorp, Inc.	14,733	250
* Sotheby's Holdings Class A	14,974	250
Scottish Re Group Ltd.	10,500	250
Tanger Factory Outlet Centers, Inc. REIT	8,978	250
Heritage Property Investment Trust REIT	7,096	248
PFF Bancorp, Inc.	8,109	245
Community Bank System, Inc.	10,800	244
Bank Mutual Corp.	22,611	242
Harbor Florida Bancshares, Inc.	6,600	239
Infinity Property & Casualty Corp.	6,741	237
PrivateBancorp, Inc.	6,802	233
National Penn Bancshares Inc.	9,326	232
Harleysville National Corp.	10,561	232
Community Banks, Inc.	8,174	230
Hanmi Financial Corp.	12,669	227
Aspen Insurance Holdings Ltd.	7,630	225
National Health Investors REIT	8,100	224
Max Re Capital Ltd.	9,000	223
United Fire & Casualty Co.	4,901	221
* Nelnet, Inc.	5,800	220
Unizan Financial Corp.	9,047	219
* Euronet Worldwide, Inc.	7,400	219
Frontier Financial Corp.	7,500	218
Spirit Finance Corp. REIT	19,265	217
* Advent Software, Inc.	8,019	216
Financial Federal Corp.	5,400	215
First Financial Bancorp	11,482	214
Anthracite Capital Inc. REIT	18,400	213
BankUnited Financial Corp.	9,285	212
Innkeepers USA Trust REIT	13,700	212
Capitol Federal Financial	6,144	210
U-Store-It Trust REIT	10,195	207
Mid-State Bancshares	7,500	206
Sterling Bancshares, Inc.	14,000	206
Parkway Properties Inc. REIT	4,369	205
Cash America International Inc.	9,787	203
Strategic Hotel Capital, Inc. REIT	11,100	203
Equity Inns, Inc. REIT	15,000	203
NDCHealth Corp.	10,635	201
Prosperity Bancshares, Inc.	6,600	200
Saxon Inc. REIT	16,836	200
Alfa Corp.	11,801	197
Getty Realty Holding Corp. REIT	6,827	196
* Argonaut Group, Inc.	7,274	196
First Community Bancorp	4,100	196
Boston Private Financial Holdings, Inc.	7,363	195
* Piper Jaffray Cos., Inc.	6,510	194
McGrath RentCorp	6,800	193
Anchor Bancorp Wisconsin Inc.	6,479	191
Instinet Group Inc.	38,300	190
Advanta Corp. Class A	7,263	189
Westbanco Inc.	6,851	188
* HealthExtras, Inc.	8,800	188
Gold Banc Corp., Inc.	12,600	188
Glenborough Realty Trust, Inc. REIT	9,700	186
Fidelity Bankshares, Inc.	6,002	183
* Accredited Home Lenders Holding Co.	5,200	183
City Holding Co.	5,095	182
First Financial Bankshares, Inc.	5,210	181
Community Trust Bancorp Inc.	5,623	181
GMH Communities Trust REIT	12,309	181
WFS Financial, Inc.	2,671	179
Independent Bank Corp. (MI)	6,177	179
Flagstar Bancorp, Inc.	11,054	178
Northwest Bancorp, Inc.	8,313	177
Partners Trust Financial Group, Inc.	15,296	176
Calamos Asset Management, Inc.	7,104	175
Sun Communities, Inc. REIT	5,326	174
Highland Hospitality Corp. REIT	16,800	172
* Asset Acceptance Capital Corp.	5,694	171
* TNS Inc.	7,000	170
* NCO Group, Inc.	8,097	167
Provident New York Bancorp, Inc.	14,330	167
* USI Holdings Corp.	12,819	167
MFA Mortgage Investments, Inc. REIT	27,000	166
KNBT Bancorp Inc.	10,617	165
* HomeStore, Inc.	37,995	165
Advance America Cash Advance Centers Inc.	12,359	164
Sandy Spring Bancorp, Inc.	4,800	162
Ramco-Gershenson Properties Trust REIT	5,510	161
TierOne Corp.	6,016	158
FBL Financial Group, Inc. Class A	5,283	158
* Franklin Bank Corp.	9,715	157
Town & Country Trust REIT	5,400	157
* LaBranche & Co. Inc.	17,699	154
Old Second Bancorp, Inc.	5,015	150
Capital Trust Class A REIT	4,599	148
* National Western Life Insurance Co. Class A	700	148
Main Street Banks, Inc.	5,500	147
Greenhill & Co., Inc.	3,500	146
Sterling Financial Corp. (PA)	7,218	145
Capital City Bank Group, Inc.	3,850	145
Dime Community Bancshares	9,712	143
First Merchants Corp.	5,502	142
Saul Centers, Inc. REIT	3,943	142
LTC Properties, Inc. REIT	6,600	140
* Virginia Commerce Bancorp, Inc.	5,131	139
* Portfolio Recovery Associates, Inc.	3,200	138
Independent Bank Corp. (MA)	4,500	137
State Auto Financial Corp.	4,317	137
First Indiana Corp.	4,006	136
* World Acceptance Corp.	5,337	136
WSFS Financial Corp.	2,300	135
Midland Co.	3,736	135
First Financial Corp. (IN)	4,981	134
* Ocwen Financial Corp.	19,300	134
Trustreet Properties, Inc. REIT	8,550	134
21st Century Insurance Group	8,370	134
Virginia Financial Group, Inc.	3,700	133
IBERIABANK Corp.	2,500	133
* E-LOAN, Inc.	31,700	133
* AmericanWest Bancorporation	5,696	132
Gramercy Capital Corp. REIT	5,483	131
Columbia Bancorp	3,225	130
* Sun Bancorp, Inc. (NJ)	6,104	129
Nara Bancorp, Inc.	8,589	128
* Boykin Lodging Co. REIT	10,312	128
* American Physicians Capital, Inc.	2,600	128
Ashford Hospitality Trust REIT	11,861	128
Integra Bank Corp.	5,850	127
First Busey Corp.	6,511	127
NetBank, Inc.	15,222	126
U.S.B. Holding Co., Inc.	5,527	126
* iPayment Holdings, Inc.	3,300	125
Columbia Banking System, Inc.	4,734	124
Sterling Bancorp	5,510	124
First Financial Holdings, Inc.	4,035	124
MortgageIT Holdings Inc. REIT	8,660	123
R & G Financial Corp. Class B	8,947	123
* Heritage Commerce Corp.	5,900	123
Simmons First National Corp.	4,300	123
Washington Trust Bancorp, Inc.	4,493	122
Irwin Financial Corp.	5,987	122
* Triad Guaranty, Inc.	3,100	122
* PremierWest Bancorp	8,000	121
Presidential Life Corp.	6,700	121
Acadia Realty Trust REIT	6,700	120
Government Properties Trust, Inc. REIT	12,220	120
Universal Health Realty Income REIT	3,600	120
Pennfed Financial Services, Inc.	6,548	120
* Cardinal Financial Corp.	12,348	119
* FPIC Insurance Group, Inc.	3,300	119
* Pinnacle Financial Partners, Inc.	4,712	119
First Bancorp (NC)	5,917	119
* Central Coast Bancorp	5,564	119
Abington Community Bankcorp, Inc.	9,452	118
Arbor Realty Trust, Inc. REIT	4,200	118
* United America Indemnity, Ltd.	6,400	117
Southwest Bancorp, Inc.	5,344	117
Hersha Hospitality Trust REIT	11,800	117
* First Cash Financial Services, Inc.	4,450	117
Safety Insurance Group, Inc.	3,289	117
Digital Realty Trust, Inc.	6,500	117
Midwest Banc Holdings, Inc.	5,040	117
Newmil Bancorp, Inc.	4,032	116
TriCo Bancshares	5,378	116
First South Bancorp, Inc.	3,468	116
Center Financial Corp.	4,915	116
* Stifel Financial Corp.	3,200	115
Suffolk Bancorp	3,600	115
* Tradestation Group Inc.	11,217	114
American Equity Investment Life Holding Co.	10,000	113
Macatawa Bank Corp.	3,300	113
Lakeland Bancorp, Inc.	7,350	113
West Coast Bancorp	4,500	113
Peapack Gladstone Financial Corp.	4,063	111
HomeBanc Corp. REIT	14,400	111
* Hypercom Corp.	17,000	111
Interchange Financial Services Corp.	6,412	111
Bank of the Ozarks, Inc.	3,208	110
Community Bancorp Inc.	3,463	110
Oriental Financial Group Inc.	8,981	110
* CNA Surety Corp.	7,710	110
First Potomac REIT	4,236	109
Anworth Mortgage Asset Corp. REIT	13,162	109
Investors Real Estate Trust REIT	11,453	109
^ Odyssey Re Holdings Corp.	4,250	109
* Navigators Group, Inc.	2,893	108
LSB Corp.	6,428	108
Cedar Shopping Centers, Inc. REIT	7,400	107
Direct General Corp.	5,426	107
Seacoast Banking Corp. of Florida	4,564	107
Southside Bancshares, Inc.	5,588	106
Yardville National Bancorp	3,002	106
Cascade Bancorp	5,045	105
Union Bankshares Corp.	2,500	104
Great Southern Bancorp, Inc.	3,476	104
Capitol Bancorp Ltd.	3,190	103
American Campus Communities, Inc. REIT	4,300	103
First Source Corp.	4,449	103
Arrow Financial Corp.	3,792	103
Bank of Granite Corp.	5,350	102
Wilshire Bancorp Inc.	6,650	102
TIB Financial Corp.	3,257	101
Heritage Financial Corp.	4,176	101
ASTA Funding, Inc.	3,300	100
Winston Hotels, Inc. REIT	10,000	100
Mercantile Bank Corp.	2,310	99
PXRE Group Ltd.	7,300	98
Bimini Mortgage Management, Inc.	8,621	97
Correctional Properties Trust REIT	3,300	97
Mainsource Financial Group, Inc.	5,449	97
First Place Financial Corp.	4,336	96
Gamco Investors Inc. Class A	2,093	96
Willow Grove Bancorp, Inc.	6,120	96
BancTrust Financial Group, Inc.	4,933	95
* Criimi Mae, Inc. REIT	5,520	95
Bristol West Holdings, Inc.	5,200	95
* Texas Capital Bancshares, Inc.	4,463	94
* PMA Capital Corp. Class A	10,712	94
Harleysville Group, Inc.	3,917	94
Renasant Corp.	2,970	94
Luminent Mortgage Capital, Inc. REIT	12,400	94
FNB Financial Services Corp.	5,272	93
* ITLA Capital Corp.	1,761	92
* Banc Corp.	8,558	92
German American Bancorp	6,797	92
Atlantic Coast Federal Corp.	6,551	91
Affordable Residential Communities REIT	9,049	91
* PICO Holdings, Inc.	2,596	91
First Community Bancshares, Inc.	3,079	90
Tompkins Trustco, Inc.	2,073	90
* S1 Corp.	22,884	89
Clifton Savings Bancorp, Inc.	8,671	89
CoBiz Inc.	4,773	89
Farmers Capital Bank Corp.	2,861	89
Capital Corp. of the West	2,872	88
Flushing Financial Corp.	5,352	88
* The Bancorp Inc.	5,475	88
Urstadt Biddle Properties Class A REIT	5,766	87
Foothill Independent Bancorp	4,113	87
Omega Financial Corp.	3,100	87
Camden National Corp.	2,300	87
HMN Financial, Inc.	2,721	86
North Valley Bancorp	5,018	86
Camco Financial Corp.	6,005	86
State Bancorp, Inc.	4,743	85
* Western Sierra Bancorp	2,454	85
CFS Bancorp, Inc.	6,300	84
* Encore Capital Group, Inc.	4,723	84
Univest Corp. of Pennsylvania	3,005	83
OceanFirst Financial Corp.	3,436	83
Banner Corp.	3,100	83
Security Bank Corp.	3,272	81
* Ace Cash Express, Inc.	4,150	81
* Intersections Inc.	6,770	81
Greater Community Bancorp	5,469	81
Merchants Bancshares, Inc.	3,111	81
* eSPEED, Inc. Class A	10,601	80
Gladstone Commercial Corp. REIT	4,800	80
New York Mortgage Trust, Inc. REIT	10,700	80
* Citizens, Inc.	12,401	80
Massbank Corp.	2,371	79
Bedford Property Investors, Inc. REIT	3,300	79
Capital Lease Funding, Inc. REIT	7,600	79
Coastal Financial Corp.	5,201	78
* First Mariner Bancorp, Inc.	4,597	78
SWS Group, Inc.	4,714	77
Mission West Properties Inc. REIT	7,700	77
Capital Southwest Corp.	901	77
BancFirst Corp.	900	77
* Electro Rent Corp.	5,951	75
Sizeler Property Investors, Inc. REIT	6,151	75
Lakeland Financial Corp.	1,799	74
Eastern Virginia Bankshares, Inc.	3,773	74
Peoples Bancorp, Inc.	2,687	74
* Willis Lease Finance Corp.	7,390	74
Bay View Capital Corp.	4,807	74
First State Bancorporation	3,468	73
Pulaski Financial Corp.	4,149	73
Unity Bancorp, Inc.	5,608	73
Bryn Mawr Bank Corp.	3,402	73
S.Y. Bancorp, Inc.	3,000	71
Extra Space Storage Inc. REIT	4,636	71
Aames Investment Corp.	11,343	71
* Community Bancorp	2,150	71
Sanders Morris Harris Group Inc.	4,314	71
* Tarragon Realty Investors Inc. REIT	3,800	71
* Quanta Capital Holdings Ltd.	11,724	70
Horizon Financial Corp.	3,195	70
Windrose Medical Properties Trust REIT	4,600	70
First Federal Bancshares of Arkansas, Inc.	2,933	69
United Mobile Homes, Inc. REIT	4,359	69
United Community Financial Corp.	5,993	67
Federal Agricultural Mortgage Corp. Class A	3,500	67
^ Capstead Mortgage Corp. REIT	9,712	67
* Republic First Bancorp, Inc.	5,414	67
Royal Bancshares of Pennsylvania, Inc.	2,987	67
Cohen & Steers, Inc.	3,300	66
* Ameriserv Financial Inc.	15,144	66
State Financial Services Corp. Class A	1,800	66
Heartland Financial USA, Inc.	3,365	65
Baldwin & Lyons, Inc. Class B	2,573	64
CityBank Lynnwood (WA)	1,877	64
Charter Financial Corp.	1,879	64
American Mortgage Acceptance Co. REIT	4,500	64
Summit Bancshares, Inc.	3,476	64
Placer Sierra Bancshares	2,300	63
Wainwright Bank & Trust Co.	6,055	63
HF Financial Corp.	3,313	63
Provident Financial Holdings, Inc.	2,158	61
Kite Realty Group Trust REIT	4,023	60
* Ampal-American Israel Corp.	15,444	60
Berkshire Hills Bancorp, Inc.	1,741	59
MutualFirst Financial Inc.	2,626	59
Citizens 1st Bancorp, Inc.	2,748	59
Sound Federal Bancorp Inc.	3,500	58
Jefferson Bancshares, Inc.	4,500	58
* Huron Consulting Group Inc.	2,165	58
FNB Corp. (VA)	2,060	57
Associated Estates Realty Corp. REIT	5,808	57
First M&F Corp.	1,582	56
West Bancorporation	2,968	55
Comm Bancorp, Inc.	1,386	55
* Carreker Corp.	7,600	54
* Vesta Insurance Group, Inc.	26,385	54
Flag Financial Corp.	3,300	53
Financial Institutions, Inc.	2,851	52
* KMG America Corp.	6,538	52
NYMAGIC, Inc.	2,100	51
* Ceres Group, Inc.	9,037	51
* Bankrate, Inc.	1,850	51
* PRG-Schultz International, Inc.	16,811	51
National Health Realty Inc. REIT	2,600	50
BNP Residential Properties, Inc. REIT	3,489	50
American Land Lease, Inc. REIT	2,100	50
* Consumer Portfolio Services, Inc.	9,900	50
Medallion Financial Corp.	4,980	49
Colony Bankcorp, Inc.	1,795	49
* Marlin Business Services Inc.	2,096	48
Independence Holding Co.	2,602	47
* United PanAm Financial Corp.	1,892	47
First Oak Brook Bancshares, Inc.	1,550	47
ABC Bancorp	2,421	46
* CyberSource Corp.	7,000	46
Republic Bancorp, Inc. Class A	2,168	45
Northrim Bancorp Inc.	1,800	45
Century Bancorp, Inc. Class A	1,440	45
American National Bankshares Inc.	1,883	44
Cavalry Bancorp, Inc.	2,180	43
* Newtek Business Services, Inc.	20,200	43
* Aether Holdings, Inc.	12,286	42
Ames National Corp.	1,515	42
Capital Title Group, Inc.	5,566	41
First Defiance Financial Corp.	1,500	41
MBT Financial Corp.	2,230	41
BCSB Bankcorp, Inc.	3,006	41
Tower Group, Inc.	2,700	41
* MarketAxess Holdings, Inc.	3,000	41
NorthStar Realty Finance Corp. REIT	4,342	41
Oak Hill Financial, Inc.	1,356	41
PMC Commercial Trust REIT	3,000	40
* Collegiate Funding Services, Inc.	2,600	39
Vineyard National Bancorp Co.	1,300	38
* First Union Real Estate REIT	8,306	37
FNB Corp. (NC)	1,915	36
EMC Insurance Group, Inc.	1,995	36
* Rewards Network Inc.	5,200	36
SCBT Financial Corp.	1,100	35
Rainier Pacific Financial Group Inc.	2,220	35
* The Enstar Group, Inc.	500	32
Codorus Valley Bancorp, Inc.	1,698	31
One Liberty Properties, Inc. REIT	1,500	30
Capital Bank Corp.	1,968	30
AmeriVest Properties, Inc. REIT	7,200	29
Penns Woods Bancorp, Inc.	637	29
* CCC Information Services Group	1,096	29
Exchange National Bancshares, Inc.	1,000	28
BKF Capital Group, Inc.	900	28
Westwood Holdings Group, Inc.	1,500	28
Ameriana Bancorp	1,926	27
GB&T Bancshares, Inc.	1,243	26
* QC Holdings Inc.	2,008	26
Donegal Group Inc.	1,423	26
Agree Realty Corp. REIT	900	25
* TheStreet.com, Inc.	6,067	25
Investors Title Co.	604	24
* First Regional Bancorp	300	24
Westfield Financial, Inc.	1,000	24
Taylor Capital Group, Inc.	600	23
Crawford & Co. Class B	2,850	22
TF Financial Corp.	761	22
* American Independence Corp.	1,654	20
Sunset Financial Resources, Inc.	2,500	20
United Security Bancshares, Inc.	655	18
* Harris & Harris Group, Inc.	1,600	18
Citizens South Banking Corp.	1,400	18
HopFed Bancorp, Inc.	1,115	18
K-Fed Bancorp	1,336	17
Landmark Bancorp Inc.	648	15
Hanover Capital Mortgage Holdings, Inc. REIT	2,100	15
* First Acceptance Corp.	1,500	15
* Capital Crossing Bank	436	15
Laurel Capital Group, Inc.	600	14
Greene County Bancshares	525	14
Wayne Savings Bancshares, Inc.	900	14
Donegal Group Inc.	600	13
Eagle Hospitality Properties Trust Inc.	1,300	13
Union Community Bancorp	500	13
First Keystone Financial, Inc.	595	13
NBC Capital Corp.	500	13
Commercial Bankshares, Inc.	333	13
Team Financial, Inc.	820	12
Greater Delaware Valley Savings Bank	459	12
* Corillian Corp.	3,825	12
* Primus Guaranty, Ltd.	1,067	12
* ZipRealty, Inc.	900	11
* Specialty Underwriters' Alliance, Inc.	1,400	11
Advanta Corp. Class B	400	11
Meta Financial Group, Inc.	485	9
* Meadowbrook Insurance Group, Inc.	1,500	8
Origen Financial, Inc. REIT	1,000	8
Ziegler Cos., Inc.	382	8
Affirmative Insurance Holdings, Inc.	500	7
EFC Bancorp, Inc.	200	7
Cascade Financial Corp.	300	5
Fidelity Southern Corp.	300	5
United Financial Corp.	204	5
Lincoln Bancorp	300	5
BRT Realty Trust REIT	200	5
Summit Bank Corp.	300	4
Delta Financial Corp.	600	4
Princeton National Bancorp, Inc.	99	3
Federal Agricultural Mortgage Corp. Class C	100	2
Community Capital Corp.	100	2
Burnham Pacific Properties, Inc. REIT	19,000	2
Habersham Bancorp	100	2
Guaranty Bancshares, Inc.	100	2
Desert Community Bank	64	2
* Horizon Group Properties, Inc. REIT	270	1
ProCentury Corp.	100	1
East Penn Financial Corp.	100	1
* Dynex Capital, Inc. REIT	100	1
* EBS Litigation LLC	6,856	-

		1,008,141

Health Care (7.7%)
Johnson & Johnson	995,723	63,009
Pfizer Inc.	2,491,053	62,202
* Amgen, Inc.	414,214	33,000
UnitedHealth Group Inc.	437,646	24,596
Abbott Laboratories	519,214	22,015
Medtronic, Inc.	404,912	21,711
Wyeth	448,310	20,743
Merck & Co., Inc.	737,798	20,075
Eli Lilly & Co.	341,458	18,275
Bristol-Myers Squibb Co.	654,775	15,754
* WellPoint Inc.	201,253	15,259
* Genentech, Inc.	159,206	13,407
Schering-Plough Corp.	493,712	10,393
Cardinal Health, Inc.	143,423	9,099
Aetna Inc.	97,304	8,382
Baxter International, Inc.	207,756	8,283
* Caremark Rx, Inc.	150,276	7,503
Guidant Corp.	108,809	7,496
* Gilead Sciences, Inc.	151,450	7,385
HCA Inc.	133,762	6,410
* Genzyme Corp.-General Division	84,405	6,047
* Zimmer Holdings, Inc.	82,730	5,699
* St. Jude Medical, Inc.	121,449	5,684
* Medco Health Solutions, Inc.	101,879	5,586
* Boston Scientific Corp.	211,864	4,951
* Forest Laboratories, Inc.	117,763	4,589
* Biogen Idec Inc.	115,553	4,562
McKesson Corp.	95,465	4,530
Becton, Dickinson & Co.	84,647	4,438
Stryker Corp.	87,829	4,341
Allergan, Inc.	45,128	4,135
* Coventry Health Care Inc.	35,962	3,093
* Celgene Corp.	55,984	3,041
Quest Diagnostics, Inc.	57,680	2,915
* MedImmune Inc.	83,401	2,806
Biomet, Inc.	80,413	2,791
AmerisourceBergen Corp.	35,113	2,714
* Express Scripts Inc.	43,250	2,690
* Humana Inc.	51,463	2,464
* PacifiCare Health Systems, Inc.	29,304	2,338
C.R. Bard, Inc.	35,292	2,330
* Laboratory Corp. of America Holdings	45,723	2,227
* Sepracor Inc.	35,171	2,075
* Hospira, Inc.	50,333	2,062
Omnicare, Inc.	35,184	1,978
IMS Health, Inc.	77,899	1,961
Health Management Associates Class A	82,604	1,939
* Health Net Inc.	37,599	1,779
* Tenet Healthcare Corp.	157,489	1,769
* Varian Medical Systems, Inc.	44,708	1,766
* IVAX Corp.	66,060	1,741
* Barr Pharmaceuticals Inc.	31,160	1,711
* Chiron Corp.	37,694	1,644
* DaVita, Inc.	33,637	1,550
Bausch & Lomb, Inc.	17,950	1,448
Mylan Laboratories, Inc.	73,082	1,408
DENTSPLY International Inc.	25,666	1,386
* Patterson Cos	34,552	1,383
* Lincare Holdings, Inc.	33,657	1,382
* Invitrogen Corp.	17,452	1,313
* Triad Hospitals, Inc.	28,816	1,305
* Watson Pharmaceuticals, Inc.	34,975	1,280
* King Pharmaceuticals, Inc.	81,339	1,251
* Henry Schein, Inc.	29,352	1,251
* Community Health Systems, Inc.	29,958	1,163
Beckman Coulter, Inc.	20,876	1,127
* WebMD Corp.	101,049	1,120
Manor Care, Inc.	29,019	1,115
* Amylin Pharmaceuticals, Inc.	31,289	1,088
* Renal Care Group, Inc.	22,987	1,088
Cooper Cos., Inc.	14,148	1,084
* Millipore Corp.	16,926	1,064
* Cytyc Corp.	38,397	1,031
* Covance, Inc.	21,239	1,019
* Respironics, Inc.	23,838	1,005
* Affymetrix, Inc.	21,394	989
* Pharmaceutical Product Development, Inc.	17,174	988
Dade Behring Holdings Inc.	26,700	979
* Millennium Pharmaceuticals, Inc.	103,025	961
* ResMed Inc.	11,827	942
* Charles River Laboratories, Inc.	21,274	928
* Inamed Corp.	12,234	926
* Cephalon, Inc.	19,572	909
* Protein Design Labs, Inc.	32,325	905
* Edwards Lifesciences Corp.	20,217	898
Universal Health Services Class B	18,287	871
* Cerner Corp.	9,837	855
* Gen-Probe Inc.	17,020	842
* Advanced Medical Optics, Inc.	22,011	835
* Stericycle, Inc.	14,481	828
* Intuitive Surgical, Inc.	11,153	817
* Kinetic Concepts, Inc.	13,922	791
* IDEXX Laboratories Corp.	11,639	778
Mentor Corp.	13,616	749
* LifePoint Hospitals, Inc.	16,471	720
* ImClone Systems, Inc.	22,652	712
* Vertex Pharmaceuticals, Inc.	31,521	704
* Techne Corp.	12,274	699
* VCA Antech, Inc.	26,200	669
Valeant Pharmaceuticals International	31,048	623
* Neurocrine Biosciences, Inc.	12,534	617
* MGI Pharma, Inc.	25,822	602
* Pediatrix Medical Group, Inc.	7,757	596
Medicis Pharmaceutical Corp.	18,192	592
* Endo Pharmaceuticals Holdings, Inc.	22,113	590
* United Surgical Partners International, Inc.	14,587	570
* Sybron Dental Specialties, Inc.	13,636	567
* ICOS Corp.	20,420	564
STERIS Corp.	23,471	558
* Sierra Health Services, Inc.	8,064	555
* Human Genome Sciences, Inc.	39,463	536
* Apria Healthcare Group Inc.	16,341	521
* United Therapeutics Corp.	7,300	510
* Alkermes, Inc.	30,214	508
* OSI Pharmaceuticals, Inc.	17,182	502
* Nektar Therapeutics	28,675	486
* American Healthways Inc.	10,613	450
* Beverly Enterprises, Inc.	36,600	448
* Psychiatric Solutions, Inc.	8,183	444
* Hologic, Inc.	7,300	422
* American Medical Systems Holdings, Inc.	20,842	420
* Kos Pharmaceuticals, Inc.	6,244	418
* Immucor Inc.	15,220	418
* Haemonetics Corp.	8,762	416
* Ventana Medical Systems, Inc.	10,900	415
* Kyphon Inc.	9,323	410
Invacare Corp.	9,707	404
* Sunrise Senior Living, Inc.	6,000	400
* CV Therapeutics, Inc.	14,794	396
Owens & Minor, Inc. Holding Co.	13,360	392
Diagnostic Products Corp.	7,400	390
* Andrx Group	24,884	384
Perrigo Co.	26,755	383
* Kindred Healthcare, Inc.	12,832	382
* Martek Biosciences Corp.	10,684	375
* The Medicines Co.	15,416	355
* Centene Corp.	14,100	353
Alpharma, Inc. Class A	13,647	339
* WellCare Health Plans Inc.	9,100	337
* Abgenix, Inc.	26,289	333
* Priority Healthcare Corp. Class B	11,918	332
* AMERIGROUP Corp.	17,226	329
* Magellan Health Services, Inc.	9,215	324
* American Pharmaceuticals Partners, Inc.	6,947	317
* Cubist Pharmaceuticals, Inc.	14,706	317
* Advanced Neuromodulation Systems, Inc.	6,650	316
* Biosite Inc.	5,000	309
* Par Pharmaceutical Cos. Inc.	11,527	307
* Bio-Rad Laboratories, Inc. Class A	5,500	302
* PSS World Medical, Inc.	21,850	291
* Onyx Pharmaceuticals, Inc.	11,548	288
* Medarex, Inc.	29,951	285
* Alexion Pharmaceuticals, Inc.	10,246	284
PolyMedica Corp.	7,900	276
* AmSurg Corp.	10,000	274
* CONMED Corp.	9,740	272
* LifeCell Corp.	12,400	268
* Applera Corp.-Celera Genomics Group	22,057	268
* ArthroCare Corp.	6,638	267
* IDX Systems Corp.	5,957	257
* Viasys Healthcare Inc.	10,174	254
* Nabi Biopharmaceuticals	19,171	251
* LabOne, Inc.	5,680	247
* Telik, Inc.	14,883	243
West Pharmaceutical Services, Inc.	8,100	240
* Genesis Healthcare Corp.	5,932	239
* Eclipsys Corp.	13,400	239
* Integra LifeSciences Holdings	6,101	233
* Salix Pharmaceuticals, Ltd.	10,869	231
* Wright Medical Group, Inc.	9,300	230
* Thoratec Corp.	12,762	227
* eResearch Technology, Inc.	15,950	226
* Encysive Pharmaceuticals, Inc.	18,800	221
* Geron Corp.	21,480	221
* Myriad Genetics, Inc.	10,047	220
* Cyberonics, Inc.	7,200	215
* Per-Se Technologies, Inc.	10,384	215
* BioMarin Pharmaceutical Inc.	24,400	213
* First Horizon Pharmaceutical Corp.	10,700	213
* DJ Orthopedics Inc.	7,100	205
* Odyssey Healthcare, Inc.	12,000	204
* Exelixis, Inc.	26,405	203
* SFBC International, Inc.	4,505	200
* Foxhollow Technologies Inc.	4,149	198
Analogic Corp.	3,900	196
* AtheroGenics, Inc.	12,245	196
* SurModics, Inc.	5,045	195
* Greatbatch, Inc.	7,041	193
* Connetics Corp.	11,303	191
* Serologicals Corp.	8,456	191
* Laserscope	6,700	189
* Chattem, Inc.	5,305	188
* Amedisys Inc.	4,800	187
* American Retirement Corp.	9,800	184
* Matria Healthcare, Inc.	4,881	184
* ViroPharma Inc.	8,800	183
LCA-Vision Inc.	4,912	182
Arrow International, Inc.	6,455	182
* VaxGen, Inc.	12,500	181
* Zymogenetics, Inc.	10,975	181
* Rigel Pharmaceuticals, Inc.	7,489	178
Quality Systems, Inc.	2,550	176
* PAREXEL International Corp.	8,600	173
* Pharmion Corp.	7,800	170
Healthcare Services Group, Inc.	8,828	170
* Allscripts Healthcare Solutions, Inc.	9,200	166
* Conor Medsystems, Inc.	7,018	165
* Keryx Biopharmaceuticals, Inc.	10,400	164
* Symmetry Medical Inc.	6,900	164
* Dendreon Corp.	23,600	158
* NPS Pharmaceuticals Inc.	15,546	157
* Quidel Corp.	16,500	156
* PRA International	5,102	155
* Avanir Pharmaceuticals Class A	50,000	155
* K-V Pharmaceutical Co. Class A	8,633	153
* Myogen, Inc.	6,439	151
* ARIAD Pharmaceuticals, Inc.	20,212	150
* Eyetech Pharmaceuticals Inc.	8,307	149
* Digene Corp.	5,225	149
* InterMune Inc.	8,900	147
* Regeneron Pharmaceuticals, Inc.	15,484	147
* SonoSite, Inc.	4,900	145
* Enzo Biochem, Inc.	9,335	143
Meridian Bioscience Inc.	6,672	138
* Palomar Medical Technologies, Inc.	5,200	136
* Gentiva Health Services, Inc.	7,431	135
* Inverness Medical Innovations, Inc.	5,066	134
* Luminex Corp.	13,248	133
Landauer, Inc.	2,700	132
* OraSure Technologies, Inc.	13,900	131
* Nastech Pharmaceutical Co., Inc.	9,100	129
* Aspect Medical Systems, Inc.	4,315	128
* Tanox, Inc.	8,617	126
* Spectranetics Corp.	13,396	126
* StemCells, Inc.	22,500	124
Datascope Corp.	3,994	124
* Adolor Corp.	11,600	124
*^ Cell Therapeutics, Inc.	42,427	121
* Illumina, Inc.	9,336	120
* Aastrom Biosciences, Inc.	50,300	118
* Idenix Pharmaceuticals Inc.	4,699	118
* Nuvelo, Inc.	12,269	118
* Radiation Therapy Services, Inc.	3,663	117
* Discovery Laboratories, Inc.	18,046	116
* ICU Medical, Inc.	4,000	115
* Pharmacyclics, Inc.	12,630	114
* Molina Healthcare Inc.	4,518	113
* Kendle International Inc.	4,000	113
* Conceptus, Inc.	9,700	113
* Monogram Biosciences, Inc.	47,778	112
* Isis Pharmaceuticals, Inc.	22,200	112
* Momenta Pharmaceuticals, Inc.	4,100	112
* SuperGen, Inc.	17,700	112
* XOMA Ltd.	63,000	111
* Molecular Devices Corp.	5,300	111
* Guilford Pharmaceuticals, Inc.	30,206	110
* Accelrys Inc.	16,207	110
* Noven Pharmaceuticals, Inc.	7,700	108
* InKine Pharmaceutical Co., Inc.	29,300	107
* Penwest Pharmaceuticals Co.	6,050	106
* Progenics Pharmaceuticals, Inc.	4,436	105
* IRIS International, Inc.	5,700	105
* Oscient Pharmaceuticals	49,552	105
* ImmunoGen, Inc.	14,300	105
* Kensey Nash Corp.	3,391	104
* Incyte Corp.	22,082	104
* Hanger Orthopedic Group, Inc.	13,435	103
* RehabCare Group, Inc.	5,032	103
* HMS Holdings Corp.	14,833	103
* BioScrip Inc.	15,808	103
* Genta Inc.	68,430	103
* Northfield Laboratories, Inc.	7,900	102
* Cepheid, Inc.	13,722	101
* Microtek Medical Holdings, Inc.	27,201	101
Option Care, Inc.	6,878	101
* DepoMed, Inc.	15,506	100
* Alnylam Pharmaceuticals Inc.	8,700	98
* Res-Care, Inc.	6,300	97
* Symbion, Inc.	3,741	97
* Peregrine Pharmaceuticals, Inc.	95,981	96
* New River Pharmaceuticals Inc.	2,000	96
* Enzon Pharmaceuticals, Inc.	14,391	95
* Durect Corp.	13,900	95
* Rita Medical Systems, Inc.	26,700	95
* US Physical Therapy, Inc.	5,200	94
Vital Signs, Inc.	2,046	94
* Dyax Corp.	16,797	94
* Align Technology, Inc.	13,861	93
* Merit Medical Systems, Inc.	5,239	93
* Encore Medical Corp.	19,661	92
* SciClone Pharmaceuticals, Inc.	16,200	91
* Savient Pharmaceuticals Inc.	24,200	91
* deCODE genetics, Inc.	10,773	90
* Albany Molecular Research, Inc.	7,311	89
* Third Wave Technologies	17,618	87
* Renovis, Inc.	6,400	87
* HealthTronics Surgical Services, Inc.	8,655	86
* Nanogen, Inc.	26,400	85
* Fonar Corp.	77,670	84
* Inspire Pharmaceuticals, Inc.	11,013	84
* Arena Pharmaceuticals, Inc.	8,408	83
* Trimeris, Inc.	5,404	83
* TriPath Imaging, Inc.	11,600	82
* Cell Genesys, Inc.	14,765	81
* NeoPharm, Inc.	6,414	80
Young Innovations, Inc.	2,100	80
Hooper Holmes, Inc.	20,200	79
* Vivus, Inc.	21,814	78
* Array BioPharma Inc.	10,785	77
* Regeneration Technologies, Inc.	9,441	77
*^ Immunomedics Inc.	38,175	77
* Orthologic Corp.	20,010	77
Computer Programs and Systems, Inc.	2,200	76
* Pozen Inc.	6,862	75
* National Dentex Corp.	3,619	75
* I-Flow Corp.	5,400	74
*^ NitroMed, Inc.	4,100	74
* VistaCare, Inc.	5,100	74
* IntraLase Corp.	5,000	74
* Zoll Medical Corp.	2,800	74
* Horizon Health Corp.	2,700	73
* DOV Pharmaceutical, Inc.	4,300	73
* Omnicell, Inc.	7,500	73
* Candela Corp.	7,423	73
* CuraGen Corp.	14,711	73
* Bentley Pharmaceuticals, Inc.	6,000	72
* Air Methods Corp.	6,300	71
* EntreMed, Inc.	29,710	71
* Lexicon Genetics Inc.	17,719	71
* Curis, Inc.	15,270	70
* Anadys Pharmaceuticals Inc.	6,479	69
* ABIOMED, Inc.	6,800	68
* Possis Medical Inc.	6,199	68
* Cerus Corp.	7,564	67
* Hollis-Eden Pharmaceuticals, Inc.	10,100	65
* Orchid Cellmark, Inc.	7,589	65
*^ Continucare Corp.	25,160	64
*^ OCA Inc.	42,235	63
* Specialty Laboratories, Inc.	4,700	62
* Maxygen Inc.	7,477	62
* Animas Corp.	3,922	62
* Columbia Laboratories Inc.	16,365	62
* Embrex, Inc.	5,380	61
* Cytokinetics, Inc.	7,384	60
* Kosan Biosciences, Inc.	8,200	60
* CryoLife Inc.	8,500	59
* ThermoGenesis Corp.	11,100	59
* Seattle Genetics, Inc.	11,186	59
* Abaxis, Inc.	4,500	59
* Hi-Tech Pharmacal Co., Inc.	1,942	58
* EPIX Pharmaceuticals, Inc.	7,571	58
* Caliper Life Sciences, Inc.	8,280	58
* Bruker BioSciences Corp.	13,154	58
* Pediatric Services of America	4,100	57
* MedCath Corp.	2,400	57
* Tercica, Inc.	5,020	57
* Advanced Magnetics, Inc.	5,833	57
* Diversa Corp.	9,661	56
Psychemedics Corp.	4,100	56
^ BioLase Technology, Inc.	7,700	55
* Gene Logic Inc.	11,200	55
* America Service Group Inc.	3,300	55
* Bradley Pharmaceuticals, Inc.	5,005	55
* Allied Healthcare International Inc.	9,617	54
* CorVel Corp.	2,237	54
* Medical Action Industries Inc.	3,100	53
* Cypress Bioscience, Inc.	9,777	53
National Healthcare Corp.	1,500	53
* AVANT Immunotherapeutics, Inc.	40,329	52
* Genaera Corp.	26,969	52
* Neurogen Corp.	7,240	50
* Lifecore Biomedical Inc.	4,100	50
* Genitope Corp.	7,100	49
* Q-Med, Inc.	3,900	49
* Cardiac Science Corp.	4,581	49
*^ Antigenics, Inc.	8,912	48
*^ Immtech International, Inc.	4,100	48
* Santarus Inc.	7,522	47
* Collagenex Pharmaceuticals, Inc.	4,692	47
* Cantel Medical Corp.	2,200	46
* Angiodynamics Inc.	2,069	43
* Neogen Corp.	2,368	43
* Anika Resh Inc.	3,600	42
* Aradigm Corp.	39,100	42
*^ Microvision, Inc.	6,995	41
* Alliance Imaging, Inc.	4,800	41
* ATS Medical, Inc.	10,870	40
* Indevus Pharmaceuticals, Inc.	13,870	40
* Pain Therapeutics, Inc.	6,300	40
* Pharmacopeia Drug Discovery	11,027	39
* NMT Medical, Inc.	3,531	39
* Vion Pharmaceuticals, Inc.	17,800	39
* CardioDynamics International Corp.	28,415	38
* Strategic Diagnostics Inc.	9,012	37
* Osteotech, Inc.	6,387	37
* Vical, Inc.	7,300	36
* Titan Pharmaceuticals, Inc.	20,271	36
* Vital Images, Inc.	1,600	36
* Oxigene, Inc.	6,748	36
* E-Z-EM, Inc.	2,400	34
* IVAX Diagnostics, Inc.	8,700	34
* Digital Angel Corp.	10,500	33
* BioCryst Pharmaceuticals, Inc.	3,200	31
* SONUS Pharmaceuticals, Inc.	7,036	30
* Novavax, Inc.	16,984	30
*^ MannKind Corp.	2,159	30
* Theragenics Corp.	9,916	29
* GenVec, Inc.	13,597	28
* Emisphere Technologies, Inc.	6,100	27
* Cholestech Corp.	2,693	27
* American Dental Partners, Inc.	800	27
* Axonyx Inc.	23,400	27
* ArQule, Inc.	3,300	26
* Sangamo BioSciences, Inc.	5,800	25
* Ista Pharmaceuticals Inc.	3,790	25
* Micro Therapeutics, Inc.	4,501	25
* SRI/Surgical Express, Inc.	3,833	24
* Harvard Bioscience, Inc.	7,434	23
* Critical Therapeutics, Inc.	2,400	23
* VNUS Medical Technologies, Inc.	2,100	22
* Bioenvision, Inc.	2,700	22
* Zila, Inc.	6,102	21
* Barrier Therapeutics Inc.	2,500	21
* Bioject Medical Technologies Inc.	12,286	21
* Neose Technologies, Inc.	8,800	21
*^ Aksys, Ltd.	9,800	21
* CYTOGEN Corp.	5,075	21
* Somanetics Corp.	800	20
* Discovery Partners International	6,100	20
* GTC Biotherapeutics, Inc.	13,981	19
* GTx, Inc.	2,000	19
* Avigen, Inc.	6,631	18
* La Jolla Pharmaceutical Co.	24,100	18
* Cutera, Inc.	700	18
* DUSA Pharmaceuticals, Inc.	1,700	18
* Lipid Sciences, Inc.	5,949	18
* BioSphere Medical Inc.	3,035	17
* Genelabs Technologies, Inc.	26,000	17
* Stereotaxis Inc.	2,206	16
* Rochester Medical Corp.	1,741	16
* Monogram Biosciences, Inc. Rights Exp. 6/13/06	44,379	16
* Natus Medical Inc.	1,300	16
* Targeted Genetics Corp.	22,451	15
* Nuvasive, Inc.	800	15
* Neurometrix Inc.	500	15
* Neurobiological Technologies, Inc.	3,900	15
* Proxymed Pharmacy, Inc.	2,846	14
* Inhibitex Inc.	1,400	14
* SeraCare Life Sciences, Inc.	800	14
* Synovis Life Technologies, Inc.	1,300	14
* Radiologix Inc.	3,800	14
* Insmed Inc.	10,050	13
* Ciphergen Biosystems, Inc.	7,237	13
* Exact Sciences Corp.	7,166	13
* Maxim Pharmaceuticals, Inc.	9,380	13
* Sequenom, Inc.	13,020	12
* Advancis Pharmaceutical Corp.	8,570	12
* National Medical Health Card Systems, Inc.	420	12
* STAAR Surgical Co.	2,100	12
* Corcept Therapeutics Inc.	2,301	12
* Corgentech Inc.	4,540	11
* Vasomedical, Inc.	18,200	10
* Stratagene Holding Corp.	1,102	10
* NeoRx Corp.	9,600	9
* Exactech, Inc.	600	9
* Matritech Inc.	13,900	9
* Matrixx Initiatives, Inc.	600	9
* CancerVax Corp.	2,400	8
* Allos Therapeutics Inc.	3,348	8
* Aphton Corp.	12,609	8
* Hemispherx Biopharma, Inc.	4,700	8
* PRAECIS Pharmaceuticals Inc.	17,174	8
* Orthovita, Inc.	1,816	8
* Capital Senior Living Corp.	900	8
* Introgen Therapeutics, Inc.	1,400	7
* Transgenomic, Inc.	7,100	7
* Adeza Biomedical Corp.	400	7
* Acadia Pharmaceuticals Inc.	540	6
* Sun Healthcare Group Inc.	800	6
* Digirad Corp.	1,200	6
* Alteon, Inc.	19,000	6
* AVI BioPharma, Inc.	2,000	5
* SCOLR Pharma Inc.	1,200	5
* Hythiam Inc.	700	5
* Repligen Corp.	1,400	4
* Sonic Innovations, Inc.	900	4
* Mediware Information Systems, Inc.	500	4
* Curative Health Services, Inc.	4,066	4
* Novoste Corp.	5,379	3
* Phase Forward Inc.	300	3
* Immunicon Corp.	800	3
* Sirna Therapeutics, Inc.	700	3
* Pharmos Corp.	1,320	3
* Dialysis Corporation of America	200	3
* The Med-Design Corp.	5,163	2
* Dynavax Technologies Corp.	363	2
* Endologix, Inc.	400	2
* Clarient, Inc.	1,100	2
* Biopure Corp. Class A	1,450	2
* North American Scientific, Inc.	500	1
* SpectRx, Inc.	4,874	1
* Integrated Biopharma, Inc.	200	-
* PharmaNetics, Inc.	600	-

		599,043

Integrated Oils (3.1%)
ExxonMobil Corp.	2,132,771	135,516
Chevron Corp.	759,007	49,131
ConocoPhillips Co.	442,606	30,943
Occidental Petroleum Corp.	133,316	11,389
Marathon Oil Corp.	121,947	8,406
Amerada Hess Corp.	27,817	3,825
Murphy Oil Corp.	55,662	2,776
* KCS Energy, Inc.	16,900	465
* Giant Industries, Inc.	4,400	258
* Delta Petroleum Corp.	10,634	221

		242,930

Other Energy (2.8%)
Schlumberger Ltd.	197,336	16,651
Halliburton Co.	169,415	11,608
Valero Energy Corp.	97,242	10,994
Burlington Resources, Inc.	129,016	10,492
Devon Energy Corp.	150,114	10,304
Apache Corp.	109,941	8,270
Anadarko Petroleum Corp.	78,979	7,562
Baker Hughes, Inc.	113,474	6,772
* Transocean Inc.	109,223	6,696
EOG Resources, Inc.	79,856	5,981
XTO Energy, Inc.	114,900	5,207
Williams Cos., Inc.	191,307	4,792
Chesapeake Energy Corp.	107,178	4,100
BJ Services Co.	108,720	3,913
* Nabors Industries, Inc.	52,983	3,806
* National Oilwell Varco Inc.	57,591	3,789
Peabody Energy Corp.	43,848	3,699
Kerr-McGee Corp.	37,212	3,614
Sunoco, Inc.	46,164	3,610
GlobalSantaFe Corp.	76,239	3,478
* Weatherford International Ltd.	46,929	3,222
Noble Corp.	45,490	3,114
El Paso Corp.	221,386	3,077
* Ultra Petroleum Corp.	50,500	2,872
Noble Energy, Inc.	58,358	2,737
Pioneer Natural Resources Co.	48,250	2,650
Smith International, Inc.	71,264	2,374
ENSCO International, Inc.	50,704	2,362
CONSOL Energy, Inc.	30,600	2,334
Patterson-UTI Energy, Inc.	54,057	1,950
* Newfield Exploration Co.	39,652	1,947
* Grant Prideco, Inc.	41,704	1,695
* Reliant Energy, Inc.	100,416	1,550
Tesoro Petroleum Corp.	22,900	1,540
Equitable Resources, Inc.	38,832	1,517
* Pride International, Inc.	53,106	1,514
Arch Coal, Inc.	21,288	1,437
* Cooper Cameron Corp.	18,360	1,357
Diamond Offshore Drilling, Inc.	21,571	1,321
Massey Energy Co.	25,749	1,315
Rowan Cos., Inc.	36,295	1,288
Pogo Producing Co.	21,726	1,281
* NRG Energy, Inc.	29,164	1,242
* Cimarex Energy Co.	27,257	1,236
Range Resources Corp.	28,799	1,112
* Plains Exploration & Production Co.	24,885	1,066
Helmerich & Payne, Inc.	17,145	1,035
* Denbury Resources, Inc.	19,200	968
* Forest Oil Corp.	18,346	956
* FMC Technologies Inc.	21,984	926
Vintage Petroleum, Inc.	18,963	866
Todco Class A	20,466	854
Cabot Oil & Gas Corp.	16,800	849
* Cal Dive International, Inc.	12,395	786
Frontier Oil Corp.	17,482	775
* Unit Corp.	13,100	724
* Cheniere Energy, Inc.	17,100	707
St. Mary Land & Exploration Co.	19,187	702
* Quicksilver Resources, Inc.	14,100	674
* Houston Exploration Co.	9,709	653
* Spinnaker Exploration Co.	9,200	595
* Encore Acquisition Co.	14,100	548
* Superior Energy Services, Inc.	23,595	545
* Whiting Petroleum Corp.	11,924	523
* Grey Wolf, Inc.	61,210	516
* Stone Energy Corp.	8,240	503
Foundation Coal Holdings, Inc.	12,800	492
*^ Calpine Corp.	182,111	472
* Oceaneering International, Inc.	8,710	465
* Comstock Resources, Inc.	13,800	453
* Hydrill Co.	6,500	446
Holly Corp.	6,943	444
* Swift Energy Co.	9,700	444
* Dynegy, Inc.	91,681	432
* SEACOR Holdings Inc.	5,826	423
* Global Industries Ltd.	28,074	414
* Veritas DGC Inc.	11,287	413
* Hanover Compressor Co.	29,181	404
Berry Petroleum Class A	6,000	400
CARBO Ceramics Inc.	6,000	396
* Atwood Oceanics, Inc.	4,666	393
* Energy Partners, Ltd.	11,770	367
Penn Virginia Corp.	6,200	358
* Bill Barrett Corp.	9,367	345
* TETRA Technologies, Inc.	11,025	344
* Oil States International, Inc.	8,900	323
* Parker Drilling Co.	34,800	323
* W-H Energy Services, Inc.	9,900	321
* Remington Oil & Gas Corp.	7,300	303
* Core Laboratories NV	8,800	284
*^ KFX, Inc.	15,894	272
* Petrohawk Energy Corp.	18,254	263
* Hornbeck Offshore Services, Inc.	6,900	253
* Newpark Resources, Inc.	27,541	232
* Universal Compression Holdings, Inc.	5,700	227
* Pioneer Drilling Co.	10,608	207
* Petroleum Development Corp.	5,391	207
* Parallel Petroleum Corp.	14,540	204
* Atlas America, Inc.	4,044	197
Lufkin Industries	4,200	183
* Enbridge Energy Management LLC	3,115	172
* Brigham Exploration Co.	13,179	169
* Evergreen Solar, Inc.	17,600	164
* FuelCell Energy, Inc.	14,218	156
* Input/Output, Inc.	19,500	156
* Syntroleum Corp.	10,452	152
* ATP Oil & Gas Corp.	4,554	150
* The Exploration Co. of Delaware, Inc.	19,253	139
* Warren Resources Inc.	8,034	135
* Plug Power, Inc.	19,788	135
* FX Energy, Inc.	11,200	134
* The Meridian Resource Corp.	31,900	133
* Harvest Natural Resources, Inc.	12,300	132
* PetroQuest Energy, Inc.	12,400	129
RPC Inc.	4,900	126
* Toreador Resources Corp.	3,252	115
* Dril-Quip, Inc.	2,300	110
*^ Capstone Turbine Corp.	29,576	105
* Goodrich Petroleum Corp.	4,414	104
* Edge Petroleum Corp.	3,800	100
* Global Power Equipment Group Inc.	14,000	100
*^ McMoRan Exploration Co.	4,997	97
Gulf Island Fabrication, Inc.	3,314	95
Resource America, Inc.	5,286	94
* Double Eagle Petroleum Co.	3,906	94
* Callon Petroleum Co.	4,361	91
* Gasco Energy Inc.	13,100	87
* Clayton Williams Energy, Inc.	1,988	86
* TransMontaigne Inc.	10,546	84
* Carrizo Oil & Gas, Inc.	2,622	77
* Willbros Group, Inc.	4,300	68
Crosstex Energy, Inc.	982	63
Ormat Technologies Inc.	2,600	58
* Endeavor International Corp.	10,900	55
* NATCO Group Inc.	2,000	51
* Harken Energy Corp.	47,590	38
* Infinity, Inc.	3,200	26
* Rentech, Inc.	8,300	21
* Credo Pete Corp.	700	19
* Dawson Geophysical	600	18
* Millennium Cell Inc.	8,288	17
Barnwell Industries, Inc.	200	13
MarkWest Hydrocarbon, Inc.	500	13

		214,938

Materials & Processing (2.5%)
Dow Chemical Co.	321,838	13,411
E.I. du Pont de Nemours & Co.	333,917	13,080
Alcoa Inc.	291,892	7,128
Newmont Mining Corp. (Holding Co.)	149,467	7,050
Monsanto Co.	89,833	5,637
Weyerhaeuser Co.	81,313	5,590
Praxair, Inc.	108,666	5,208
Archer-Daniels-Midland Co.	197,931	4,881
International Paper Co.	156,152	4,653
Masco Corp.	145,078	4,451
Air Products & Chemicals, Inc.	76,805	4,235
Phelps Dodge Corp.	32,473	4,219
PPG Industries, Inc.	57,605	3,410
Nucor Corp.	53,670	3,166
Freeport-McMoRan Copper & Gold, Inc. Class B	60,349	2,932
American Standard Cos., Inc.	61,268	2,852
Georgia Pacific Group	78,481	2,673
Vulcan Materials Co.	34,401	2,553
Precision Castparts Corp.	44,326	2,354
Lyondell Chemical Co.	74,381	2,129
Ecolab, Inc.	64,672	2,065
Rohm & Haas Co.	48,895	2,011
Bunge Ltd.	37,275	1,961
Fluor Corp.	29,010	1,868
Sherwin-Williams Co.	40,239	1,773
MeadWestvaco Corp.	62,472	1,725
Avery Dennison Corp.	31,551	1,653
United States Steel Corp.	38,289	1,622
The St. Joe Co.	24,209	1,512
Sigma-Aldrich Corp.	23,266	1,490
Temple-Inland Inc.	35,624	1,455
* Sealed Air Corp.	28,146	1,336
Ball Corp.	35,152	1,291
Eastman Chemical Co.	26,934	1,265
Martin Marietta Materials, Inc.	15,838	1,243
* Jacobs Engineering Group Inc.	18,270	1,231
* Energizer Holdings, Inc.	21,603	1,225
Ashland, Inc.	22,047	1,218
Engelhard Corp.	41,238	1,151
Florida Rock Industries, Inc.	16,455	1,055
* Owens-Illinois, Inc.	51,059	1,053
Lubrizol Corp.	22,743	985
Louisiana-Pacific Corp.	35,356	979
Chemtura Corp.	78,258	972
Harsco Corp.	13,973	916
* Smurfit-Stone Container Corp.	85,740	888
* Crown Holdings, Inc.	55,622	887
* Pactiv Corp.	50,000	876
Sonoco Products Co.	31,518	861
Allegheny Technologies Inc.	27,528	853
Bemis Co., Inc.	34,110	843
Forest City Enterprise Class A	21,168	807
York International Corp.	14,168	794
* USG Corp.	10,900	749
Valspar Corp.	33,276	744
Lafarge North America Inc.	10,962	741
Hughes Supply, Inc.	22,400	730
RPM International, Inc.	39,577	728
The Timken Co.	24,395	723
* The Mosaic Co.	44,583	714
Scotts Miracle-Gro Co.	7,932	697
* FMC Corp.	12,109	693
Airgas, Inc.	23,064	683
Cabot Corp.	20,112	664
Cleveland-Cliffs Inc.	7,500	653
* Shaw Group, Inc.	26,306	649
AptarGroup Inc.	12,000	598
* URS Corp.	14,621	591
* Huntsman Corp.	29,865	584
Cytec Industries, Inc.	13,342	579
Commercial Metals Co.	16,800	567
Quanex Corp.	8,460	560
Bowater Inc.	18,870	533
Potlatch Corp.	9,892	516
Albemarle Corp.	13,545	511
CLARCOR Inc.	17,600	505
Simpson Manufacturing Co.	12,900	505
Worthington Industries, Inc.	23,750	499
Reliance Steel & Aluminum Co.	9,414	498
Steel Dynamics, Inc.	14,321	486
Corn Products International, Inc.	24,000	484
Lennox International Inc.	17,640	484
* Washington Group International, Inc.	8,800	474
* Armor Holdings, Inc.	11,000	473
Eagle Materials, Inc.	3,835	465
Olin Corp.	23,958	455
* Quanta Services, Inc.	35,628	455
Brady Corp. Class A	14,612	452
* Nalco Holding Co.	26,500	447
Carpenter Technology Corp.	7,600	445
* Hercules, Inc.	36,226	443
Acuity Brands, Inc.	14,812	439
Building Materials Holding Corp.	4,700	438
* Maverick Tube Corp.	14,400	432
Granite Construction Co.	11,277	431
Packaging Corp. of America	22,000	427
Watsco, Inc.	7,900	420
Texas Industries, Inc.	7,700	419
* Hexcel Corp.	22,000	402
Minerals Technologies, Inc.	6,900	395
* Lone Star Technologies, Inc.	6,900	384
* Energy Conversion Devices, Inc.	8,406	377
* Coeur d'Alene Mines Corp.	83,600	354
* Dycom Industries, Inc.	16,322	330
* Oregon Steel Mills, Inc.	11,536	322
USEC Inc.	28,530	318
Mueller Industries Inc.	11,429	317
* EMCOR Group, Inc.	5,000	297
Longview Fibre Co.	15,100	294
H.B. Fuller Co.	9,400	292
Albany International Corp.	7,822	288
Universal Forest Products, Inc.	5,019	288
Eagle Materials, Inc. Class B	2,473	286
* AK Steel Corp.	33,317	285
* Ceradyne, Inc.	7,746	284
Brookfield Homes Corp.	5,100	283
Delta & Pine Land Co.	10,675	282
* RTI International Metals, Inc.	7,139	281
* NCI Building Systems, Inc.	6,800	277
Ferro Corp.	14,676	269
* Trammell Crow Co.	10,700	264
Silgan Holdings, Inc.	7,854	261
Georgia Gulf Corp.	10,717	258
Kaydon Corp.	8,988	255
* Symyx Technologies, Inc.	9,658	252
* NS Group Inc.	6,400	251
ElkCorp	6,800	243
* Cabot Microelectronics Corp.	8,107	238
Schnitzer Steel Industries, Inc. Class A	7,300	238
*^ Apex Silver Mines Ltd.	14,800	233
MacDermid, Inc.	8,800	231
* Aleris International Inc.	8,110	223
Greif Inc. Class A	3,700	222
* Jacuzzi Brands, Inc.	26,591	214
Wausau Paper Corp.	17,126	214
Compass Minerals International	9,300	214
* Rogers Corp.	5,500	213
* Griffon Corp.	8,600	212
* Titanium Metals Corp.	5,232	207
Barnes Group, Inc.	5,752	206
Spartech Corp.	10,500	205
Glatfelter	13,900	196
* W.R. Grace & Co.	21,700	194
* Mobile Mini, Inc.	4,400	191
* Chaparral Steel Co.	7,500	189
Gibraltar Industries Inc.	8,200	188
* OM Group, Inc.	9,289	187
Royal Gold, Inc.	6,839	184
A. Schulman Inc.	10,100	181
UAP Holding Corp.	9,986	181
Metal Management, Inc.	7,100	180
Valmont Industries, Inc.	6,057	178
* GrafTech International Ltd.	31,898	173
* Interline Brands, Inc.	8,104	170
* Beacon Roofing Supply, Inc.	5,200	170
* Hecla Mining Co.	38,400	168
* Century Aluminum Co.	7,300	164
Apogee Enterprises, Inc.	9,400	161
Arch Chemicals, Inc.	6,850	159
* Stillwater Mining Co.	17,395	159
Deltic Timber Corp.	3,400	157
* Insituform Technologies Inc. Class A	8,800	152
* Comfort Systems USA, Inc.	17,200	152
Ryerson Tull, Inc.	7,091	151
* Tejon Ranch Co.	3,200	150
* PolyOne Corp.	24,600	149
* Brush Engineered Materials Inc.	9,200	146
Rock-Tenn Co.	9,633	145
AMCOL International Corp.	7,400	141
Cambrex Corp.	7,372	140
Neenah Paper Inc.	4,504	132
WD-40 Co.	4,812	128
* Metals USA, Inc.	6,200	127
CIRCOR International, Inc.	4,600	126
* Interface, Inc.	14,743	122
* NuCo2, Inc.	4,700	121
Ameron International Corp.	2,600	121
* Avatar Holding, Inc.	1,994	118
Chesapeake Corp. of Virginia	6,400	118
Consolidated-Tomoka Land Co.	1,700	116
Tredegar Corp.	8,855	115
Westlake Chemical Corp.	4,242	115
LSI Industries Inc.	6,008	114
* Caraustar Industries, Inc.	10,300	113
Bluelinx Holdings Inc.	8,100	109
* Terra Industries, Inc.	16,077	107
* Layne Christensen Co.	4,408	104
* Clean Harbors Inc.	3,000	102
* Omnova Solutions Inc.	23,241	102
* Bluegreen Corp.	5,600	99
Myers Industries, Inc.	8,461	98
Steel Technologies, Inc.	3,798	98
* Gold Kist Inc.	5,028	98
* Graphic Packaging Corp.	34,459	96
Calgon Carbon Corp.	11,800	93
* Drew Industries, Inc.	3,600	93
* Lydall, Inc.	10,342	92
* Reading International Inc. Class A	11,400	91
* Buckeye Technology, Inc.	11,000	89
Ennis, Inc.	5,209	88
* Encore Wire Corp.	5,250	85
*^ Medis Technology Ltd.	4,700	84
*^ Liquidmetal Technologies Inc.	47,327	83
* A.M. Castle & Co.	4,673	82
* Sunterra Corp.	6,200	81
* Infrasource Services Inc.	5,300	77
* Unifi, Inc.	23,070	77
* Trex Co., Inc.	3,200	77
* Landec Corp.	10,400	76
* WCA Waste Corp.	8,956	76
* Webco Industries, Inc.	1,030	75
* Stratus Properties Inc.	4,004	75
* Perini Corp.	4,100	75
* California Coastal Communities, Inc.	2,111	74
Penford Corp.	5,350	72
Alico, Inc.	1,367	70
* Huttig Building Products, Inc.	7,722	70
* AAON, Inc.	3,787	70
Thomas Properties Group, Inc.	5,320	69
Balchem Corp.	2,500	69
* EnerSys	4,493	68
Wellman, Inc.	10,500	66
The Standard Register Co.	4,276	64
NN, Inc.	5,080	61
* Material Sciences Corp.	4,000	60
NL Industries, Inc.	3,199	60
* Wheeling-Pittsburgh Corp.	3,567	60
* NewMarket Corp.	3,440	60
* Ultralife Batteries, Inc.	4,600	59
* U.S. Concrete, Inc.	7,558	58
* Zapata Corp.	7,800	56
* Griffin Land & Nurseries, Inc.	2,257	55
* Integrated Electrical Services, Inc.	19,555	55
Pope & Talbot, Inc.	5,304	54
* Synalloy Corp.	4,672	52
Quaker Chemical Corp.	3,000	52
* Northwest Pipe Co.	2,000	52
* Wolverine Tube, Inc.	6,900	52
* DHB Industries, Inc.	11,500	48
*^ Zoltek Cos., Inc.	3,634	48
* Lesco, Inc.	2,900	46
*^ Valence Technology Inc.	16,645	45
* Wellsford Real Properties Inc.	2,356	45
* HouseValues, Inc.	3,100	44
* Superior Essex Inc.	2,300	41
Ampco-Pittsburgh Corp.	2,400	37
American Vanguard Corp.	2,000	37
* Maxxam Inc.	1,025	35
* Lamson & Sessions Co.	1,700	31
Stepan Co.	1,200	30
Roanoke Electric Steel Corp.	1,500	30
Aceto Corp.	5,107	29
Octel Corp.	1,700	28
Andersons, Inc.	800	23
Multi-Color Corp.	900	23
CompX International Inc.	1,394	23
Oil-Dri Corp. of America	1,300	23
* National Patent Development Corp.	7,900	21
* Exide Technologies	3,854	20
* U.S. Energy Corp.	4,023	18
Packaging Dynamics Corp.	1,100	14
* Modtech Holdings, Inc.	1,400	14
* Mercer International Inc.	1,600	13
* Omega Flex Inc.	810	13
* Shiloh Industries, Inc.	900	12
* Nashua Corp.	1,786	11
* Eden Bioscience Corp.	12,826	10
* The Dixie Group, Inc.	600	10
Dynamic Materials Corp.	200	9
* Mestek, Inc.	700	9
* Nonophase Technologies Corp.	1,400	8
* Innovo Group Inc.	4,000	8
* Constar International Inc.	3,846	8
* EarthShell Corp.	3,198	8
* Senomyx, Inc.	400	7
* Canyon Resources Corp.	9,500	7
* ENGlobal Corp.	600	5
* AEP Industries, Inc.	200	4
Calavo Growers, Inc.	300	3
MGP Ingredients, Inc.	200	2
* Electro Energy, Inc.	600	2
Atlantis Plastics, Inc. Class A	200	2
* Culp, Inc.	400	2
* Hines Horticulture, Inc.	500	2
* Fab Industries, Inc.	200	1
* Cone Mills Corp.	18,400	-
* BMC Industries, Inc.	29,237	-

		191,589

Producer Durables (2.9%)
United Technologies Corp.	342,950	17,779
The Boeing Co.	252,122	17,132
Caterpillar, Inc.	229,420	13,478
Emerson Electric Co.	140,307	10,074
Applied Materials, Inc.	550,403	9,335
Lockheed Martin Corp.	126,393	7,715
Illinois Tool Works, Inc.	82,741	6,812
Northrop Grumman Corp.	108,251	5,883
Deere & Co.	81,172	4,968
* Agilent Technologies, Inc.	148,097	4,850
Danaher Corp.	82,953	4,465
* Xerox Corp.	320,935	4,381
Ingersoll-Rand Co.	113,138	4,325
D. R. Horton, Inc.	94,298	3,415
* American Tower Corp. Class A	134,026	3,344
Pitney Bowes, Inc.	77,341	3,228
KLA-Tencor Corp.	66,137	3,225
Pulte Homes, Inc.	73,632	3,160
Rockwell Collins, Inc.	59,409	2,871
Dover Corp.	68,542	2,796
Centex Corp.	42,840	2,767
Parker Hannifin Corp.	40,316	2,593
* Lexmark International, Inc.	41,525	2,535
Lennar Corp. Class A	37,865	2,263
Cooper Industries, Inc. Class A	31,186	2,156
KB HOME	27,418	2,007
* NVR, Inc.	2,090	1,850
* Crown Castle International Corp.	74,818	1,843
* Toll Brothers, Inc.	39,076	1,746
Goodrich Corp.	38,425	1,704
* Waters Corp.	40,491	1,684
* Thermo Electron Corp.	54,135	1,673
W.W. Grainger, Inc.	25,948	1,633
American Power Conversion Corp.	58,286	1,510
* LAM Research Corp.	47,051	1,434
Joy Global Inc.	26,950	1,360
^ Garmin Ltd.	20,000	1,357
Molex, Inc.	47,004	1,254
Cummins Inc.	13,975	1,230
Pentair, Inc.	32,460	1,185
Novellus Systems, Inc.	47,147	1,182
Pall Corp.	41,700	1,147
Roper Industries Inc.	28,522	1,121
Ryland Group, Inc.	15,930	1,090
* Teradyne, Inc.	65,719	1,084
HNI Corp.	16,728	1,007
Ametek, Inc.	23,346	1,003
* Alliant Techsystems, Inc.	12,820	957
Standard Pacific Corp.	21,638	898
MDC Holdings, Inc.	11,140	879
Diebold, Inc.	24,152	832
* Terex Corp.	16,700	825
Beazer Homes USA, Inc.	14,000	821
Hubbell Inc. Class B	17,349	814
Donaldson Co., Inc.	25,277	772
Graco, Inc.	22,091	757
Tektronix, Inc.	29,971	756
* Mettler-Toledo International Inc.	14,537	741
IDEX Corp.	17,202	732
Herman Miller, Inc.	23,587	715
* Thomas & Betts Corp.	20,190	695
* Flowserve Corp.	18,540	674
Kennametal, Inc.	12,841	630
JLG Industries, Inc.	17,100	626
Briggs & Stratton Corp.	17,496	605
* Meritage Corp.	7,700	590
* Hovnanian Enterprises Inc. Class A	11,076	567
Engineered Support Systems, Inc.	13,762	565
* Andrew Corp.	49,459	551
* AGCO Corp.	30,203	550
* Varian Semiconductor Equipment Associates, Inc.	12,539	531
* Polycom, Inc.	32,839	531
* Headwaters Inc.	13,800	516
Plantronics, Inc.	16,697	514
The Manitowoc Co., Inc.	9,737	489
Crane Co.	16,047	477
Lincoln Electric Holdings, Inc.	12,000	473
* Powerwave Technologies, Inc.	36,093	469
* ESCO Technologies Inc.	8,600	431
Cognex Corp.	14,292	430
Actuant Corp.	9,080	425
Curtiss-Wright Corp.	6,584	406
* Entegris Inc.	35,738	404
* Genlyte Group, Inc.	8,368	402
* Cymer, Inc.	12,541	393
* ATMI, Inc.	12,316	382
* Gardner Denver Inc.	8,496	379
* Champion Enterprises, Inc.	25,400	375
* SBA Communications Corp.	24,100	372
* Dionex Corp.	6,800	369
* Interdigital Communications Corp.	18,567	365
* Teledyne Technologies, Inc.	10,511	362
* Itron, Inc.	7,900	361
Nordson Corp.	9,264	352
* WCI Communities, Inc.	12,150	345
Mine Safety Appliances Co.	8,802	341
* Acco Brands Corp.	11,808	333
* Moog Inc.	11,125	328
Bucyrus International, Inc.	6,617	325
* Esterline Technologies Corp.	8,500	322
Regal-Beloit Corp.	9,700	315
Belden CDT Inc.	15,425	300
Applied Industrial Technology, Inc.	8,293	298
Woodward Governor Co.	3,400	289
* Arris Group Inc.	24,200	287
* Orbital Sciences Corp.	21,300	266
* BE Aerospace, Inc.	16,042	266
Watts Water Technologies, Inc.	8,711	251
* Photronics Inc.	12,600	244
Steelcase Inc.	16,826	243
Federal Signal Corp.	13,753	235
* William Lyon Homes, Inc.	1,500	233
Baldor Electric Co.	9,119	231
MTS Systems Corp.	6,020	227
* Imagistics International Inc.	5,357	224
* General Cable Corp.	12,850	216
* Blount International, Inc.	12,237	216
Stewart & Stevenson Services, Inc.	9,000	215
M/I Homes, Inc.	3,900	212
Franklin Electric, Inc.	5,100	211
* Paxar Corp.	12,485	210
* Littelfuse, Inc.	7,400	208
* Electro Scientific Industries, Inc.	9,300	208
* MKS Instruments, Inc.	11,453	197
* Credence Systems Corp.	24,600	196
NACCO Industries, Inc. Class A	1,691	194
* Rofin-Sinar Technologies Inc.	4,964	189
Technitrol, Inc.	12,169	186
Lennar Corp. Class B	3,364	186
* EnPro Industries, Inc.	5,419	183
* Triumph Group, Inc.	4,906	182
Technical Olympic USA, Inc.	6,953	182
* Astec Industries, Inc.	6,278	178
A.O. Smith Corp.	6,245	178
* Brooks Automation, Inc.	13,281	177
* A.S.V., Inc.	7,610	172
* Axcelis Technologies, Inc.	32,683	171
Cohu, Inc.	6,713	159
Cascade Corp.	3,200	156
* Sonic Solutions, Inc.	7,200	155
* FEI Co.	8,000	154
CTS Corp.	11,900	144
United Industrial Corp.	4,000	143
* Distributed Energy Systems Corp.	16,800	140
Gorman-Rupp Co.	5,750	138
* The Middleby Corp.	1,901	138
* Artesyn Technologies, Inc.	14,800	138
* Presstek, Inc.	10,531	137
* Active Power, Inc.	31,613	131
* Veeco Instruments, Inc.	8,100	130
* TRC Cos., Inc.	8,300	129
Helix Technology Corp.	8,700	128
Levitt Corp. Class A	5,450	125
* Kulicke & Soffa Industries, Inc.	16,834	122
* Power-One, Inc.	21,956	122
* Symmetricom Inc.	15,150	117
* Advanced Energy Industries, Inc.	10,800	116
* Kadant Inc.	5,710	115
* Ultratech, Inc.	7,200	112
Kimball International, Inc. Class B	9,260	112
* Audiovox Corp.	7,998	112
*^ Taser International Inc.	17,000	105
HEICO Corp.	4,500	104
Vicor Corp.	6,879	104
* MTC Technologies, Inc.	3,242	104
* Applied Films Corp.	4,901	103
* Columbus McKinnon Corp.	4,337	103
* Duratek, Inc.	5,495	100
Standex International Corp.	3,800	100
* Photon Dynamics, Inc.	5,200	100
Tennant Co.	2,400	98
* Mattson Technology, Inc.	12,802	96
* Mastec Inc.	8,775	96
* Capital Pacific Holdings, Inc.	11,100	92
Robbins & Myers, Inc.	3,900	88
* Measurement Specialties, Inc.	4,100	87
Knoll, Inc.	4,700	86
* LTX Corp.	19,997	84
* Zygo Corp.	5,421	83
Lindsay Manufacturing Co.	3,650	80
* C-COR Inc.	11,900	80
X-Rite Inc.	6,300	78
* Terayon Communications Systems, Inc.	19,953	78
*^ TurboChef Technologies, Inc.	4,900	76
C & D Technologies, Inc.	8,100	76
SpectraLink Corp.	5,925	76
* Metrologic Instruments, Inc.	4,100	75
Tecumseh Products Co. Class A	3,423	74
* Asyst Technologies, Inc.	15,618	73
* Perma-Fix Environmental Services, Inc.	33,058	73
* ADE Corp.	3,178	71
*^ SpatiaLight, Inc.	16,200	71
* EMCORE Corp.	11,577	71
* Calamp Corp.	8,700	70
Badger Meter, Inc.	1,700	67
*^ Palm Harbor Homes, Inc.	3,400	66
* Milacron Inc.	36,574	65
Alamo Group, Inc.	3,200	63
* American Superconductor Corp.	6,100	63
Keithley Instruments Inc.	4,303	63
* FARO Technologies, Inc.	3,200	62
Skyline Corp.	1,500	61
* Rudolph Technologies, Inc.	4,400	59
* Virco Manufacturing Corp.	7,736	59
* Cavco Industries, Inc.	1,610	58
Met-Pro Corp.	3,713	58
* Paragon Technologies, Inc.	5,095	55
Summa Industries	6,475	49
* Magnatek, Inc.	14,300	48
American Ecology Corp.	2,400	47
*^ Arotech Corp.	63,100	47
* Darling International, Inc.	13,200	47
* Semitool, Inc.	5,649	45
* Powell Industries, Inc.	2,032	44
* Team, Inc.	1,968	44
* Park-Ohio Holdings Corp.	2,400	42
* Nanometrics Inc.	3,600	42
* FSI International, Inc.	9,808	41
Woodhead Industries, Inc.	2,838	39
* Somera Communications, Inc.	38,100	38
Orleans Homebuilders, Inc.	1,500	37
* DDi Corp.	45,591	36
* Tollgrade Communications, Inc.	4,300	36
* Viisage Technology, Inc.	8,386	35
* August Technology Corp.	3,200	34
Molex, Inc. Class A	1,200	31
Applied Signal Technology, Inc.	1,600	30
* Therma-Wave Inc.	16,977	30
* Applied Innovation Inc.	7,804	30
* Intevac, Inc.	2,900	30
HEICO Corp. Class A	1,619	29
* Comstock Homebuilding Cos., Inc.	1,367	27
* Tut Systems, Inc.	7,400	24
* EFJ, Inc.	2,200	23
* Ducommun, Inc.	1,000	22
* TransAct Technologies Inc.	2,876	22
* Gehl Co.	750	21
Tecumseh Products Co. Class B	1,000	21
* Radyne Comstream Inc.	1,900	20
* Icad Inc.	7,000	18
* Fairchild Corp.	7,141	17
* Dominion Homes, Inc.	1,000	16
Wireless Telecom Group, Inc.	5,909	16
* The Allied Defense Group, Inc.	700	16
* Flow International Corp.	2,000	15
* SL Industries, Inc.	1,000	14
* Color Kinetics Inc.	800	12
* Catalytica Energy Systems, Inc.	6,204	9
Sun Hydraulics Corp.	300	7
* Ladish Co., Inc.	400	7
* OYO Geospace Corp.	300	6
* Mity-Lite Inc.	300	5
* Aerosonic Corp.	730	4
* Glowpoint, Inc.	3,000	3
* UQM Technologies, Inc.	400	2
Preformed Line Products Co.	23	1
* Andrea Radio Corp.	16,700	1
* Optical Cable Corp. Warrants Exp. 10/24/07	729	1
* DT Industries, Inc.	7,000	-

		221,692

Technology (8.0%)
Microsoft Corp.	3,257,793	83,823
Intel Corp.	2,068,151	50,980
International Business Machines Corp.	540,074	43,325
* Cisco Systems, Inc.	2,141,061	38,389
Hewlett-Packard Co.	969,682	28,315
* Dell Inc.	769,977	26,333
QUALCOMM Inc.	546,956	24,476
Texas Instruments, Inc.	556,463	18,864
Motorola, Inc.	820,895	18,134
* Oracle Corp.	1,291,945	16,007
* Apple Computer, Inc.	275,786	14,785
* EMC Corp.	805,060	10,417
* Corning, Inc.	483,303	9,342
* Symantec Corp.	399,397	9,050
General Dynamics Corp.	57,041	6,819
Raytheon Co.	151,564	5,762
Adobe Systems, Inc.	163,456	4,879
* Lucent Technologies, Inc.	1,487,424	4,834
Maxim Integrated Products, Inc.	109,744	4,681
Analog Devices, Inc.	124,765	4,634
* Sun Microsystems, Inc.	1,141,209	4,474
Computer Associates International, Inc.	158,523	4,409
* Broadcom Corp.	92,735	4,350
* Accenture Ltd.	164,400	4,186
Electronic Data Systems Corp.	173,885	3,902
Linear Technology Corp.	102,884	3,867
* Juniper Networks, Inc.	155,314	3,695
Autodesk, Inc.	76,898	3,571
* Advanced Micro Devices, Inc.	132,433	3,337
Xilinx, Inc.	117,662	3,277
Rockwell Automation, Inc.	61,665	3,262
National Semiconductor Corp.	119,088	3,132
* Marvell Technology Group Ltd.	67,000	3,089
* Computer Sciences Corp.	64,133	3,034
L-3 Communications Holdings, Inc.	37,821	2,991
* SanDisk Corp.	60,858	2,936
* Freescale Semiconductor, Inc. Class A	118,037	2,763
* Network Appliance, Inc.	116,382	2,763
* Micron Technology, Inc.	205,993	2,740
* Intuit, Inc.	59,080	2,647
Flextronics International Ltd.	189,500	2,435
* Altera Corp.	124,760	2,384
* Affiliated Computer Services, Inc. Class A	40,326	2,202
* Cognizant Technology Solutions Corp.	45,454	2,118
Microchip Technology, Inc.	69,757	2,101
Seagate Technology	128,486	2,037
* NCR Corp.	62,852	2,006
Scientific-Atlanta, Inc.	51,202	1,921
Harris Corp.	44,790	1,872
* NVIDIA Corp.	53,883	1,847
* Jabil Circuit, Inc.	57,466	1,777
* Comverse Technology, Inc.	66,701	1,752
* McAfee Inc.	54,542	1,714
Siebel Systems, Inc.	163,794	1,692
* BMC Software, Inc.	74,284	1,567
* Tellabs, Inc.	147,269	1,549
Applera Corp.-Applied Biosystems Group	65,989	1,533
* Cadence Design Systems, Inc.	92,833	1,500
* Avaya Inc.	144,969	1,493
* Citrix Systems, Inc.	56,760	1,427
* NAVTEQ Corp.	27,130	1,355
* MEMC Electronic Materials, Inc.	59,182	1,349
* LSI Logic Corp.	130,246	1,283
* Solectron Corp.	325,747	1,274
* Arrow Electronics, Inc.	39,447	1,237
* Compuware Corp.	129,964	1,235
* Red Hat, Inc.	57,627	1,221
Amphenol Corp.	29,884	1,206
* BEA Systems, Inc.	128,408	1,153
* Mercury Interactive Corp.	28,971	1,147
Intersil Corp.	51,478	1,121
* JDS Uniphase Corp.	504,769	1,121
* QLogic Corp.	31,080	1,063
* Macromedia, Inc.	25,851	1,051
* Ceridian Corp.	49,997	1,037
* International Rectifier Corp.	22,929	1,034
* Avnet, Inc.	41,276	1,009
* Novell, Inc.	127,587	951
* Western Digital Corp.	71,685	927
* Synopsys, Inc.	48,783	922
* Zebra Technologies Corp. Class A	23,106	903
* ADC Telecommunications, Inc.	39,025	892
* Ingram Micro, Inc. Class A	45,562	845
PerkinElmer, Inc.	41,340	842
Symbol Technologies, Inc.	82,274	796
* Sanmina-SCI Corp.	177,322	761
* Unisys Corp.	113,706	755
* Sybase, Inc.	32,218	755
* Integrated Device Technology Inc.	67,916	729
* FLIR Systems, Inc.	23,400	692
ADTRAN Inc.	21,728	684
* Vishay Intertechnology, Inc.	57,163	683
* Hyperion Solutions Corp.	13,735	668
* Cypress Semiconductor Corp.	44,303	667
* Cree, Inc.	25,866	647
* Parametric Technology Corp.	91,071	635
* Agere Systems Inc.	60,531	630
* CACI International, Inc.	10,200	618
* Fairchild Semiconductor International, Inc.	40,486	602
* Trimble Navigation Ltd.	17,850	601
* Akamai Technologies, Inc.	37,537	599
Reynolds & Reynolds Class A	21,378	586
* UNOVA, Inc.	16,524	578
* Emulex Corp.	28,159	569
* MICROS Systems, Inc.	12,700	556
* Avid Technology, Inc.	13,406	555
* TIBCO Software Inc.	65,984	552
* F5 Networks, Inc.	12,583	547
* PMC Sierra Inc.	61,000	537
* 3Com Corp.	131,515	537
* Foundry Networks, Inc.	41,671	529
* Avocent Corp.	16,725	529
Acxiom Corp.	27,667	518
* Microsemi Corp.	19,786	505
* salesforce.com, Inc.	21,500	497
Imation Corp.	11,378	488
* Anteon International Corp.	11,300	483
* Intergraph Corp.	10,574	473
* Sonus Networks, Inc.	80,523	467
National Instruments Corp.	18,728	461
* BearingPoint, Inc.	60,298	458
* Anixter International Inc.	11,042	445
* Ciena Corp.	167,958	443
* Tessera Technologies, Inc.	14,781	442
DRS Technologies, Inc.	8,835	436
* Benchmark Electronics, Inc.	13,972	421
* Palm, Inc.	14,851	421
* Openwave Systems Inc.	23,175	417
* Electronics for Imaging, Inc.	18,160	417
* Websense, Inc.	8,100	415
* Semtech Corp.	24,893	410
* Varian, Inc.	11,831	406
* ANSYS, Inc.	10,500	404
* Silicon Laboratories Inc.	13,292	404
* Digital River, Inc.	11,508	401
* Progress Software Corp.	12,500	397
* Freescale Semiconductor, Inc. Class B	16,627	392
* FileNet Corp.	13,900	388
* Tekelec	18,511	388
* Perot Systems Corp.	27,100	383
* SRA International, Inc.	10,700	380
* Maxtor Corp.	85,542	376
* Skyworks Solutions, Inc.	53,482	375
* Brocade Communications Systems, Inc.	89,727	366
* Rambus Inc.	29,853	361
* RF Micro Devices, Inc.	63,238	357
* Transaction Systems Architects, Inc.	12,500	348
* Informatica Corp.	28,562	343
* CSG Systems International, Inc.	15,749	342
* SiRF Technology Holdings, Inc.	11,066	333
* Internet Security Systems, Inc.	13,532	325
* Wind River Systems Inc.	25,114	325
* Coherent, Inc.	10,599	310
* Macrovision Corp.	16,200	309
* CommScope, Inc.	17,796	309
* Applied Micro Circuits Corp.	102,661	308
* SafeNet, Inc.	8,222	299
* Atmel Corp.	144,047	297
* Digitas Inc.	26,071	296
* MicroStrategy Inc.	4,201	295
* Conexant Systems, Inc.	163,670	293
* Comtech Telecommunications Corp.	6,650	276
* WebEx Communications, Inc.	11,000	270
* Checkpoint Systems, Inc.	11,300	268
* Dendrite International, Inc.	13,200	265
*^ UTStarcom, Inc.	31,756	259
* j2 Global Communications, Inc.	6,404	259
* RSA Security Inc.	20,352	259
* ON Semiconductor Corp.	50,031	259
* Quest Software, Inc.	17,122	258
* Intermagnetics General Corp.	9,148	256
* Micrel, Inc.	22,635	254
AVX Corp.	19,814	252
* Komag, Inc.	7,673	245
* Genesis Microchip Inc.	10,930	240
* RealNetworks, Inc.	41,879	239
* Sycamore Networks, Inc.	63,118	238
* KEMET Corp.	28,263	237
* DSP Group Inc.	9,200	236
* Silicon Image, Inc.	25,871	230
* Aeroflex, Inc.	24,430	229
* Hutchinson Technology, Inc.	8,600	225
* Gartner, Inc. Class A	19,103	223
Black Box Corp.	5,300	222
* NetIQ Corp.	17,952	220
* Trident Microsystems, Inc.	6,850	218
* FormFactor Inc.	9,500	217
* Equinix, Inc.	5,172	215
* OmniVision Technologies, Inc.	16,900	213
* Cirrus Logic, Inc.	27,861	211
* McDATA Corp. Class A	40,266	211
SS&C Technologies, Inc.	5,700	209
* Manhattan Associates, Inc.	9,000	209
* Plexus Corp.	12,204	209
* Micromuse Inc.	25,924	204
* Keane, Inc.	17,700	202
* Mercury Computer Systems, Inc.	7,700	202
* Zoran Corp.	14,122	202
Talx Corp.	6,110	200
* ScanSource, Inc.	4,100	200
* Gateway, Inc.	73,422	198
* Epicor Software Corp.	15,082	196
* Advanced Digital Information Corp.	20,600	194
* Power Integrations, Inc.	8,800	191
* Mentor Graphics Corp.	22,155	191
* ViaSat, Inc.	7,275	187
* Standard Microsystem Corp.	6,100	182
*^ Mindspeed Technologies, Inc.	74,977	181
* SERENA Software, Inc.	9,050	180
* Merge Technologies, Inc.	10,481	179
* Lexar Media, Inc.	27,878	178
*^ Intellisync Corp.	39,600	176
* Newport Corp.	12,260	171
* Verint Systems Inc.	4,100	168
* Extreme Networks, Inc.	37,190	165
* Sapient Corp.	26,313	164
* The TriZetto Group, Inc.	11,612	164
* SigmaTel Inc.	8,100	164
* Witness Systems, Inc.	7,800	163
* NETGEAR, Inc.	6,700	161
* Exar Corp.	11,471	161
* Kopin Corp.	23,000	160
* Lattice Semiconductor Corp.	37,153	159
* RadiSys Corp.	8,178	159
EDO Corp.	5,200	156
* Silicon Storage Technology, Inc.	28,635	154
* Quantum Corp.	49,700	154
* ScanSoft, Inc.	28,483	152
* Amkor Technology, Inc.	34,561	151
Inter-Tel, Inc.	7,200	151
* Ixia	10,250	151
* ManTech International Corp.	5,700	151
Agilysys, Inc.	8,900	150
* TriQuint Semiconductor, Inc.	42,189	149
Park Electrochemical Corp.	5,532	147
* Blue Coat Systems, Inc.	3,367	146
* II-VI, Inc.	8,100	144
*^ Ionatron Inc.	14,181	143
* Adaptec, Inc.	36,526	140
* JDA Software Group, Inc.	9,027	137
* Packeteer, Inc.	10,914	137
* Ciber, Inc.	18,426	137
* Identix, Inc.	29,100	137
Methode Electronics, Inc. Class A	11,849	137
* Synaptics Inc.	7,227	136
* Lawson Software Inc.	19,500	135
* Safeguard Scientifics, Inc.	78,218	135
* Novatel Wireless, Inc.	9,327	135
* Vitesse Semiconductor Corp.	70,715	133
* Secure Computing Corp.	11,700	133
* Echelon Corp.	14,300	132
* American Science & Engineering, Inc.	2,000	131
* Borland Software Corp.	22,440	131
* Harmonic, Inc.	22,388	130
* Actel Corp.	9,000	130
* Chordiant Software, Inc.	44,800	128
* Vignette Corp.	7,969	127
* Verity, Inc.	11,695	124
* Agile Software Corp.	17,296	124
* Ariba, Inc.	21,684	124
*^ Convera Corp.	8,758	123
* OpenTV Corp.	42,912	123
* MRO Software Inc.	7,250	122
* SonicWALL, Inc.	19,156	122
* eCollege.com Inc.	8,100	120
* Sigma Designs, Inc.	10,900	120
Daktronics, Inc.	4,959	119
* Stratasys, Inc.	4,000	119
Bel Fuse, Inc. Class A	4,000	118
* webMethods, Inc.	16,577	117
* SPSS, Inc.	4,860	117
* Entrust, Inc.	20,524	115
* MRV Communications Inc.	53,760	115
* Finisar Corp.	82,755	113
* Tumbleweed Communications Corp.	26,363	112
* Aspen Technologies, Inc.	17,800	111
* NYFIX, Inc.	19,250	111
* PC-Tel, Inc.	11,702	110
* InterVoice, Inc.	12,136	109
* EPIQ Systems, Inc.	4,969	108
* Gerber Scientific, Inc.	13,800	108
* Opsware, Inc.	20,700	107
* Redback Networks Inc.	10,821	107
* Jupitermedia Corp.	6,017	107
* Diodes Inc.	2,900	105
* Concur Technologies, Inc.	8,500	105
* Dot Hill Systems Corp.	15,489	104
* Interwoven Inc.	12,747	104
* Herley Industries Inc.	5,565	104
* Supertex, Inc.	3,456	104
* Iomega Corp.	34,380	103
* Lionbridge Technologies, Inc.	15,291	103
* Zhone Technologies	39,385	103
* Kanbay International Inc.	5,374	101
* Altiris, Inc.	6,600	101
* Integrated Silicon Solution, Inc.	12,000	101
* Sykes Enterprises, Inc.	8,367	100
Cubic Corp.	5,800	99
* Manugistics Group, Inc.	49,534	98
* Covansys Corp.	6,113	98
* AMIS Holdings Inc.	8,185	97
* Captiva Software Corp.	5,400	97
* IXYS Corp.	9,093	96
* Tyler Technologies, Inc.	11,500	95
*^ Altair Nanotechnology	35,500	94
* Excel Technology, Inc.	3,670	94
* Anaren, Inc.	6,685	94
* MIPS Technologies, Inc.	13,746	94
* Stratex Networks, Inc.	36,082	94
* Universal Display Corp.	8,300	93
* Enterasys Networks, Inc.	68,894	92
* Glenayre Technologies, Inc.	25,700	92
* PDF Solutions, Inc.	5,467	91
* Cogent Communications Group, Inc.	18,555	91
* Bioveris Corp.	15,512	90
* Pixelworks, Inc.	13,600	90
* Oplink Communications, Inc.	58,685	89
* 3D Systems Corp.	4,004	89
* MatrixOne, Inc.	16,878	89
* TTM Technologies, Inc.	12,400	89
* Netlogic Microsystems Inc.	4,100	89
* SupportSoft, Inc.	17,268	87
* Magma Design Automation, Inc.	10,600	86
* Bell Microproducts Inc.	8,500	85
* Online Resources Corp.	8,007	85
BEI Technologies, Inc.	2,400	84
* Quovadx, Inc.	27,258	83
* Blackboard Inc.	3,297	82
* PortalPlayer Inc.	3,000	82
* Zomax Inc.	25,462	82
* Neoware Systems, Inc.	4,836	81
* Mechanical Technology Inc.	20,954	81
* OSI Systems Inc.	5,008	79
* iGATE Corp.	21,793	79
* Keynote Systems Inc.	6,016	78
* Amicas, Inc.	14,276	77
* Ditech Communications Corp.	11,300	76
* The Ultimate Software Group, Inc.	4,100	76
* KVH Industries, Inc.	7,735	75
* Applied Digital Solutions, Inc.	26,430	75
*^ Avanex Corp.	76,662	74
* Radiant Systems, Inc.	7,150	74
* Multi-Fineline Electronix, Inc.	2,500	73
* Pericom Semiconductor Corp.	8,250	73
* InPhonic, Inc.	5,300	73
* Broadwing Corp.	14,574	73
* Bottomline Technologies, Inc.	4,700	71
* Stellent Inc.	8,112	70
* Mobility Electronics, Inc.	6,500	69
* Docucorp International, Inc.	10,048	69
*^ Click Commerce, Inc.	3,720	68
* TranSwitch Corp.	39,600	68
*^ Silicon Graphics, Inc.	86,113	67
* Carrier Access Corp.	12,100	67
* PalmSource, Inc.	3,698	67
* Answerthink Consulting Group, Inc.	17,103	67
* FalconStor Software, Inc.	10,958	66
* Fargo Electronics	3,793	66
Integral Systems, Inc.	3,160	65
* Audible, Inc.	5,300	65
* Xanser Corp.	20,797	64
* Ulticom, Inc.	5,749	63
* Open Solutions Inc.	2,900	63
* Viewpoint Corp.	43,897	63
* PLX Technology, Inc.	7,450	62
* InFocus Corp.	18,000	62
* Dynamics Research Corp.	3,850	62
* SI International Inc.	2,000	62
* Digi International, Inc.	5,700	61
* Planar Systems, Inc.	7,423	61
* Phoenix Technologies Ltd.	8,085	61
* Westell Technologies, Inc.	16,700	61
* QuickLogic Corp.	17,008	60
* COMSYS IT Partners Inc.	4,856	59
*^ Transmeta Corp.	41,585	59
* Rimage Corp.	2,200	59
* Innovative Solutions and Support, Inc.	3,750	58
* Computer Horizons Corp.	13,100	58
* Digimarc Corp.	8,500	58
* White Electronic Designs Corp.	11,200	57
* Napster, Inc.	14,231	57
* EMS Technologies, Inc.	3,431	56
* SeaChange International, Inc.	8,782	56
* Aware, Inc.	10,000	56
* Merix Corp.	9,904	55
* Internet Capital Group Inc.	6,234	55
* InterVideo Inc.	5,429	54
* NMS Communications Corp.	14,700	54
* @ Road, Inc.	11,800	54
* SYNNEX Corp.	3,200	54
* ActivCard Corp.	12,400	54
Lowrance Electronics, Inc.	2,061	52
* Monolithic System Technology, Inc.	9,514	52
Syntel, Inc.	2,665	52
* Cray Inc.	56,083	52
* SBS Technologies, Inc.	5,323	51
* BindView Development Corp.	14,600	51
* Ansoft Corp.	1,746	51
* Essex Corp.	2,300	50
* Immersion Corp.	6,959	49
*^ Telkonet, Inc.	12,100	47
* Actuate Software Corp.	18,700	47
* Motive, Inc.	7,339	47
* Cherokee International Corp.	13,269	46
Blackbaud, Inc.	3,241	46
* Ampex Corp. Class A	1,535	46
* Atheros Communications	4,655	45
* TechTeam Global, Inc.	3,750	45
* Embarcadero Technologies, Inc.	6,709	45
*^ 8X8 Inc.	22,050	45
*^ WorldGate Communications, Inc.	17,631	44
* COMARCO, Inc.	5,400	44
* Monolithic Power Systems	5,215	44
* Hifn, Inc.	7,967	44
* Plumtree Software, Inc.	7,964	43
* Art Technology Group, Inc.	41,974	43
* Centillium Communications, Inc.	11,320	43
* ESS Technology, Inc.	12,000	43
* WatchGuard Technologies, Inc.	9,900	42
* Ezenia!, Inc.	16,700	42
* VASCO Data Security International, Inc.	4,400	40
* LCC International, Inc. Class A	15,041	38
* Ramtron International Corp.	12,472	37
* Microtune, Inc.	6,000	37
* Interlink Electronics Inc.	6,840	37
QAD Inc.	4,420	37
* AuthentiDate Holding Corp.	14,539	37
* Captaris Inc.	9,700	36
* Virage Logic Corp.	4,700	36
* Nu Horizons Electronics Corp.	5,022	36
* ANADIGICS, Inc.	10,876	36
* WJ Communications, Inc.	28,816	35
* RightNow Technologies Inc.	2,400	35
* Concurrent Computer Corp.	20,900	35
* Infocrossing, Inc.	3,800	35
* Overland Storage, Inc.	4,244	35
* GTSI Corp.	4,700	35
* MapInfo Corp.	2,800	34
* SimpleTech, Inc.	6,747	33
* OPNET Technologies, Inc.	3,959	33
* Selectica, Inc.	10,200	33
* MetaSolv, Inc.	9,938	32
* Lasercard Corp.	3,556	32
* Tier Technologies, Inc.	3,600	31
* Pomeroy IT Solutions, Inc.	2,700	31
* Interactive Intelligence Inc.	4,861	31
* California Micro Devices Corp.	3,931	30
* Arbinet Holdings, Inc.	4,201	30
* Sirenza Microdevices, Inc.	9,070	29
* Ceva, Inc.	5,634	29
* Lantronix, Inc.	21,000	29
* Mobius Management Systems, Inc.	5,450	29
* ONYX Software Corp.	7,838	28
*^ Endwave Corp.	2,100	27
* Maxwell Technologies, Inc.	1,900	27
* Loudeye Corp.	29,712	26
* La Barge, Inc.	2,000	26
* Net2Phone, Inc.	14,700	26
* VA Software Corp.	17,069	26
* Sumtotal Systems Inc.	5,064	25
* Pegasystems Inc.	4,100	25
* Network Equipment Technologies, Inc.	5,100	24
* ePlus Inc.	1,800	23
* Wave Systems Corp.	24,979	23
Sypris Solutions, Inc.	2,100	23
* Alliance Semiconductor Corp.	7,500	22
* Vitria Technology, Inc.	6,525	22
* Analysts International Corp.	8,178	22
* Performance Technologies, Inc.	2,900	21
* Catapult Communications Corp.	1,121	21
* Computer Task Group, Inc.	5,500	20
* On2 Technologies, Inc.	23,500	20
* Optical Communication Products, Inc.	10,560	20
* Terremark Worldwide, Inc.	4,460	20
* Volterra Semiconductor Corp.	1,500	18
* Micro Linear Corp.	4,600	18
* American Power Technology, Inc.	2,120	18
* Avici Systems Inc.	3,990	18
* Superconductor Technologies Inc.	30,154	18
* LeCroy Corp.	1,200	18
* Centra Software, Inc.	8,604	17
* Verso Technologies, Inc.	43,594	16
* Indus International, Inc.	6,000	16
*^ Zix Corp.	7,900	16
* Leadis Technology Inc.	2,300	16
* Telular Corp.	4,013	16
* SAVVIS Communications Corp.	18,980	15
* Kana Software, Inc.	9,555	15
* Saba Software, Inc.	3,614	14
* Visual Networks, Inc.	10,321	14
* Interland, Inc.	5,020	14
* Network Engines, Inc.	9,800	14
American Software, Inc. Class A	2,500	14
Sunrise Telecom Inc.	6,600	14
* Pemstar Inc.	12,600	14
* The SCO Group, Inc.	3,175	13
* SCM Microsystems, Inc.	4,700	13
REMEC Inc.	8,632	11
*^ IPIX Corp.	3,924	11
* Staktek Holdings Inc.	2,721	10
* Datalink Corp.	2,405	10
* NetScout Systems, Inc.	1,800	10
* MTI Technology Corp.	5,150	10
* Spectrum Control, Inc.	1,300	10
Inforte Corp.	2,284	10
* Qualstar Corp.	2,400	9
* Tripath Technology Inc.	12,397	8
* Technology Solutions Co.	17,750	8
*^ BroadVision, Inc.	9,432	8
* Innovex, Inc.	1,800	8
* Channell Commercial Corp.	800	8
* Cosine Communications, Inc.	2,446	7
* Callidus Software Inc.	1,800	7
* CallWave, Inc.	1,600	6
* Globecomm Systems, Inc.	800	6
* Intraware, Inc.	1,684	6
* BSQUARE Corp.	9,300	6
* Dynabazaar, Inc.	14,640	6
* Evolving Systems, Inc.	2,955	6
* Kintera Inc.	1,700	5
* Network-1 Security Solutions, Inc.	4,400	5
* Moldflow Corp.	300	5
Printronix, Inc.	300	5
* FOCUS Enhancements, Inc.	4,400	5
* GraphOn Corp.	10,000	4
Bel Fuse, Inc. Class B	100	4
* Eagle Broadband, Inc.	20,000	3
* Cobra Electronics Corp.	398	3
* Critical Path, Inc.	7,359	3
* Telecommunication Systems, Inc.	900	2
* Intelli-Check Inc.	500	2
* Research Frontiers, Inc.	500	2
* VIA NET.WORKS, Inc.	14,672	1
* eGain Communications Corp.	1,010	1
* Media 100 Inc.	6,149	-

		624,950

Utilities (4.2%)
Verizon Communications Inc.	926,900	30,300
SBC Communications Inc.	1,109,581	26,597
Sprint Nextel Corp.	940,413	22,363
* Comcast Corp. Class A	647,578	19,026
BellSouth Corp.	613,247	16,128
Exelon Corp.	223,994	11,970
Dominion Resources, Inc.	114,069	9,826
Duke Energy Corp.	310,227	9,049
Southern Co.	249,265	8,914
TXU Corp.	76,293	8,612
Alltel Corp.	115,413	7,514
FPL Group, Inc.	124,764	5,939
FirstEnergy Corp.	110,603	5,765
AT&T Corp.	268,053	5,307
Entergy Corp.	71,068	5,282
Public Service Enterprise Group, Inc.	79,903	5,143
American Electric Power Co., Inc.	128,612	5,106
PG&E Corp.	126,011	4,946
Edison International	103,710	4,903
PPL Corp.	127,200	4,112
Consolidated Edison Inc.	81,550	3,959
Constellation Energy Group, Inc.	59,483	3,664
Progress Energy, Inc.	79,160	3,542
Ameren Corp.	65,576	3,508
* AES Corp.	208,148	3,420
Sempra Energy	72,157	3,396
Kinder Morgan, Inc.	33,249	3,197
Cinergy Corp.	63,157	2,805
DTE Energy Co.	58,541	2,685
Xcel Energy, Inc.	134,923	2,646
Questar Corp.	28,524	2,514
* Cablevision Systems NY Group Class A	74,401	2,282
NiSource, Inc.	90,979	2,206
KeySpan Corp.	58,282	2,144
* Qwest Communications International Inc.	518,758	2,127
MCI Inc.	81,402	2,065
* Southwestern Energy Co.	27,300	2,004
* NII Holdings Inc.	23,609	1,994
* Comcast Corp. Special Class A	64,798	1,865
* Allegheny Energy, Inc.	54,479	1,673
Wisconsin Energy Corp.	39,452	1,575
* NTL Inc.	23,511	1,571
Citizens Communications Co.	113,938	1,544
SCANA Corp.	36,024	1,522
Pepco Holdings, Inc.	63,364	1,474
Pinnacle West Capital Corp.	32,982	1,454
CenterPoint Energy Inc.	93,214	1,386
CenturyTel, Inc.	38,296	1,340
MDU Resources Group, Inc.	35,981	1,283
TECO Energy, Inc.	69,393	1,250
Energy East Corp.	49,294	1,242
Aqua America, Inc.	32,298	1,228
* CMS Energy Corp.	73,376	1,207
DPL Inc.	42,471	1,181
Alliant Energy Corp.	38,963	1,135
ONEOK, Inc.	33,294	1,133
NSTAR	36,098	1,044
Energen Corp.	23,562	1,019
* Nextel Partners, Inc.	39,939	1,002
UGI Corp. Holding Co.	34,600	974
Western Gas Resources, Inc.	18,744	960
AGL Resources Inc.	24,729	918
National Fuel Gas Co.	26,543	908
Northeast Utilities	43,594	870
OGE Energy Corp.	30,280	851
* Southern Union Co.	31,797	819
Puget Energy, Inc.	33,731	792
* Alamosa Holdings, Inc.	45,629	781
Hawaiian Electric Industries Inc.	27,204	758
Atmos Energy Corp.	26,836	758
Great Plains Energy, Inc.	24,962	747
Vectren Corp.	25,504	723
Westar Energy, Inc.	29,184	704
WPS Resources Corp.	12,071	698
Telephone & Data Systems, Inc. - Special Common Shares	17,799	668
* Kinder Morgan Management, LLC	13,269	658
Piedmont Natural Gas, Inc.	26,000	654
Telephone & Data Systems, Inc.	16,767	654
NICOR Inc.	15,034	632
PNM Resources Inc.	22,004	631
* Sierra Pacific Resources	39,758	590
WGL Holdings Inc.	16,324	524
*^ Level 3 Communications, Inc.	223,988	520
Peoples Energy Corp.	12,746	502
Black Hills Corp.	10,415	452
ALLETE, Inc.	9,775	448
Duquesne Light Holdings, Inc.	25,953	447
IDACORP, Inc.	14,100	425
New Jersey Resources Corp.	9,200	423
Cleco Corp.	16,816	397
UniSource Energy Corp.	11,600	386
NorthWestern Corp.	12,083	365
* Cincinnati Bell Inc.	81,940	361
Northwest Natural Gas Co.	9,250	344
Southwest Gas Corp.	11,927	327
* Aquila, Inc.	79,321	314
Avista Corp.	15,866	308
* Price Communications Corp.	17,540	289
* Dobson Communications Corp.	37,401	287
* El Paso Electric Co.	13,621	284
* U.S. Cellular Corp.	5,199	278
* IDT Corp. Class B	21,800	266
Commonwealth Telephone Enterprises, Inc.	6,900	260
South Jersey Industries, Inc.	8,800	256
MGE Energy, Inc.	6,700	245
California Water Service Group	5,913	244
American States Water Co.	7,150	239
CH Energy Group, Inc.	4,900	233
Otter Tail Corp.	7,468	231
UIL Holdings Corp.	4,300	225
* USA Mobility, Inc.	8,100	219
The Laclede Group, Inc.	6,600	214
* Premiere Global Services, Inc.	25,600	209
* UbiquiTel Inc.	22,800	199
Empire District Electric Co.	8,000	183
* Time Warner Telecom Inc.	20,129	157
* Mediacom Communications Corp.	20,480	151
* General Communication, Inc.	14,346	142
Surewest Communications	4,500	129
* Centennial Communications Corp. Class A	8,500	127
SJW Corp.	2,200	106
Iowa Telecommunications Services Inc.	6,271	105
Connecticut Water Services, Inc.	4,263	105
Alaska Communications Systems Holdings, Inc.	8,500	97
Cascade Natural Gas Corp.	4,257	93
* Talk America Holdings, Inc.	8,409	79
Middlesex Water Co.	3,466	78
D&E Communications, Inc.	8,391	76
* Intrado Inc.	4,000	72
Hickory Tech Corp.	7,781	68
EnergySouth, Inc.	2,384	66
North Pittsburgh Systems, Inc.	3,200	65
Central Vermont Public Service Corp.	3,700	65
Green Mountain Power Corp.	1,900	63
Shenandoah Telecommunications Co.	1,280	53
CT Communications, Inc.	3,462	43
Southwest Water Co.	2,950	43
* Suncom Wireless Holdings, Inc. Class A	12,260	42
Maine & Maritimes Corp.	1,900	37
* Semco Energy Inc.	5,500	36
Atlantic Tele-Network, Inc.	874	29
Hector Communications Corp.	983	29
*^ Primus Telecommunications Group, Inc.	23,500	24
Chesapeake Utilities Corp.	500	18
Florida Public Util. Co.	1,050	17
* IDT Corp.	800	10
* Pac-West Telecom, Inc.	8,381	7
* Boston Communications Group, Inc.	5,700	6
* FiberNet Telecom Group, Inc.	1,504	3
RGC Resources, Inc.	99	3
* Trinsic Inc.	1,091	2

		324,986

Other (2.6%)
General Electric Co.	3,550,528	119,546
Tyco International Ltd.	676,700	18,846
3M Co.	245,445	18,006
Honeywell International Inc.	271,471	10,180
* Berkshire Hathaway Inc. Class A	89	7,298
Johnson Controls, Inc.	64,314	3,991
Fortune Brands, Inc.	48,741	3,964
ITT Industries, Inc.	29,441	3,344
Eaton Corp.	48,279	3,068
Textron, Inc.	41,594	2,983
Brunswick Corp.	31,008	1,170
SPX Corp.	25,371	1,166
Hillenbrand Industries, Inc.	18,813	885
Teleflex Inc.	12,239	863
* McDermott International, Inc.	20,600	754
Carlisle Co., Inc.	10,606	674
Walter Industries, Inc.	13,015	637
Trinity Industries, Inc.	15,259	618
Lancaster Colony Corp.	9,451	406
* GenCorp, Inc.	14,700	274
* Berkshire Hathaway Inc. Class B	82	224
Kaman Corp. Class A	6,651	136
Raven Industries, Inc.	4,100	120
* Sequa Corp. Class A	1,530	90
* GP Strategies Corp.	6,100	55
* United Capital Corp.	2,064	48
GenTek, Inc.	3,032	44
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/07	20,900	22

		199,412

TOTAL COMMON STOCKS
(Cost $3,589,299)		4,691,598

	Face Amount ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (26.7%)

U.S. Government Securities (9.5%)
US Treasury Bonds
10.375%, 11/15/2012	4,000	4,498
12.000%, 8/15/2013	9,000	10,884
13.250%, 5/15/2014	2,000	2,602
11.750%, 11/15/2014	2,000	2,563
11.250%, 2/15/2015	550	839
9.875%, 11/15/2015	3,000	4,332
9.250%, 2/15/2016	900	1,259
7.500%, 11/15/2016	14,975	18,953
8.750%, 5/15/2017	18,175	25,178
8.875%, 8/15/2017	18,575	26,037
9.125%, 5/15/2018	600	865
9.000%, 11/15/2018	275	396
8.875%, 2/15/2019	25,325	36,278
8.125%, 8/15/2019	5,780	7,892
8.500%, 2/15/2020	9,205	13,001
8.750%, 5/15/2020	5,025	7,252
8.750%, 8/15/2020	3,675	5,318
7.875%, 2/15/2021	6,700	9,115
8.125%, 5/15/2021	625	870
8.125%, 8/15/2021	11,775	16,422
8.000%, 11/15/2021	1,120	1,551
7.250%, 8/15/2022	600	784
7.625%, 11/15/2022	22,350	30,253
7.125%, 2/15/2023	325	422
6.250%, 8/15/2023	4,775	5,709
6.875%, 8/15/2025	6,100	7,863
6.750%, 8/15/2026	5,660	7,255
6.625%, 2/15/2027	4,695	5,960
6.375%, 8/15/2027	4,140	5,131
5.500%, 8/15/2028	8,150	9,159
5.250%, 11/15/2028	550	600
6.125%, 8/15/2029	5,400	6,575
6.250%, 5/15/2030	1,150	1,428
US Treasury Notes
2.500%, 5/31/2006	850	841
7.000%, 7/15/2006	36,075	36,864
2.375%, 8/15/2006	3,500	3,449
2.500%, 9/30/2006	29,950	29,482
6.500%, 10/15/2006	5,100	5,220
2.875%, 11/30/2006	11,875	11,704
3.000%, 12/31/2006	36,650	36,129
3.125%, 1/31/2007	7,800	7,694
3.750%, 3/31/2007	24,250	24,095
3.625%, 4/30/2007	10,550	10,459
3.125%, 5/15/2007	11,100	10,918
3.500%, 5/31/2007	4,850	4,797
3.625%, 6/30/2007	22,625	22,406
3.875%, 7/31/2007	3,450	3,431
2.750%, 8/15/2007	18,725	18,251
6.125%, 8/15/2007	2,775	2,872
3.375%, 2/15/2008	1,125	1,105
5.625%, 5/15/2008	3,460	3,581
3.125%, 10/15/2008	3,600	3,490
3.375%, 11/15/2008	2,875	2,806
3.375%, 12/15/2008	16,150	15,756
3.250%, 1/15/2009	12,925	12,551
3.000%, 2/15/2009	350	337
2.625%, 3/15/2009	3,500	3,324
3.125%, 4/15/2009	10,600	10,229
3.875%, 5/15/2009	2,100	2,077
4.000%, 6/15/2009	3,400	3,376
3.625%, 7/15/2009	10,425	10,215
3.500%, 8/15/2009	5,675	5,531
6.000%, 8/15/2009	28,310	30,106
3.375%, 10/15/2009	37,450	36,286
3.625%, 1/15/2010	4,600	4,494
6.500%, 2/15/2010	4,300	4,686
4.000%, 3/15/2010	4,725	4,682
4.000%, 4/15/2010	2,525	2,502
3.875%, 5/15/2010	2,875	2,833
3.875%, 7/15/2010	2,525	2,486
4.125%, 8/15/2010	500	498
5.750%, 8/15/2010	425	453
5.000%, 8/15/2011	1,290	1,340
4.875%, 2/15/2012	850	878
3.875%, 2/15/2013	14,150	13,787
4.250%, 8/15/2013	35,750	35,627
4.250%, 11/15/2013	20,100	20,018
4.750%, 5/15/2014	1,250	1,288

		742,198

Agency Bonds and Notes (4.2%)
Arab Republic of Egypt (U.S. Government Guaranteed)
4.450%, 9/15/2015	1,400	1,379
† Federal Farm Credit Bank
3.250%, 6/15/2007	4,300	4,221
3.000%, 12/17/2007	925	898
3.375%, 7/15/2008	900	875
3.750%, 1/15/2009	1,275	1,247
4.125%, 4/15/2009	700	692
† Federal Home Loan Bank
2.625%, 10/16/2006	5,000	4,914
4.875%, 11/15/2006	1,150	1,156
4.250%, 4/16/2007	9,950	9,931
6.500%, 8/15/2007	3,500	3,631
4.125%, 10/19/2007	900	895
3.625%, 1/15/2008	25,000	24,576
5.800%, 9/2/2008	1,500	1,555
5.865%, 9/2/2008	1,300	1,350
3.625%, 11/14/2008	2,500	2,441
7.625%, 5/14/2010	8,800	9,931
5.750%, 5/15/2012	7,675	8,171
5.250%, 6/18/2014	6,500	6,787
† Federal Home Loan Mortgage Corp.
2.750%, 10/15/2006	11,500	11,318
4.875%, 3/15/2007	15,000	15,105
5.750%, 4/15/2008	6,500	6,711
5.750%, 3/15/2009	14,000	14,566
6.625%, 9/15/2009	8,150	8,762
7.000%, 3/15/2010	4,000	4,395
4.125%, 7/12/2010	10,025	9,975
6.875%, 9/15/2010	865	953
5.875%, 3/21/2011	2,000	2,108
6.000%, 6/15/2011	2,750	2,947
5.125%, 7/15/2012	15,400	15,851
4.500%, 1/15/2013	3,000	2,982
4.000%, 6/12/2013	2,625	2,507
4.500%, 7/15/2013	2,000	1,986
5.000%, 7/15/2014	3,500	3,593
6.750%, 9/15/2029	2,000	2,502
6.750%, 3/15/2031	500	632
† Federal National Mortgage Assn
2.625%, 11/15/2006	5,500	5,397
5.000%, 1/15/2007	9,500	9,574
3.625%, 3/15/2007	1,000	989
7.125%, 3/15/2007	2,000	2,076
5.250%, 4/15/2007	5,000	5,064
6.625%, 10/15/2007	21,500	22,428
5.750%, 2/15/2008	3,250	3,347
6.000%, 5/15/2008	8,000	8,306
5.250%, 1/15/2009	1,500	1,536
7.250%, 1/15/2010	6,720	7,428
6.625%, 11/15/2010	1,650	1,804
6.250%, 2/1/2011	1,425	1,525
6.000%, 5/15/2011	7,300	7,809
5.375%, 11/15/2011	4,925	5,133
6.125%, 3/15/2012	12,950	14,037
4.625%, 5/1/2013	700	688
4.625%, 10/15/2013	7,250	7,253
5.125%, 1/2/2014	975	991
5.000%, 4/15/2015	1,950	2,002
7.125%, 1/15/2030	2,550	3,329
7.250%, 5/15/2030	3,450	4,566
6.625%, 11/15/2030	1,850	2,293
Private Export Funding Corp. (U.S. Government Guaranteed)
7.200%, 1/15/2010	6,900	7,613
State of Israel (U.S. Government Guaranteed)
5.500%, 9/18/2023	500	539
5.500%, 12/4/2023	375	405
5.500%, 4/26/2024	300	323
† Tennessee Valley Auth
5.375%, 11/13/2008	2,400	2,464
7.125%, 5/1/2030	4,000	5,222

		325,684

Mortgage-Backed Securities (13.0%)
+ Federal Home Loan Mortgage Corp.
(2)4.000%, 3/1/2008-9/1/2020	22,226	21,518
(2)4.500%, 1/1/2008-10/1/2035	60,949	59,539
(2)5.000%, 12/1/2007-10/1/2035	127,491	125,676
(2)5.500%, 4/1/2007-9/1/2035	106,440	106,718
(2)6.000%, 3/1/2006-10/1/2035	46,242	47,163
(2)6.500%, 2/1/2008-10/1/2035	20,282	20,882
(2)7.000%, 12/1/2006-11/1/2033	6,245	6,521
(2)7.500%, 1/1/2007-1/1/2032	1,464	1,549
(2)8.000%, 12/1/2007-10/1/2031	1,231	1,311
(2)8.500%, 11/1/2007-5/1/2030	182	195
(2)9.000%, 10/1/2021-4/1/2030	124	134
(2)9.500%, 4/1/2016-4/1/2025	51	57
(2)10.000%, 3/1/2017-4/1/2025	23	26
+ Federal National Mortgage Assn
(2)4.000%, 9/1/2010-6/1/2019	10,372	10,030
(2)4.500%, 7/1/2011-6/1/2035	60,528	58,988
(2)5.000%, 9/1/2009-8/1/2035	157,121	154,695
(2)5.500%, 11/1/2008-10/1/2035	163,965	164,303
(2)6.000%, 10/1/2008-6/1/2035	61,722	62,886
(2)6.500%, 8/1/2008-8/1/2034	30,948	31,886
(2)7.000%, 10/1/2007-4/1/2035	12,156	12,714
(2)7.500%, 8/1/2007-12/1/2032	3,392	3,585
(2)8.000%, 7/1/2007-1/1/2031	497	530
(2)8.500%, 11/1/2009-9/1/2030	273	293
(2)9.000%, 7/1/2007-8/1/2026	64	69
(2)9.500%, 5/1/2016-2/1/2025	22	24
(2)10.000%, 1/1/2020-8/1/2021	4	5
(2)10.500%, 8/1/2020	3	3
Government National Mortgage Assn
(2)4.500%, 8/15/2018-7/15/2035	4,487	4,187
(2)5.000%, 3/15/2018-10/1/2035	25,914	25,729
(2)5.500%, 3/15/2015-10/1/2035	41,655	42,088
(2)6.000%, 3/15/2009-10/1/2035	23,056	23,635
(2)6.500%, 9/15/2008-8/15/2034	11,176	11,625
(2)7.000%, 5/15/2008-8/15/2032	6,456	6,789
(2)7.500%, 5/15/2008-3/15/2032	1,832	1,942
(2)8.000%, 9/15/2009-3/15/2032	1,176	1,261
(2)8.500%, 3/15/2017-7/15/2030	206	220
(2)9.000%, 6/15/2016-2/15/2030	172	187
(2)9.500%, 9/15/2018-1/15/2025	44	47
(2)10.000%, 10/15/2017-12/15/2020	8	8
(2)10.500%, 9/15/2019	4	4
(2)11.000%, 12/15/2015	2	2

		1,009,024

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,070,684)		2,076,906

CORPORATE BONDS (10.8%)

Asset-Backed/Commercial
Mortgage-Backed Securities (2.6%)
American Express Credit Account Master Trust
(2) (4) 3.898%, 9/15/2008	13,200	13,209
(2) (4) 3.908%, 11/17/2008	12,000	12,008
BA Master Credit Card Trust
(2) (4) 3.888%, 6/15/2008	1,800	1,801
Bank One Issuance Trust
(2) (4) 3.878%, 1/15/2010	710	712
Bear Stearns Commercial Mortgage Securities, Inc.
(2) 5.610%, 11/15/2033	4,000	4,139
California Infrastructure & Economic Development Bank Special Purpose Trust
(2) 6.310%, 9/25/2008	1,667	1,686
(2) 6.420%, 9/25/2008	3,228	3,264
Capital One Master Trust
(2) (4) 3.908%, 1/15/2009	3,000	3,002
(2) 5.300%, 6/15/2009	2,050	2,066
Chase Credit Card Master Trust
(2) (4) 3.828%, 3/17/2008	5,000	5,000
(2) (4) 3.908%, 6/16/2008	12,000	12,008
Citibank Credit Card Issuance Trust
(2) 2.500%, 4/7/2008	5,000	4,957
(2) 5.650%, 6/16/2008	1,500	1,513
(2) 5.875%, 3/10/2011	2,000	2,080
Citibank Omni-S Master Trust
(2) (4) 4.018%, 9/16/2010	6,500	6,517
Citicorp Lease Pass-Through Trust
(1) (2) 8.040%, 12/15/2019	1,700	2,093
Commercial Mortgage Lease-Backed Certificate
(1) (2) 6.746%, 6/20/2031	580	621
Countrywide Home Loans
(2) 4.078%, 5/25/2033	1,244	1,227
DaimlerChrysler Master Owner Trust
(2) (4) 3.793%, 1/15/2009	7,000	7,004
Discover Card Master Trust I
(2) (4) 3.918%, 9/15/2008	14,000	14,006
First USA Credit Card Master Trust
(2) (4) 3.939%, 9/19/2008	11,000	11,005
First Union National Bank Commercial Mortgage Trust
(2) 6.223%, 12/12/2033	350	374
Ford Credit Auto Owner Trust
(2) 4.300%, 8/15/2009	1,725	1,717
Ford Credit Floor Plan Master Owner Trust
(2) (4) 3.908%, 7/15/2008	8,000	8,008
Gracechurch Card Funding PLC
(2) (4) 3.818%, 8/15/2008	9,500	9,505
(2) (4) 3.798%, 2/17/2009	8,745	8,753
Harley-Davidson Motorcycle Trust
(2) 4.500%, 1/15/2010	551	551
Honda Auto Receivables Owner Trust
(2) 2.910%, 10/20/2008	1,500	1,474
Household Credit Card Master Note Trust I
(2) (4) 3.898%, 7/15/2008	10,000	10,000
Household Private Label Credit Card Master Trust
(2) (4) 4.038%, 9/15/2009	5,000	5,001
MBNA Credit Card Master Note Trust
(2) (4) 3.818%, 8/15/2008	16,545	16,547
(2) 4.950%, 6/15/2009	1,700	1,711
(2) 4.300%, 2/15/2011	4,550	4,525
MBNA Master Credit Card Trust
(2) (4) 4.028%, 8/15/2008	9,000	9,011
(2) 7.000%, 2/15/2012	1,800	1,960
Nissan Auto Receivables Owner Trust
(2) 4.190%, 7/15/2009	5,650	5,613
PG&E Energy Recovery Funding LLC
(2) 4.140%, 9/25/2012	825	811
PP&L Transition Bond Co. LLC
(2) 6.960%, 12/26/2007	1,025	1,033
PSE&G Transition Funding LLC
(2) 6.890%, 12/15/2017	2,000	2,296
Salomon Brothers Mortgage Securities VII
(2) 4.132%, 9/25/2033	2,564	2,524
Toyota Auto Receivables Owner Trust
(2) 2.650%, 11/15/2006	22	22
World Omni Auto Receivables Trust
(2) 3.540%, 6/12/2009	3,100	3,061

		204,415

Finance (3.3%)
Banking (1.6%)
ABN AMRO Bank NV
7.125%, 6/18/2007	2,150	2,238
Abbey National PLC
7.950%, 10/26/2029	1,275	1,660
AmSouth Bank NA
5.200%, 4/1/2015	650	653
BB&T Corp.
6.500%, 8/1/2011	375	406
4.750%, 10/1/2012	300	298
5.200%, 12/23/2015	475	479
5.250%, 11/1/2019	400	401
BSCH Issuances Ltd.
7.625%, 9/14/2010	400	449
Bank One Corp.
4.125%, 9/1/2007	1,700	1,684
6.000%, 2/17/2009	1,000	1,036
7.875%, 8/1/2010	375	422
5.900%, 11/15/2011	350	367
5.250%, 1/30/2013	575	578
Bank of America Corp.
4.250%, 10/1/2010	250	245
4.375%, 12/1/2010	4,000	3,922
7.400%, 1/15/2011	950	1,061
4.750%, 8/15/2013	1,000	987
5.375%, 6/15/2014	475	489
4.750%, 8/1/2015	1,525	1,493
5.250%, 12/1/2015	200	203
5.625%, 3/8/2035	350	343
Bank of New York Co., Inc.
3.750%, 2/15/2008	550	538
4.950%, 3/15/2015	800	793
Bank of Tokyo-Mitsubishi
8.400%, 4/15/2010	500	570
BankBoston NA
6.375%, 4/15/2008	1,000	1,042
Barclays Bank PLC
6.278%, 12/29/2049	350	350
Citicorp Capital II
8.015%, 2/15/2027	1,050	1,130
Citigroup, Inc.
6.500%, 2/15/2008	3,300	3,444
4.250%, 7/29/2009	775	764
4.125%, 2/22/2010	1,350	1,319
4.625%, 8/3/2010	2,000	1,987
6.500%, 1/18/2011	400	431
6.000%, 2/21/2012	400	425
5.000%, 9/15/2014	375	375
4.875%, 5/7/2015	200	196
6.625%, 6/15/2032	1,050	1,203
5.875%, 2/22/2033	725	756
6.000%, 10/31/2033	300	318
5.850%, 12/11/2034	50	53
Credit Suisse First Boston USA, Inc.
5.750%, 4/15/2007	475	484
3.875%, 1/15/2009	3,750	3,662
4.700%, 6/1/2009	400	399
4.875%, 8/15/2010	1,475	1,477
6.125%, 11/15/2011	250	266
6.500%, 1/15/2012	1,600	1,734
4.875%, 1/15/2015	725	712
5.125%, 8/15/2015	350	348
7.125%, 7/15/2032	200	242
Deutsche Bank Financial LLC
5.375%, 3/2/2015	550	565
Fifth Third Bank
3.375%, 8/15/2008	1,200	1,159
4.200%, 2/23/2010	550	541
4.750%, 2/1/2015	325	317
First Tennessee Bank
5.050%, 1/15/2015	200	197
FirstStar Bank
7.125%, 12/1/2009	750	817
Fleet Boston Financial Corp.
4.875%, 12/1/2006	1,225	1,231
Fleet Capital Trust II
7.920%, 12/11/2026	500	535
Fleet Financial Group, Inc.
6.875%, 1/15/2028	600	703
Golden West Financial Corp.
4.125%, 8/15/2007	700	693
HSBC Bank USA
5.875%, 11/1/2034	300	310
5.625%, 8/15/2035	900	894
HSBC Holdings PLC
7.500%, 7/15/2009	500	547
5.250%, 12/12/2012	1,500	1,533
7.625%, 5/17/2032	400	505
7.350%, 11/27/2032	400	491
JPM Capital Trust II
7.950%, 2/1/2027	200	214
JPMorgan Capital Trust
5.875%, 3/15/2035	575	564
JPMorgan Chase & Co.
5.500%, 3/26/2007	500	507
5.250%, 5/30/2007	2,100	2,125
4.000%, 2/1/2008	415	409
3.625%, 5/1/2008	410	400
3.500%, 3/15/2009	625	601
3.800%, 10/2/2009	1,350	1,306
4.500%, 1/15/2012	675	663
6.625%, 3/15/2012	375	408
5.750%, 1/2/2013	350	366
4.875%, 3/15/2014	425	418
5.125%, 9/15/2014	575	576
4.750%, 3/1/2015	250	242
5.150%, 10/1/2015	1,150	1,148
5.850%, 8/1/2035	850	828
Key Bank NA
5.000%, 7/17/2007	200	201
4.412%, 3/18/2008	650	645
4.950%, 9/15/2015	725	712
Marshall & Ilsley Bank
4.125%, 9/4/2007	975	967
4.375%, 8/1/2009	75	74
4.850%, 6/16/2015	375	367
Mellon Capital II
7.995%, 1/15/2027	1,250	1,343
Mellon Funding Corp.
5.000%, 12/1/2014	250	250
NB Capital Trust IV
8.250%, 4/15/2027	1,000	1,083
National City Bank
4.875%, 7/20/2007	900	905
National City Corp.
3.200%, 4/1/2008	1,500	1,447
North Fork Bancorp
5.875%, 8/15/2012	600	633
PNC Bank NA
4.875%, 9/21/2017	1,225	1,193
PNC Funding Corp.
5.250%, 11/15/2015	250	253
Popular North America, Inc.
4.250%, 4/1/2008	400	397
Regions Financial Corp.
4.500%, 8/8/2008	400	398
7.000%, 3/1/2011	750	825
Republic New York Corp.
7.750%, 5/15/2009	300	332
Royal Bank of Canada
4.125%, 1/26/2010	1,000	980
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	250	252
5.050%, 1/8/2015	975	977
(4)7.648%, 8/29/2049	1,525	1,826
Sanwa Bank Ltd.
8.350%, 7/15/2009	750	836
7.400%, 6/15/2011	1,025	1,140
Southtrust Corp.
5.800%, 6/15/2014	300	315
Sovereign Bancorp, Inc.
(1)4.800%, 9/1/2010	575	569
Sumitomo Bank International Finance NV
8.500%, 6/15/2009	800	896
Sumitomo Mitsui Banking Corp.
8.000%, 6/15/2012	725	845
SunTrust Banks, Inc.
5.050%, 7/1/2007	1,500	1,512
6.375%, 4/1/2011	500	538
5.450%, 12/1/2017	100	102
Swiss Bank Corp.
7.000%, 10/15/2015	750	863
Synovus Financial Corp.
5.125%, 6/15/2017	500	487
The Chase Manhattan Corp.
7.125%, 2/1/2007	750	774
UFJ Finance Aruba AEC
6.750%, 7/15/2013	350	384
US Bank NA
2.850%, 11/15/2006	200	196
3.700%, 8/1/2007	1,200	1,182
6.500%, 2/1/2008	1,500	1,562
4.400%, 8/15/2008	350	348
6.375%, 8/1/2011	250	271
6.300%, 2/4/2014	250	273
4.950%, 10/30/2014	350	350
Union Planters Corp.
7.750%, 3/1/2011	1,000	1,135
UnionBanCal Corp.
5.250%, 12/16/2013	150	150
Wachovia Bank NA
4.375%, 8/15/2008	125	124
4.875%, 2/1/2015	1,030	1,015
Wachovia Corp.
4.950%, 11/1/2006	1,750	1,755
3.500%, 8/15/2008	1,000	972
3.625%, 2/17/2009	850	825
4.375%, 6/1/2010	650	640
7.800%, 8/18/2010	150	169
5.250%, 8/1/2014	170	173
(1)8.000%, 12/15/2026	1,200	1,285
7.500%, 4/15/2035	150	190
5.500%, 8/1/2035	200	195
Wachovia Corp.
6.550%, 10/15/2035	100	112
Washington Mutual Bank
6.875%, 6/15/2011	2,050	2,243
5.650%, 8/15/2014	775	798
5.125%, 1/15/2015	250	248
Washington Mutual, Inc.
5.250%, 9/15/2017	250	245
5.000%, 3/22/2012	800	798
Wells Fargo & Co.
5.250%, 12/1/2007	4,100	4,165
4.125%, 3/10/2008	1,250	1,235
3.125%, 4/1/2009	1,250	1,192
4.200%, 1/15/2010	1,150	1,129
4.950%, 10/16/2013	800	802
4.750%, 2/9/2015	450	441
5.375%, 2/7/2035	250	247
World Savings Bank, FSB
4.125%, 3/10/2008	1,050	1,039
4.125%, 12/15/2009	500	489
Zions Bancorp
6.000%, 9/15/2015	200	213
Brokerage (0.5%)
Bear Stearns Co., Inc.
7.800%, 8/15/2007	1,450	1,533
4.000%, 1/31/2008	700	691
4.550%, 6/23/2010	400	395
5.700%, 11/15/2014	750	781
4.650%, 7/2/2018	500	472
Goldman Sachs Group, Inc.
4.125%, 1/15/2008	300	297
3.875%, 1/15/2009	425	415
6.650%, 5/15/2009	400	426
4.500%, 6/15/2010	1,400	1,379
6.600%, 1/15/2012	450	488
5.700%, 9/1/2012	975	1,014
5.250%, 4/1/2013	1,750	1,769
4.750%, 7/15/2013	150	147
5.250%, 10/15/2013	650	656
5.150%, 1/15/2014	600	598
5.000%, 10/1/2014	1,875	1,849
5.500%, 11/15/2014	150	153
5.125%, 1/15/2015	150	150
6.125%, 2/15/2033	875	911
6.345%, 2/15/2034	1,125	1,170
Lehman Brothers Holdings, Inc.
4.000%, 1/22/2008	1,625	1,606
7.000%, 2/1/2008	1,500	1,577
3.500%, 8/7/2008	300	291
3.600%, 3/13/2009	500	484
4.250%, 1/27/2010	325	319
4.375%, 11/30/2010	100	98
6.625%, 1/18/2012	600	654
4.800%, 3/13/2014	1,275	1,256
Merrill Lynch & Co., Inc.
5.360%, 2/1/2007	150	152
3.375%, 9/14/2007	925	905
4.000%, 11/15/2007	1,350	1,334
3.700%, 4/21/2008	200	196
3.125%, 7/15/2008	200	193
4.125%, 1/15/2009	625	613
6.000%, 2/17/2009	1,150	1,199
4.125%, 9/10/2009	100	98
4.250%, 2/8/2010	650	637
4.790%, 8/4/2010	575	574
5.000%, 2/3/2014	750	749
5.450%, 7/15/2014	25	26
5.000%, 1/15/2015	1,150	1,144
Morgan Stanley Dean Witter
6.875%, 3/1/2007	750	774
5.800%, 4/1/2007	1,550	1,578
3.625%, 4/1/2008	1,000	977
Morgan Stanley Dean Witter
3.875%, 1/15/2009	1,150	1,122
6.750%, 4/15/2011	750	814
6.600%, 4/1/2012	1,500	1,629
4.750%, 4/1/2014	2,000	1,935
7.250%, 4/1/2032	475	569
Finance Companies (0.7%)
American Express Centurion Bank
4.375%, 7/30/2009	75	74
American Express Co.
3.750%, 11/20/2007	525	517
American Express Credit Corp.
3.000%, 5/16/2008	1,000	961
American General Finance Corp.
5.750%, 3/15/2007	1,000	1,014
3.875%, 10/1/2009	400	387
4.875%, 5/15/2010	975	973
4.875%, 7/15/2012	150	148
5.375%, 10/1/2012	300	305
CIT Group Co. of Canada
(1)4.650%, 7/1/2010	300	295
(1)5.200%, 6/1/2015	850	837
CIT Group, Inc.
7.375%, 4/2/2007	800	832
3.650%, 11/23/2007	125	122
4.000%, 5/8/2008	650	639
4.750%, 8/15/2008	250	250
4.125%, 11/3/2009	250	244
4.250%, 2/1/2010	400	391
4.750%, 12/15/2010	550	547
7.750%, 4/2/2012	425	487
5.125%, 9/30/2014	200	199
5.000%, 2/1/2015	400	393
Capital One Bank
4.875%, 5/15/2008	500	502
4.250%, 12/1/2008	375	369
4.800%, 2/21/2012	50	49
5.125%, 2/15/2014	850	845
5.500%, 6/1/2015	225	227
5.250%, 2/21/2017	50	48
Countrywide Home Loan
5.500%, 2/1/2007	1,950	1,970
2.875%, 2/15/2007	500	488
3.250%, 5/21/2008	1,125	1,083
4.125%, 9/15/2009	425	413
4.000%, 3/22/2011	125	119
General Electric Capital Corp.
2.800%, 1/15/2007	3,000	2,938
5.000%, 2/15/2007	100	101
5.375%, 3/15/2007	1,550	1,569
5.000%, 6/15/2007	850	857
4.250%, 1/15/2008	375	373
4.125%, 3/4/2008	825	818
3.500%, 5/1/2008	1,900	1,853
3.600%, 10/15/2008	600	583
3.250%, 6/15/2009	600	572
4.625%, 9/15/2009	1,450	1,446
6.125%, 2/22/2011	2,175	2,315
4.375%, 11/21/2011	250	244
4.250%, 6/15/2012	550	532
4.750%, 9/15/2014	900	889
4.875%, 3/4/2015	100	100
6.750%, 3/15/2032	3,175	3,735
HSBC Finance Corp.
4.125%, 3/11/2008	300	295
4.125%, 11/16/2009	725	706
4.625%, 9/15/2010	250	247
6.750%, 5/15/2011	575	623
5.250%, 4/15/2015	225	225
5.000%, 6/30/2015	325	319
Household Finance Corp.
5.750%, 1/30/2007	2,325	2,360
4.625%, 1/15/2008	750	750
6.400%, 6/17/2008	3,075	3,208
4.125%, 12/15/2008	100	98
6.375%, 10/15/2011	1,450	1,549
International Lease Finance Corp.
3.125%, 5/3/2007	100	98
5.625%, 6/1/2007	575	584
4.500%, 5/1/2008	750	744
4.875%, 9/1/2010	1,000	997
5.000%, 9/15/2012	1,425	1,414
MBNA America Bank NA
5.375%, 1/15/2008	1,250	1,269
4.625%, 8/3/2009	250	249
MBNA Corp.
6.125%, 3/1/2013	500	535
5.000%, 6/15/2015	200	197
Residential Capital Corp.
(1)6.375%, 6/30/2010	925	936
(1)6.875%, 6/30/2015	175	182
SLM Corp.
5.625%, 4/10/2007	625	635
3.625%, 3/17/2008	2,500	2,443
4.000%, 1/15/2009	250	244
4.500%, 7/26/2010	150	148
5.375%, 1/15/2013	500	516
5.625%, 8/1/2033	700	728
iStar Financial Inc.
5.150%, 3/1/2012	1,100	1,077
Insurance (0.3%)
ACE Ltd.
6.000%, 4/1/2007	700	713
AEGON NV
4.750%, 6/1/2013	775	761
AXA SA
8.600%, 12/15/2030	1,125	1,481
Aetna, Inc.
6.970%, 8/15/2036	100	118
Allstate Corp.
5.375%, 12/1/2006	500	505
7.200%, 12/1/2009	1,425	1,551
5.000%, 8/15/2014	75	74
6.125%, 12/15/2032	250	260
5.550%, 5/9/2035	600	577
American General Capital II
8.500%, 7/1/2030	700	939
American International Group, Inc.
(4)2.875%, 5/15/2008	275	263
(1)4.700%, 10/1/2010	200	199
(1)5.050%, 10/1/2015	400	398
Aon Capital Trust
8.205%, 1/1/2027	100	115
Arch Capital Group Ltd.
7.350%, 5/1/2034	375	402
Aspen Insurance Holdings Ltd.
6.000%, 8/15/2014	300	298
Assurant, Inc.
5.625%, 2/15/2014	200	204
6.750%, 2/15/2034	200	215
Axis Capital Holdings
5.750%, 12/1/2014	275	274
CNA Financial Corp.
5.850%, 12/15/2014	450	447
Cincinnati Financial Corp.
6.125%, 11/1/2034	325	336
Commerce Group, Inc.
5.950%, 12/9/2013	175	178
Fund American Cos., Inc.
5.875%, 5/15/2013	150	149
GE Global Insurance Holdings Corp.
6.450%, 3/1/2019	500	513
7.000%, 2/15/2026	175	180
7.750%, 6/15/2030	300	335
Genworth Financial, Inc.
4.750%, 6/15/2009	300	300
5.750%, 6/15/2014	225	235
4.950%, 10/1/2015	125	123
6.500%, 6/15/2034	375	417
Hartford Financial Services Group, Inc.
4.625%, 7/15/2013	400	389
Hartford Life, Inc.
7.375%, 3/1/2031	600	731
ING USA Global
4.500%, 10/1/2010	1,050	1,035
Lincoln National Corp.
6.200%, 12/15/2011	550	586
Loews Corp.
6.000%, 2/1/2035	200	190
Marsh & McLennan Cos., Inc.
6.250%, 3/15/2012	275	283
5.750%, 9/15/2015	25	25
5.875%, 8/1/2033	600	548
MetLife, Inc.
5.250%, 12/1/2006	1,150	1,159
5.500%, 6/15/2014	75	77
5.000%, 6/15/2015	450	445
6.375%, 6/15/2034	625	679
5.700%, 6/15/2035	475	471
Nationwide Life Global Funding
(1)5.350%, 2/15/2007	700	707
Principal Life Inc. Funding
5.100%, 4/15/2014	475	477
Protective Life Secured Trust
3.700%, 11/24/2008	650	631
4.850%, 8/16/2010	125	125
Prudential Financial, Inc.
4.500%, 7/15/2013	450	434
4.750%, 4/1/2014	250	244
5.100%, 9/20/2014	275	275
5.750%, 7/15/2033	200	200
5.400%, 6/13/2035	400	381
Safeco Corp.
4.875%, 2/1/2010	1,250	1,247
St. Paul Cos., Inc.
5.750%, 3/15/2007	200	203
Travelers Property Casualty Corp.
3.750%, 3/15/2008	275	268
Willis Group Holdings Ltd.
5.625%, 7/15/2015	425	422
XL Capital Ltd.
5.250%, 9/15/2014	350	340
6.375%, 11/15/2024	350	352
Real Estate Investment Trusts (0.2%)
Archstone-Smith Trust
5.250%, 5/1/2015	425	424
Boston Properties, Inc.
6.250%, 1/15/2013	500	532
5.625%, 4/15/2015	275	282
Brandywine Realty Trust
4.500%, 11/1/2009	425	414
5.400%, 11/1/2014	525	517
Colonial Realty LP
5.500%, 10/1/2015	250	247
EOP Operating LP
7.750%, 11/15/2007	750	794
6.750%, 2/15/2008	325	338
4.650%, 10/1/2010	1,250	1,231
7.000%, 7/15/2011	150	164
6.750%, 2/15/2012	450	487
4.750%, 3/15/2014	450	433
ERP Operating LP
6.625%, 3/15/2012	1,000	1,082
5.125%, 3/15/2016	200	198
HRPT Properties Trust
6.250%, 8/15/2016	700	740
Health Care Property Investment, Inc.
6.450%, 6/25/2012	800	847
Health Care REIT, Inc.
6.000%, 11/15/2013	500	506
Hospitality Properties
5.125%, 2/15/2015	250	241
Liberty Property LP
5.125%, 3/2/2015	425	416
ProLogis
5.500%, 3/1/2013	175	179
Regency Centers LP
6.750%, 1/15/2012	450	485
(1)5.250%, 8/1/2015	600	590
Simon Property Group Inc.
6.375%, 11/15/2007	725	748
3.750%, 1/30/2009	200	193
4.875%, 8/15/2010	1,000	996
5.100%, 6/15/2015	500	488
Other (0.0%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/2007	175	172
3.375%, 10/15/2008	250	242
4.125%, 1/15/2010	675	661
4.200%, 12/15/2010	400	391
4.750%, 5/15/2012	350	349
4.625%, 10/15/2013	175	172
5.100%, 7/15/2014	50	50
4.850%, 1/15/2015	700	692
J. Paul Getty Trust
5.875%, 10/1/2033	250	263

		258,646

Industrial (4.1%)
Basic Industry (0.3%)
Alcan, Inc.
4.875%, 9/15/2012	150	149
4.500%, 5/15/2013	125	120
5.000%, 6/1/2015	500	493
7.250%, 3/15/2031	250	301
Alcoa, Inc.
4.250%, 8/15/2007	1,400	1,393
Aluminum Co. of America
6.750%, 1/15/2028	500	582
BHP Finance USA Ltd.
8.500%, 12/1/2012	500	609
Barrick Gold Finance Inc.
4.875%, 11/15/2014	825	810
Celulosa Arauco Constitution SA
8.625%, 8/15/2010	250	286
(1)5.625%, 4/20/2015	775	769
Dow Chemical Co.
7.375%, 11/1/2029	725	884
E.I. du Pont de Nemours & Co.
6.875%, 10/15/2009	125	135
4.125%, 4/30/2010	1,025	1,002
6.500%, 1/15/2028	500	584
Falconbridge Ltd.
7.350%, 6/5/2012	375	414
ICI Wilmington
4.375%, 12/1/2008	375	366
Inco Ltd.
5.700%, 10/15/2015	250	255
7.200%, 9/15/2032	100	118
International Paper Co.
4.250%, 1/15/2009	375	366
(4)5.850%, 10/30/2012	575	592
6.750%, 9/1/2011	735	791
5.300%, 4/1/2015	200	196
Lubrizol Corp.
5.500%, 10/1/2014	300	301
MeadWestvaco Corp.
6.850%, 4/1/2012	825	895
Newmont Mining
5.875%, 4/1/2035	325	319
Noranda, Inc.
7.250%, 7/15/2012	250	275
6.000%, 10/15/2015	500	508
5.500%, 6/15/2017	250	243
Placer Dome, Inc.
6.450%, 10/15/2035	375	395
Potash Corp. of Saskatchewan
7.750%, 5/31/2011	1,000	1,138
Praxair, Inc.
6.900%, 11/1/2006	350	358
3.950%, 6/1/2013	750	706
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	1,000	944
Rohm & Haas Co.
7.850%, 7/15/2029	600	783
Teck Cominco Ltd.
6.125%, 10/1/2035	700	686
Vale Overseas Ltd.
8.250%, 1/17/2034	300	339
WMC Finance USA
5.125%, 5/15/2013	1,000	1,016
Weyerhaeuser Co.
6.125%, 3/15/2007	286	292
5.950%, 11/1/2008	846	871
6.750%, 3/15/2012	1,350	1,457
7.375%, 3/15/2032	100	113
Capital Goods (0.5%)
BAE Systems
(1)(2)7.156%, 12/15/2011	422	450
Bemis Co. Inc.
4.875%, 4/1/2012	700	690
Boeing Capital Corp.
5.750%, 2/15/2007	2,000	2,031
6.500%, 2/15/2012	200	218
CRH America Inc.
6.950%, 3/15/2012	450	495
5.300%, 10/15/2013	100	101
6.400%, 10/15/2033	450	494
Caterpillar Financial Services Corp.
4.500%, 9/1/2008	1,050	1,047
4.150%, 1/15/2010	600	588
4.300%, 6/1/2010	450	443
4.750%, 2/17/2015	175	173
4.625%, 6/1/2015	400	390
Caterpillar, Inc.
7.375%, 3/1/2097	400	506
Deere & Co.
6.950%, 4/25/2014	900	1,030
Emerson Electric Co.
4.625%, 10/15/2012	1,500	1,491
General Dynamics Corp.
3.000%, 5/15/2008	625	601
4.250%, 5/15/2013	1,075	1,035
General Electric Co.
5.000%, 2/1/2013	2,125	2,145
Hanson PLC
5.250%, 3/15/2013	1,000	1,004
Honeywell International, Inc.
5.125%, 11/1/2006	500	504
7.500%, 3/1/2010	500	555
6.125%, 11/1/2011	200	215
Ingersoll-Rand Co.
4.750%, 5/15/2015	975	960
John Deere Capital Corp.
3.875%, 3/7/2007	400	397
4.500%, 8/25/2008	625	622
7.000%, 3/15/2012	1,250	1,396
Lockheed Martin Corp.
7.750%, 5/1/2026	250	316
8.500%, 12/1/2029	700	968
Masco Corp.
5.875%, 7/15/2012	400	419
4.800%, 6/15/2015	350	337
6.500%, 8/15/2032	100	110
Northrop Grumman Corp.
7.125%, 2/15/2011	500	551
7.750%, 2/15/2031	400	514
Raytheon Co.
8.300%, 3/1/2010	250	283
5.500%, 11/15/2012	375	386
5.375%, 4/1/2013	950	970
7.200%, 8/15/2027	550	656
Republic Services, Inc.
6.750%, 8/15/2011	275	297
TRW, Inc.
7.750%, 6/1/2029	650	829
Textron Financial Corp.
5.875%, 6/1/2007	100	102
4.125%, 3/3/2008	125	124
4.600%, 5/3/2010	400	397
Textron, Inc.
6.500%, 6/1/2012	700	761
The Boeing Co.
8.750%, 8/15/2021	500	679
6.625%, 2/15/2038	300	346
Tyco International Group SA
6.125%, 11/1/2008	300	311
6.125%, 1/15/2009	150	156
6.750%, 2/15/2011	650	701
6.375%, 10/15/2011	675	719
6.000%, 11/15/2013	175	185
7.000%, 6/15/2028	400	462
USA Waste Services, Inc.
7.000%, 7/15/2028	575	645
United Technologies Corp.
4.875%, 11/1/2006	800	802
4.375%, 5/1/2010	500	494
4.875%, 5/1/2015	550	549
8.875%, 11/15/2019	575	770
7.500%, 9/15/2029	100	128
5.400%, 5/1/2035	200	200
Waste Management, Inc.
7.375%, 8/1/2010	150	165
5.000%, 3/15/2014	575	565
7.750%, 5/15/2032	600	741
Communication (1.0%)
AT&T Wireless Services, Inc.
7.875%, 3/1/2011	500	567
8.125%, 5/1/2012	250	293
8.750%, 3/1/2031	1,525	2,051
Alltel Corp.
7.000%, 7/1/2012	550	613
America Movil SA de C.V
4.125%, 3/1/2009	525	514
5.500%, 3/1/2014	1,000	993
6.375%, 3/1/2035	350	340
BellSouth Capital Funding
7.875%, 2/15/2030	650	806
BellSouth Corp.
5.000%, 10/15/2006	600	603
4.200%, 9/15/2009	300	294
4.750%, 11/15/2012	575	567
5.200%, 9/15/2014	375	376
6.550%, 6/15/2034	700	751
6.000%, 11/15/2034	625	624
BellSouth Telecommunications
6.375%, 6/1/2028	500	522
British Sky Broadcasting Corp.
7.300%, 10/15/2006	150	154
6.875%, 2/23/2009	450	478
8.200%, 7/15/2009	400	444
British Telecommunications PLC
(4)8.375%, 12/15/2010	1,125	1,300
(4)8.875%, 12/15/2030	750	1,017
CenturyTel Enterprises
6.875%, 1/15/2028	150	156
CenturyTel, Inc.
5.000%, 2/15/2015	150	142
Cingular Wireless
7.125%, 12/15/2031	500	571
Clear Channel Communications, Inc.
4.625%, 1/15/2008	250	248
7.650%, 9/15/2010	1,000	1,082
5.000%, 3/15/2012	200	191
5.750%, 1/15/2013	250	247
5.500%, 9/15/2014	275	265
Comcast Cable Communications Holdings Inc.
8.375%, 3/15/2013	300	355
9.455%, 11/15/2022	1,108	1,486
Comcast Cable Communications, Inc.
8.375%, 5/1/2007	1,000	1,056
8.875%, 5/1/2017	850	1,081
Comcast Corp.
5.300%, 1/15/2014	450	450
6.500%, 1/15/2015	1,400	1,510
4.950%, 6/15/2016	675	647
7.050%, 3/15/2033	600	666
5.650%, 6/15/2035	350	326
Cox Communications, Inc.
3.875%, 10/1/2008	500	485
4.625%, 1/15/2010	925	905
7.750%, 11/1/2010	425	470
4.625%, 6/1/2013	200	189
5.450%, 12/15/2014	700	695
5.500%, 10/1/2015	600	595
Deutsche Telekom International Finance
(4)8.500%, 6/15/2010	1,425	1,610
(4)8.750%, 6/15/2030	1,700	2,194
3.875%, 7/22/2008	150	147
5.250%, 7/22/2013	700	706
France Telecom
(4)7.750%, 3/1/2011	1,375	1,561
(4)8.500%, 3/1/2031	1,300	1,727
GTE Corp.
6.940%, 4/15/2028	325	357
GTE North, Inc.
5.650%, 11/15/2008	200	204
Gannett Co., Inc.
6.375%, 4/1/2012	400	431
Grupo Televisa SA
6.625%, 3/18/2025	450	455
Koninklijke KPN NV
8.000%, 10/1/2010	800	902
New England Telephone & Telegraph Co.
7.875%, 11/15/2029	250	298
News America Holdings, Inc.
9.250%, 2/1/2013	1,550	1,921
8.150%, 10/17/2036	385	469
News America Inc.
5.300%, 12/15/2014	250	249
6.200%, 12/15/2034	175	175
Nextel Communications
6.875%, 10/31/2013	600	638
5.950%, 3/15/2014	450	461
7.375%, 8/1/2015	825	885
Pacific Bell
7.125%, 3/15/2026	200	224
R.R. Donnelley & Sons Co.
3.750%, 4/1/2009	225	216
(1)4.950%, 5/15/2010	275	271
4.950%, 4/1/2014	200	193
Reed Elsevier Capital
4.625%, 6/15/2012	100	98
SBC Communications, Inc.
4.125%, 9/15/2009	850	827
6.250%, 3/15/2011	750	794
5.875%, 2/1/2012	270	283
5.875%, 8/15/2012	230	240
5.100%, 9/15/2014	1,200	1,189
5.625%, 6/15/2016	575	586
6.450%, 6/15/2034	400	422
6.150%, 9/15/2034	125	128
Sprint Capital Corp.
6.000%, 1/15/2007	500	508
6.125%, 11/15/2008	1,650	1,714
7.625%, 1/30/2011	700	783
8.375%, 3/15/2012	250	294
6.875%, 11/15/2028	350	386
8.750%, 3/15/2032	1,900	2,544
Telecom Italia Capital
4.000%, 11/15/2008	475	464
(1)4.000%, 1/15/2010	950	913
4.875%, 10/1/2010	400	396
5.250%, 11/15/2013	850	843
(1)4.950%, 9/30/2014	400	387
5.250%, 10/1/2015	1,000	982
6.375%, 11/15/2033	225	231
(1)6.000%, 9/30/2034	325	318
Telecomunicaciones de Puerto Rico
6.800%, 5/15/2009	400	422
Telefonica Europe BV
7.750%, 9/15/2010	675	760
8.250%, 9/15/2030	450	597
Telefonos de Mexico SA
4.500%, 11/19/2008	200	198
4.750%, 1/27/2010	550	549
5.500%, 1/27/2015	550	546
Telus Corp.
7.500%, 6/1/2007	850	887
8.000%, 6/1/2011	1,075	1,228
Thomson Corp.
5.750%, 2/1/2008	800	819
5.500%, 8/15/2035	300	295
Time Warner Entertainment
7.250%, 9/1/2008	125	133
10.150%, 5/1/2012	200	250
8.375%, 3/15/2023	500	607
8.375%, 7/15/2033	100	125
US Cellular
6.700%, 12/15/2033	350	356
Univision Communications, Inc.
2.875%, 10/15/2006	225	221
7.850%, 7/15/2011	1,000	1,118
Verizon Global Funding Corp.
4.000%, 1/15/2008	250	247
7.250%, 12/1/2010	700	773
6.875%, 6/15/2012	2,625	2,897
7.375%, 9/1/2012	1,375	1,561
Verizon New Jersey, Inc.
5.875%, 1/17/2012	1,475	1,527
6.875%, 4/1/2012	300	320
Verizon Wireless Capital
5.375%, 12/15/2006	475	479
Vodafone AirTouch PLC
7.750%, 2/15/2010	550	613
7.875%, 2/15/2030	425	541
Vodafone Group PLC
3.950%, 1/30/2008	1,000	986
5.000%, 12/16/2013	1,025	1,026
5.000%, 9/15/2015	900	893
WPP Finance USA Corp.
5.875%, 6/15/2014	425	440
Consumer Cyclical (0.8%)
Brinker International
5.750%, 6/1/2014	200	208
CVS Corp.
4.000%, 9/15/2009	350	340
4.875%, 9/15/2014	275	269
Cendant Corp.
6.250%, 1/15/2008	425	436
7.375%, 1/15/2013	675	737
7.125%, 3/15/2015	200	216
Centex Corp.
5.450%, 8/15/2012	575	572
5.125%, 10/1/2013	750	724
5.250%, 6/15/2015	450	432
Costco Wholesale Corp.
5.500%, 3/15/2007	350	355
DaimlerChrysler North America Holding Corp.
4.750%, 1/15/2008	600	598
4.050%, 6/4/2008	1,000	977
7.200%, 9/1/2009	300	320
4.875%, 6/15/2010	850	834
8.000%, 6/15/2010	1,300	1,438
7.750%, 1/18/2011	750	827
7.300%, 1/15/2012	1,175	1,281
6.500%, 11/15/2013	500	529
8.500%, 1/18/2031	150	182
Federated Department Stores, Inc.
6.790%, 7/15/2027	300	318
Ford Motor Credit Co.
6.500%, 1/25/2007	2,150	2,156
7.750%, 2/15/2007	625	632
4.950%, 1/15/2008	850	816
5.625%, 10/1/2008	2,000	1,885
5.800%, 1/12/2009	2,750	2,572
7.375%, 10/28/2009	175	170
5.700%, 1/15/2010	350	319
7.875%, 6/15/2010	500	489
7.375%, 2/1/2011	1,125	1,080
7.250%, 10/25/2011	950	908
Harrah's Operating Co., Inc.
7.125%, 6/1/2007	500	517
7.500%, 1/15/2009	500	534
5.375%, 12/15/2013	225	222
(1)5.625%, 6/1/2015	825	813
(1)5.750%, 10/1/2017	650	637
Hilton Hotels Corp.
7.625%, 12/1/2012	1,000	1,124
Home Depot Inc.
3.750%, 9/15/2009	975	945
4.625%, 8/15/2010	700	700
Kohl's Corp.
6.000%, 1/15/2033	725	728
Lennar Corp.
(1)5.125%, 10/1/2010	100	99
(1)5.600%, 5/31/2015	775	762
Lowe's Cos., Inc.
6.875%, 2/15/2028	367	435
Marriot International
4.625%, 6/15/2012	400	387
May Department Stores Co.
3.950%, 7/15/2007	75	74
5.750%, 7/15/2014	425	433
(2)9.750%, 2/15/2021	93	115
6.650%, 7/15/2024	375	388
6.700%, 7/15/2034	250	260
Nordstrom, Inc.
6.950%, 3/15/2028	200	225
Pulte Homes, Inc.
4.875%, 7/15/2009	500	494
5.250%, 1/15/2014	75	72
5.200%, 2/15/2015	100	95
7.875%, 6/15/2032	150	170
6.375%, 5/15/2033	400	381
6.000%, 2/15/2035	100	91
Target Corp.
5.375%, 6/15/2009	1,650	1,694
5.875%, 3/1/2012	700	743
7.000%, 7/15/2031	175	212
6.350%, 11/1/2032	450	507
The Walt Disney Co.
5.375%, 6/1/2007	1,500	1,519
6.375%, 3/1/2012	250	269
7.000%, 3/1/2032	400	470
Time Warner, Inc.
6.150%, 5/1/2007	1,375	1,405
8.180%, 8/15/2007	700	742
6.750%, 4/15/2011	650	701
6.875%, 5/1/2012	250	273
9.150%, 2/1/2023	1,475	1,909
6.625%, 5/15/2029	200	209
7.625%, 4/15/2031	785	921
7.700%, 5/1/2032	290	344
Toll Brothers, Inc.
(1)5.150%, 5/15/2015	400	381
Toyota Motor Credit Corp.
4.250%, 3/15/2010	2,200	2,169
Viacom Inc.
6.625%, 5/15/2011	500	531
5.625%, 8/15/2012	1,000	1,017
7.875%, 7/30/2030	400	472
5.500%, 5/15/2033	450	406
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	2,075	2,075
3.375%, 10/1/2008	1,075	1,041
6.875%, 8/10/2009	600	646
4.000%, 1/15/2010	550	536
4.125%, 7/1/2010	150	146
4.750%, 8/15/2010	600	600
4.125%, 2/15/2011	375	365
4.550%, 5/1/2013	775	762
4.500%, 7/1/2015	300	290
7.550%, 2/15/2030	700	891
Yum! Brands, Inc.
8.875%, 4/15/2011	750	887
7.700%, 7/1/2012	250	286
Consumer Noncyclical (0.8%)
Abbott Laboratories
3.500%, 2/17/2009	1,050	1,014
Aetna, Inc.
7.875%, 3/1/2011	250	285
Albertson's, Inc.
7.500%, 2/15/2011	700	690
7.450%, 8/1/2029	300	258
8.000%, 5/1/2031	250	227
Altria Group, Inc.
5.625%, 11/4/2008	500	511
Amgen Inc.
4.000%, 11/18/2009	750	731
4.850%, 11/18/2014	500	500
Anheuser-Busch Cos., Inc.
6.000%, 4/15/2011	250	265
7.125%, 7/1/2017	400	423
6.800%, 8/20/2032	600	716
Archer-Daniels-Midland Co.
8.125%, 6/1/2012	500	589
5.375%, 9/15/2035	725	702
AstraZeneca PLC
5.400%, 6/1/2014	350	363
Baxter International, Inc.
(1)4.750%, 10/15/2010	500	496
4.625%, 3/15/2015	250	242
Boston Scientific
5.450%, 6/15/2014	825	840
Bottling Group LLC
4.625%, 11/15/2012	1,600	1,587
Bristol-Myers Squibb Co.
4.000%, 8/15/2008	500	493
5.750%, 10/1/2011	1,100	1,155
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008	350	345
5.350%, 4/15/2014	475	477
(1)5.100%, 7/15/2015	50	49
C.R. Bard, Inc.
6.700%, 12/1/2026	450	515
CIGNA Corp.
7.400%, 5/15/2007	300	312
Campbell Soup Co.
6.750%, 2/15/2011	1,000	1,091
Cardinal Health, Inc.
4.000%, 6/15/2015	100	90
Cia. Brasil de Bebidas AmBev
10.500%, 12/15/2011	280	350
8.750%, 9/15/2013	250	297
Clorox Co.
4.200%, 1/15/2010	750	737
5.000%, 1/15/2015	325	326
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	1,400	1,500
8.500%, 2/1/2022	125	164
8.000%, 9/15/2022	250	316
6.950%, 11/15/2026	750	874
ConAgra Foods, Inc.
7.875%, 9/15/2010	1,700	1,899
Diageo Capital PLC
3.500%, 11/19/2007	550	538
Eli Lilly & Co.
6.000%, 3/15/2012	250	267
Genentech Inc.
(1)4.400%, 7/15/2010	300	296
(1)4.750%, 7/15/2015	150	148
(1)5.250%, 7/15/2035	325	315
General Mills, Inc.
2.625%, 10/24/2006	775	760
5.125%, 2/15/2007	850	856
6.000%, 2/15/2012	242	256
Gillette Co.
4.125%, 8/30/2007	400	399
GlaxoSmithKline Capital Inc.
2.375%, 4/16/2007	700	678
5.375%, 4/15/2034	300	305
Grand Metropolitan Investment Corp.
9.000%, 8/15/2011	1,000	1,204
H.J. Heinz Co.
(4)6.750%, 3/15/2032	500	564
Hospira, Inc.
4.950%, 6/15/2009	300	301
5.900%, 6/15/2014	200	209
Johnson & Johnson
3.800%, 5/15/2013	425	403
4.950%, 5/15/2033	250	244
Kellogg Co.
2.875%, 6/1/2008	250	239
6.600%, 4/1/2011	1,500	1,628
Kimberly-Clark Corp.
5.625%, 2/15/2012	250	263
4.875%, 8/15/2015	650	652
Kraft Foods, Inc.
4.625%, 11/1/2006	1,200	1,201
4.125%, 11/12/2009	900	878
5.625%, 11/1/2011	400	412
6.250%, 6/1/2012	550	588
5.250%, 10/1/2013	200	202
6.500%, 11/1/2031	875	971
Kroger Co.
7.800%, 8/15/2007	50	53
6.800%, 4/1/2011	375	399
6.200%, 6/15/2012	1,000	1,050
4.950%, 1/15/2015	500	478
7.500%, 4/1/2031	600	672
Medtronic Inc.
(1)4.375%, 9/15/2010	300	296
(1)4.750%, 9/15/2015	550	543
Merck & Co.
4.375%, 2/15/2013	300	285
4.750%, 3/1/2015	250	240
6.400%, 3/1/2028	225	244
Molson Coors
(1)4.850%, 9/22/2010	200	198
Newell Rubbermaid, Inc.
4.000%, 5/1/2010	500	477
PepsiAmericas Inc.
5.000%, 5/15/2017	450	445
Pfizer, Inc.
4.500%, 2/15/2014	1,375	1,353
Philip Morris Cos., Inc.
7.650%, 7/1/2008	450	483
7.750%, 1/15/2027	675	791
Procter & Gamble Co.
6.875%, 9/15/2009	750	812
4.950%, 8/15/2014	100	101
5.800%, 8/15/2034	625	663
Procter & Gamble Co. ESOP
(2)9.360%, 1/1/2021	1,200	1,576
Safeway, Inc.
4.950%, 8/16/2010	350	341
6.500%, 3/1/2011	1,000	1,044
Sara Lee Corp.
6.125%, 11/1/2032	575	572
Schering-Plough Corp.
(4)5.550%, 12/1/2013	575	593
(4)6.750%, 12/1/2033	300	346
Sysco Corp.
5.375%, 9/21/2035	500	498
Tyson Foods, Inc.
7.250%, 10/1/2006	200	204
8.250%, 10/1/2011	600	693
Unilever Capital Corp.
7.125%, 11/1/2010	450	498
5.900%, 11/15/2032	250	264
UnitedHealth Group, Inc.
5.200%, 1/17/2007	700	706
3.375%, 8/15/2007	150	147
4.125%, 8/15/2009	275	270
5.000%, 8/15/2014	350	351
4.875%, 3/15/2015	250	248
WellPoint Inc.
6.375%, 1/15/2012	200	215
6.800%, 8/1/2012	550	609
3.750%, 12/14/2007	425	416
4.250%, 12/15/2009	175	171
5.000%, 12/15/2014	125	124
5.950%, 12/15/2034	350	366
Wrigley Co.
4.300%, 7/15/2010	600	592
4.650%, 7/15/2015	300	295
Wyeth
(4)4.375%, 3/1/2008	500	496
(4)5.500%, 3/15/2013	250	256
(4)6.950%, 3/15/2011	500	547
5.500%, 2/1/2014	700	719
6.450%, 2/1/2024	400	440
6.500%, 2/1/2034	200	224
Energy (0.3%)
Alberta Energy Co. Ltd.
7.375%, 11/1/2031	750	923
Amerada Hess Corp.
6.650%, 8/15/2011	425	461
7.875%, 10/1/2029	625	764
Anadarko Finance Co.
6.750%, 5/1/2011	875	953
7.500%, 5/1/2031	725	895
Apache Finance Canada
7.750%, 12/15/2029	225	298
BP Capital Markets PLC
2.750%, 12/29/2006	450	441
2.625%, 3/15/2007	800	782
Baker Hughes, Inc.
6.875%, 1/15/2029	400	482
Burlington Resources, Inc.
6.680%, 2/15/2011	375	407
6.500%, 12/1/2011	300	325
7.400%, 12/1/2031	1,100	1,367
Canadian Natural Resources
5.450%, 10/1/2012	650	665
7.200%, 1/15/2032	75	88
ChevronTexaco Capital Co.
3.500%, 9/17/2007	750	736
Conoco Funding Co.
5.450%, 10/15/2006	1,000	1,009
6.350%, 10/15/2011	175	190
Conoco, Inc.
6.350%, 4/15/2009	1,400	1,480
Devon Financing Corp.
7.875%, 9/30/2031	1,200	1,507
Diamond Offshore Drilling
(1)4.875%, 7/1/2015	100	97
Encana Corp.
4.600%, 8/15/2009	425	421
4.750%, 10/15/2013	25	25
Encana Holdings Finance Corp.
5.800%, 5/1/2014	50	53
Halliburton Co.
5.500%, 10/15/2010	250	258
Marathon Oil Corp.
6.125%, 3/15/2012	400	426
6.800%, 3/15/2032	250	288
Nexen, Inc.
5.050%, 11/20/2013	400	395
7.875%, 3/15/2032	100	124
Norsk Hydro
6.360%, 1/15/2009	500	525
7.250%, 9/23/2027	300	371
7.150%, 1/15/2029	250	308
Occidental Petroleum
6.750%, 1/15/2012	625	697
7.200%, 4/1/2028	400	492
Ocean Energy, Inc.
4.375%, 10/1/2007	250	248
PF Export Receivables Master Trust
(1)(2)6.600%, 12/1/2011	1,370	1,460
PanCanadian Energy Corp.
7.200%, 11/1/2031	225	273
Petro-Canada
4.000%, 7/15/2013	800	741
7.875%, 6/15/2026	100	124
5.350%, 7/15/2033	450	412
5.950%, 5/15/2035	500	499
Petro-Canada Financial Partnership
5.000%, 11/15/2014	25	25
Pioneer Natural Resources Co.
5.875%, 7/15/2016	125	123
Sunoco, Inc.
4.875%, 10/15/2014	175	171
Talisman Energy, Inc.
5.125%, 5/15/2015	100	100
Tosco Corp.
8.125%, 2/15/2030	1,900	2,587
Transocean Sedco Forex, Inc.
7.500%, 4/15/2031	300	376
XTO Energy, Inc.
6.250%, 4/15/2013	250	267
5.000%, 1/31/2015	200	196
5.300%, 6/30/2015	150	150
Technology (0.2%)
Affiliated Computer Services
4.700%, 6/1/2010	100	98
5.200%, 6/1/2015	75	73
Computer Associates Inc.
(1)4.750%, 12/1/2009	500	490
Computer Sciences Corp.
3.500%, 4/15/2008	250	243
Deluxe Corp.
3.500%, 10/1/2007	175	170
Electronic Data Systems
7.125%, 10/15/2009	175	187
(4)6.500%, 8/1/2013	425	435
7.450%, 10/15/2029	125	131
First Data Corp.
4.500%, 6/15/2010	200	198
5.625%, 11/1/2011	1,500	1,567
4.850%, 10/1/2014	350	345
4.950%, 6/15/2015	275	272
Harris Corp.
5.000%, 10/1/2015	425	419
Hewlett-Packard Co.
5.750%, 12/15/2006	500	507
3.625%, 3/15/2008	700	684
International Business Machines Corp.
4.875%, 10/1/2006	500	502
6.450%, 8/1/2007	1,000	1,034
3.800%, 2/1/2008	175	172
5.375%, 2/1/2009	325	333
4.750%, 11/29/2012	1,000	1,003
7.125%, 12/1/2096	950	1,156
Motorola, Inc.
7.625%, 11/15/2010	155	174
8.000%, 11/1/2011	100	116
7.500%, 5/15/2025	325	392
6.500%, 11/15/2028	175	193
Pitney Bowes, Inc.
4.750%, 1/15/2016	1,350	1,317
Science Applications International Corp.
6.250%, 7/1/2012	100	107
5.500%, 7/1/2033	100	98
Transportation (0.2%)
American Airlines, Inc. Pass-Through Certificates
(2)6.855%, 4/15/2009	429	435
7.024%, 10/15/2009	600	608
Burlington Northern Santa Fe Corp.
7.125%, 12/15/2010	1,000	1,102
6.750%, 7/15/2011	700	765
7.000%, 12/15/2025	200	234
CNF, Inc.
6.700%, 5/1/2034	350	366
CSX Corp.
6.750%, 3/15/2011	400	434
6.300%, 3/15/2012	1,000	1,072
Canadian National Railway Co.
4.250%, 8/1/2009	300	295
6.800%, 7/15/2018	775	895
6.250%, 8/1/2034	350	387
Canadian Pacific Rail
7.125%, 10/15/2031	450	546
Continental Airlines Enhanced Equipment Trust Certificates
(2)6.648%, 9/15/2017	682	659
ERAC USA Finance Co.
(1)7.350%, 6/15/2008	475	504
FedEx Corp.
2.650%, 4/1/2007	325	316
3.500%, 4/1/2009	400	383
Hertz Corp.
6.350%, 6/15/2010	250	238
7.400%, 3/1/2011	1,000	983
7.625%, 6/1/2012	500	483
Norfolk Southern Corp.
6.200%, 4/15/2009	1,250	1,306
7.700%, 5/15/2017	400	484
9.750%, 6/15/2020	116	165
5.590%, 5/17/2025	72	72
7.250%, 2/15/2031	78	95
7.050%, 5/1/2037	200	239
7.900%, 5/15/2097	100	130
Southwest Airlines Co.
6.500%, 3/1/2012	650	689
5.125%, 3/1/2017	400	377
Union Pacific Corp.
3.625%, 6/1/2010	1,000	946
6.125%, 1/15/2012	100	106
7.125%, 2/1/2028	600	711
6.625%, 2/1/2029	200	224
Industrial Other (0.0%)
Black & Decker Corp.
4.750%, 11/1/2014	625	606
Hughes Supply Inc.
5.500%, 10/15/2014	425	418
Rockwell International Corp.
6.700%, 1/15/2028	200	230

		313,510

Utilities (0.8%)
Electric (0.6%)
AEP Texas Central Co.
5.500%, 2/15/2013	550	562
6.650%, 2/15/2033	400	443
Alabama Power Co.
3.500%, 11/15/2007	400	391
5.500%, 10/15/2017	1,300	1,355
Arizona Public Service Co.
5.800%, 6/30/2014	100	105
4.650%, 5/15/2015	775	741
5.500%, 9/1/2035	100	96
Boston Edison Co.
4.875%, 4/15/2014	225	225
CenterPoint Energy Houston
5.700%, 3/15/2013	1,425	1,479
Cincinnati Gas & Electric Co.
5.700%, 9/15/2012	675	701
Cleveland Electric Illumination Co.
7.880%, 11/1/2017	200	247
Commonwealth Edison Co.
3.700%, 2/1/2008	350	340
6.150%, 3/15/2012	350	366
Consolidated Edison, Inc.
5.300%, 3/1/2035	200	196
Constellation Energy Group, Inc.
6.125%, 9/1/2009	600	622
7.000%, 4/1/2012	500	548
4.550%, 6/15/2015	500	467
7.600%, 4/1/2032	250	301
Consumers Energy Co.
4.250%, 4/15/2008	175	172
5.000%, 2/15/2012	725	723
5.375%, 4/15/2013	175	177
5.500%, 8/15/2016	425	434
DTE Energy Co.
7.050%, 6/1/2011	250	274
Detroit Edison Co.
5.700%, 10/1/2037	125	124
Dominion Resources, Inc.
6.300%, 3/15/2033	750	778
Dominion Resources, Inc. PUT
5.250%, 8/1/2033	200	200
Duke Energy Corp.
3.750%, 3/5/2008	500	491
6.250%, 1/15/2012	1,225	1,301
5.625%, 11/30/2012	500	516
El Paso Electric Co.
6.000%, 5/15/2035	175	180
Energy East Corp.
6.750%, 6/15/2012	500	552
Entergy Gulf States
3.600%, 6/1/2008	250	240
Exelon Corp.
4.900%, 6/15/2015	500	471
FirstEnergy Corp.
5.500%, 11/15/2006	675	681
6.450%, 11/15/2011	750	798
7.375%, 11/15/2031	850	1,001
Florida Power & Light Co.
4.850%, 2/1/2013	250	251
5.950%, 10/1/2033	500	530
5.625%, 4/1/2034	625	634
4.950%, 6/1/2035	200	183
5.400%, 9/1/2035	425	418
HQI Transelec Chile SA
7.875%, 4/15/2011	850	964
Jersey Central Power & Light
5.625%, 5/1/2016	350	364
MidAmerican Energy Co.
6.750%, 12/30/2031	1,050	1,220
MidAmerican Energy Holdings Co.
5.875%, 10/1/2012	750	789
5.000%, 2/15/2014	300	295
National Rural Utilities Cooperative Finance Corp.
6.500%, 3/1/2007	425	436
7.250%, 3/1/2012	150	170
4.750%, 3/1/2014	700	692
8.000%, 3/1/2032	600	793
NiSource Finance Corp.
3.200%, 11/1/2006	600	591
7.875%, 11/15/2010	250	281
5.400%, 7/15/2014	675	681
Oncor Electric Delivery Co.
6.375%, 1/15/2015	400	432
7.000%, 5/1/2032	250	288
7.250%, 1/15/2033	850	1,009
PPL Electric Utilities Corp.
6.250%, 8/15/2009	800	843
PPL Energy Supply LLC
6.400%, 11/1/2011	250	268
PSE&G Power LLC
6.950%, 6/1/2012	400	437
5.500%, 12/1/2015	950	963
8.625%, 4/15/2031	550	718
PacifiCorp
6.900%, 11/15/2011	500	550
5.250%, 6/15/2035	475	453
Pacific Gas & Electric Co.
3.600%, 3/1/2009	850	821
4.200%, 3/1/2011	225	217
4.800%, 3/1/2014	150	147
6.050%, 3/1/2034	1,300	1,354
Pepco Holdings, Inc.
5.500%, 8/15/2007	500	506
6.450%, 8/15/2012	175	187
Progress Energy, Inc.
6.050%, 4/15/2007	450	458
4.500%, 6/1/2010	700	690
7.750%, 3/1/2031	200	239
7.000%, 10/30/2031	550	610
Public Service Co. of Colorado
4.375%, 10/1/2008	725	718
Public Service Co. of New Mexico
4.400%, 9/15/2008	750	739
Puget Sound Energy Inc.
5.483%, 6/1/2035	100	97
South Carolina Electric & Gas Co.
6.625%, 2/1/2032	450	525
5.300%, 5/15/2033	275	270
Southern California Edison Co.
5.000%, 1/15/2014	250	250
5.000%, 1/15/2016	400	398
6.000%, 1/15/2034	675	716
5.750%, 4/1/2035	275	282
TXU Energy Co.
6.125%, 3/15/2008	500	514
United Utilities PLC
5.375%, 2/1/2019	700	687
Virginia Electric & Power Co.
5.375%, 2/1/2007	1,525	1,539
Wisconsin Electric Power Co.
5.625%, 5/15/2033	200	203
Xcel Energy, Inc.
7.000%, 12/1/2010	300	328
Natural Gas (0.2%)
Atmos Energy Corp.
4.000%, 10/15/2009	500	481
4.950%, 10/15/2014	1,000	980
Columbia Energy Group
7.620%, 11/28/2025	250	251
Consolidated Natural Gas
5.375%, 11/1/2006	900	907
5.000%, 12/1/2014	350	345
Duke Energy Field Services
7.875%, 8/16/2010	275	309
Enbridge Energy Partners
4.900%, 3/1/2015	325	320
Energy Transfer Partners LP
(1)5.650%, 8/1/2012	275	273
5.950%, 2/1/2015	300	298
Enron Corp.
** 9.125%, 4/1/2003	700	266
** 7.125%, 5/15/2007	300	114
** 6.875%, 10/15/2007	1,000	380
Enterprise Products Operating LP
4.950%, 6/1/2010	475	468
5.600%, 10/15/2014	600	598
6.875%, 3/1/2033	150	159
6.650%, 10/15/2034	150	155
KN Energy, Inc.
7.250%, 3/1/2028	100	114
Kinder Morgan Energy Partners LP
5.125%, 11/15/2014	475	468
5.800%, 3/15/2035	300	288
Kinder Morgan, Inc.
6.500%, 9/1/2012	1,075	1,157
Oneok Inc.
5.200%, 6/15/2015	300	298
6.000%, 6/15/2035	275	276
San Diego Gas & Electric
5.350%, 5/15/2035	100	99
Sempra Energy
7.950%, 3/1/2010	100	111
6.000%, 2/1/2013	200	209
TGT Pipeline, LLC
5.500%, 2/1/2017	200	199
Texas Gas Transmission
4.600%, 6/1/2015	250	240
Trans-Canada Pipelines
4.000%, 6/15/2013	750	705
Yosemite Security Trust
** 8.250%, 11/15/2004	4,000	2,240

		58,754

TOTAL CORPORATE BONDS
(Cost $832,960)		835,325

SOVEREIGN BONDS (1.4%)
(U.S. Dollar-Denominated)

African Development Bank
3.250%, 8/1/2008	600	583
Asian Development Bank
4.875%, 2/5/2007	2,400	2,416
4.500%, 9/4/2012	500	504
5.593%, 7/16/2018	500	540
Bayerische Landesbank
6.625%, 6/25/2007	250	259
2.875%, 10/15/2008	500	475
Canadian Government
5.250%, 11/5/2008	450	460
Canadian Mortgage & Housing
2.950%, 6/2/2008	400	385
China Development Bank
4.750%, 10/8/2014	450	441
5.000%, 10/15/2015	175	173
Corp. Andina de Fomento
5.200%, 5/21/2013	225	226
Development Bank of Japan
4.250%, 6/9/2015	250	241
Eksportfinans
3.375%, 1/15/2008	600	587
4.375%, 7/15/2009	575	573
European Investment Bank
4.625%, 3/1/2007	3,800	3,812
2.375%, 6/15/2007	250	243
3.125%, 10/15/2007	1,000	979
3.875%, 8/15/2008	1,625	1,609
4.625%, 5/15/2014	1,200	1,212
Export Development Canada
4.000%, 8/1/2007	350	347
Export-Import Bank of Korea
4.500%, 8/12/2009	725	715
4.625%, 3/16/2010	200	198
5.125%, 3/16/2015	150	150
Federation of Malaysia
8.750%, 6/1/2009	500	563
7.500%, 7/15/2011	250	282
Financement Quebec
5.000%, 10/25/2012	500	511
Hellenic Republic
6.950%, 3/4/2008	525	553
Instituto de Credito Oficial
6.000%, 5/19/2008	750	779
Inter-American Development Bank
6.375%, 10/22/2007	608	632
5.750%, 2/26/2008	750	773
5.375%, 11/18/2008	175	181
5.625%, 4/16/2009	3,000	3,130
8.500%, 3/15/2011	175	206
7.000%, 6/15/2025	250	313
International Bank for Reconstruction & Development
4.125%, 6/24/2009	1,750	1,737
4.125%, 8/12/2009	1,775	1,764
International Finance Corp.
3.000%, 4/15/2008	700	678
Japan Finance Corp.
4.625%, 4/21/2015	500	493
Korea Development Bank
4.750%, 7/20/2009	900	895
4.625%, 9/16/2010	600	591
5.750%, 9/10/2013	1,100	1,151
Korea Electric Power
7.750%, 4/1/2013	750	874
Kredit Fuer Wiederaufbau
3.250%, 7/16/2007	5,100	5,011
3.500%, 3/14/2008	2,125	2,083
4.250%, 6/15/2010	800	794
Landwirtschaft Rentenbank
3.375%, 11/15/2007	1,200	1,176
3.250%, 6/16/2008	300	291
3.875%, 9/4/2008	1,000	985
3.625%, 10/20/2009	225	218
Nordic Investment Bank
3.125%, 4/24/2008	400	388
Oesterreichische Kontrollbank
5.125%, 3/20/2007	1,550	1,566
Ontario Hydro Electric
6.100%, 1/30/2008	500	517
7.450%, 3/31/2013	600	709
Pemex Project Funding Master Trust
(4)8.000%, 11/15/2011	100	114
(4)7.875%, 2/1/2009	1,295	1,400
(4)8.625%, 2/1/2022	600	732
8.500%, 2/15/2008	475	513
9.125%, 10/13/2010	250	293
7.375%, 12/15/2014	700	777
(1)5.750%, 12/15/2015	1,475	1,460
(1)6.625%, 6/15/2035	350	344
People's Republic of China
7.300%, 12/15/2008	200	215
4.750%, 10/29/2013	200	198
Province of British Columbia
5.375%, 10/29/2008	1,800	1,853
Province of Manitoba
7.500%, 2/22/2010	1,000	1,115
Province of New Brunswick
3.500%, 10/23/2007	500	491
Province of Nova Scotia
5.750%, 2/27/2012	250	265
Province of Ontario
3.350%, 7/16/2007	925	905
5.500%, 10/1/2008	1,750	1,793
3.625%, 10/21/2009	225	218
5.125%, 7/17/2012	1,800	1,864
4.500%, 2/3/2015	575	567
Province of Quebec
5.750%, 2/15/2009	1,000	1,041
5.000%, 7/17/2009	1,250	1,270
4.600%, 5/26/2015	350	342
7.125%, 2/9/2024	400	500
7.500%, 9/15/2029	1,000	1,333
Quebec Hydro Electric
6.300%, 5/11/2011	2,000	2,142
8.400%, 1/15/2022	500	682
Region of Lombardy
5.804%, 10/25/2032	500	547
5.625%, 7/23/2007	925	942
7.125%, 1/11/2012	350	396
5.500%, 1/15/2013	100	105
Republic of Finland
4.750%, 3/6/2007	250	252
Republic of Hungary
4.750%, 2/3/2015	1,100	1,092
Republic of Italy
4.375%, 10/25/2006	1,800	1,800
2.750%, 12/15/2006	1,675	1,647
3.625%, 9/14/2007	1,500	1,476
3.750%, 12/14/2007	500	492
4.000%, 6/16/2008	1,000	987
6.000%, 2/22/2011	875	935
5.625%, 6/15/2012	4,325	4,545
4.500%, 1/21/2015	1,375	1,377
6.875%, 9/27/2023	125	150
5.375%, 6/15/2033	1,400	1,432
Republic of Korea
8.875%, 4/15/2008	950	1,051
4.250%, 6/1/2013	500	479
4.875%, 9/22/2014	925	915
Republic of Poland
6.250%, 7/3/2012	625	679
Republic of South Africa
7.375%, 4/25/2012	1,175	1,324
6.500%, 6/2/2014	650	712
8.500%, 6/23/2017	250	318
State of Israel
4.625%, 6/15/2013	200	192
Swedish Export Credit
4.125%, 10/15/2008	400	396
Swedish Export Credit Corp.
2.875%, 1/26/2007	425	418
United Mexican States
8.625%, 3/12/2008	125	136
4.625%, 10/8/2008	1,050	1,045
10.375%, 2/17/2009	1,500	1,753
9.875%, 2/1/2010	500	595
8.375%, 1/14/2011	4,000	4,606
7.500%, 1/14/2012	250	281
6.375%, 1/16/2013	1,300	1,383
5.875%, 1/15/2014	750	777
6.625%, 3/3/2015	925	1,004
11.375%, 9/15/2016	100	148
8.125%, 12/30/2019	450	546
8.300%, 8/15/2031	1,450	1,809
7.500%, 4/8/2033	250	289
6.750%, 9/27/2034	700	742

TOTAL SOVEREIGN BONDS
(Cost $108,451)		109,172

TAXABLE MUNICIPAL BONDS (0.1%)

Illinois (Taxable Pension) GO
4.950%, 6/1/2023	750	737
5.100%, 6/1/2033	3,100	3,059
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	650	672
New Jersey Econ. Dev. Auth. State Pension Rev
7.425%, 2/15/2029	425	548
New Jersey Turnpike Auth. Rev
4.252%, 1/1/2016	350	337
Oregon (Taxable Pension) GO
5.762%, 6/1/2023	250	270
5.892%, 6/1/2027	375	407
Oregon School Board Assn
5.528%, 6/30/2028	125	130
Wisconsin Public Service Rev
4.800%, 5/1/2013	275	275
5.700%, 5/1/2026	325	346

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $6,371)		6,781

TEMPORARY CASH INVESTMENTS (0.9%)

U.S. Government Obligation (0.1%)
† Federal National Mortgage Assn
(3)3.468%, 10/12/2005	3,000	2,997

	Shares

Money Market Fund (0.8%)
†† Vanguard Market Liquidity Fund, 3.744%	64,912,351	64,912

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $67,909)		67,909

TOTAL INVESTMENTS (100.3%)
(Cost $6,675,674)		7,787,691

OTHER ASSETS AND LIABILITIES-NET (-0.3%)		(23,455)

NET ASSETS (100%)		$7,764,236

*	Non-income-producing security.
**	Non-income-producing security —security in default.
^	Part of security position is on loan to broker/dealers.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
††	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30,2005, the aggregate value of these securities was $21,481,000, representing 0.3% of net assets.
(2)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(3)	Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts. (4) Adjustable-rate note.
ADR — American Depositary Receipt.
GO — General Obligation Bond.
PUT — Put Option Obligation.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2005, the cost of investment securities for tax purposes was $6,675,674,000. Net unrealized appreciation of investment securities for tax purposes was $1,112,017,000, consisting of unrealized gains of $1,443,109,000 on securities that had risen in value since their purchase and $331,092,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.6% and 0.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	38	11,726	(93)
Russell 2000 Index	11	3,697	(31)
S&P MidCap 400 Index	5	1,802	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified secuity or an index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2005, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer *	Notional Amount ($000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/1/05	UBS	45,000	3.653%	(768)
10/31/05	BA	47,000	3.814%	(807)
11/30/05	BA	13,000	3.804%	(223)
1/1/06	UBS	47,000	3.643%	-
Federal National Mortgage Assn., 5.000% 15-Year
11/1/05	UBS	6,000	3.493%	(28)
Federal National Mortgage Assn., 5.000% 30-Year
11/1/05	UBS	11,000	3.493%	(57)
Federal National Mortgage Assn., 5.500% 30-Year
11/1/05	UBS	18,000	3.543%	(88)
Federal National Mortgage Assn., 6.000% 30-Year
11/1/05	UBS	5,000	3.583%	(21)

				(1,992)

*BA	—Bank of America.
UBS	—UBS Warburg
**	Based on one-month London InterBank Offered Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 16, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.